(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER: GROWTH
SM

SEMIANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

MARKET RECAP          6   AN OVERVIEW OF THE MARKET'S PERFORMANCE
                          AND THE FACTORS DRIVING IT.

FUND TALK             7   THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    11  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           12  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  49  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 53  NOTES TO THE FINANCIAL STATEMENTS.


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998      PAST 6  PAST 1  PAST 5   LIFE OF
                                  MONTHS  YEAR    YEARS    FUND

FIDELITY ASSET MANAGER: GROWTH    13.40%  38.25%  114.16%  174.32%

FIDELITY AGGR. ASSET ALLOCATION   13.29%  36.06%  119.95%  N/A
 COMPOSITE

 S&P 500 (REGISTERED TRADEMARK)   17.22%  48.00%  174.71%  210.10%

 LB AGGREGATE BOND                4.54%   11.99%  39.89%   N/A

 LB 3 MONTH T-BILL                2.64%   5.58%   27.62%   N/A

FLEXIBLE PORTFOLIO FUNDS AVERAGE  8.89%   28.72%  92.77%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 30, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Aggressive Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 211 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998               PAST 1  PAST 5  LIFE OF
                                           YEAR    YEARS   FUND

FIDELITY ASSET MANAGER: GROWTH             38.25%  16.45%  17.51%

FIDELITY AGGR. ASSET ALLOCATION COMPOSITE  36.06%  17.08%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Asset Manager: Growth       S&P 500
LB Aggregate Bond           FID Aggr. Comp. (Alt)
             00321                       SP001
LB001                       F0105
  1991/12/31      10000.00                    10000.00
   10000.00                    10000.00
  1992/01/31      10367.06                     9814.00
    9863.96                     9832.79
  1992/02/29      10585.32                     9941.58
    9928.09                     9928.85
  1992/03/31      10436.51                     9747.72
    9872.12                     9786.72
  1992/04/30      10466.27                    10034.30
    9943.43                     9994.20
  1992/05/31      10684.52                    10083.47
   10131.06                    10082.80
  1992/06/30      10565.48                     9933.23
   10270.49                    10030.65
  1992/07/31      11001.98                    10339.50
   10480.03                    10375.92
  1992/08/31      10823.41                    10127.54
   10586.20                    10268.64
  1992/09/30      11071.43                    10247.04
   10711.68                    10394.18
  1992/10/31      11279.76                    10282.91
   10569.66                    10371.52
  1992/11/30      11686.51                    10633.55
   10572.05                    10594.82
  1992/12/31      11907.91                    10764.35
   10740.17                    10733.81
  1993/01/31      12079.90                    10854.77
   10946.12                    10863.25
  1993/02/28      12231.66                    11002.39
   11137.74                    11025.99
  1993/03/31      12707.16                    11234.54
   11184.15                    11189.63
  1993/04/30      12747.63                    10962.67
   11262.03                    11041.15
  1993/05/31      13010.68                    11256.47
   11276.37                    11230.85
  1993/06/30      13202.90                    11289.11
   11480.73                    11328.95
  1993/07/31      13445.72                    11243.95
   11545.66                    11321.07
  1993/08/31      13992.04                    11670.10
   11748.03                    11677.20
  1993/09/30      13931.34                    11580.24
   11780.30                    11634.00
  1993/10/31      14366.38                    11819.95
   11824.32                    11804.96
  1993/11/30      14244.97                    11707.66
   11723.73                    11694.61
  1993/12/31      15041.53                    11849.32
   11787.27                    11802.05
  1994/01/31      15622.08                    12252.20
   11946.42                    12113.43
  1994/02/28      15157.64                    11920.17
   11738.87                    11822.99
  1994/03/31      14387.09                    11400.45
   11449.46                    11410.18
  1994/04/30      14365.98                    11546.37
   11358.03                    11479.88
  1994/05/31      14482.09                    11735.73
   11356.44                    11600.01
  1994/06/30      14049.31                    11448.21
   11331.34                    11409.94
  1994/07/31      14397.64                    11823.71
   11556.42                    11717.71
  1994/08/31      14904.30                    12308.48
   11570.76                    12032.78
  1994/09/30      14682.64                    12006.92
   11400.46                    11792.90
  1994/10/31      14724.86                    12277.08
   11390.30                    11965.75
  1994/11/30      14302.64                    11829.95
   11365.00                    11677.52
  1994/12/31      13930.27                    12005.39
   11443.48                    11814.50
  1995/01/31      13583.09                    12316.69
   11669.95                    12082.17
  1995/02/28      13810.93                    12796.67
   11947.42                    12468.34
  1995/03/31      14093.00                    13174.30
   12020.72                    12734.26
  1995/04/30      14483.57                    13562.28
   12188.63                    13031.23
  1995/05/31      14841.59                    14104.36
   12660.29                    13531.10
  1995/06/30      15156.22                    14432.01
   12753.11                    13770.98
  1995/07/31      15785.47                    14910.57
   12724.63                    14055.82
  1995/08/31      15872.26                    14948.00
   12878.20                    14131.14
  1995/09/30      16143.49                    15578.81
   13003.49                    14562.61
  1995/10/31      15948.20                    15523.19
   13172.59                    14599.91
  1995/11/30      16338.77                    16204.66
   13369.98                    15087.68
  1995/12/31      16709.46                    16516.76
   13557.61                    15345.57
  1996/01/31      17260.20                    17078.99
   13647.64                    15717.60
  1996/02/29      17238.17                    17237.31
   13410.42                    15718.76
  1996/03/31      17271.22                    17403.31
   13317.20                    15779.27
  1996/04/30      17568.62                    17659.83
   13242.31                    15903.57
  1996/05/31      17766.88                    18115.28
   13215.42                    16166.03
  1996/06/30      17843.99                    18184.30
   13392.89                    16271.19
  1996/07/31      17392.38                    17380.92
   13429.54                    15819.24
  1996/08/31      17513.54                    17747.48
   13407.03                    16029.81
  1996/09/30      18240.52                    18746.31
   13640.67                    16698.83
  1996/10/31      18769.23                    19263.33
   13942.83                    17112.13
  1996/11/30      20002.89                    20719.45
   14181.66                    18045.43
  1996/12/31      19648.40                    20308.99
   14049.80                    17761.29
  1997/01/31      20465.58                    21577.90
   14092.82                    18555.95
  1997/02/28      20693.91                    21747.07
   14127.88                    18673.00
  1997/03/31      19684.45                    20853.48
   13971.32                    18088.01
  1997/04/30      20489.61                    22098.44
   14180.46                    18916.17
  1997/05/31      21739.42                    23443.79
   14314.51                    19772.24
  1997/06/30      22388.36                    24494.07
   14484.41                    20454.68
  1997/07/31      23902.55                    26443.06
   14875.01                    21737.47
  1997/08/31      23133.43                    24961.72
   14748.13                    20843.87
  1997/09/30      23998.69                    26328.88
   14965.64                    21724.92
  1997/10/31      23505.97                    25449.49
   15182.75                    21300.41
  1997/11/30      24251.05                    26627.55
   15252.66                    22019.69
  1997/12/31      24847.53                    27084.74
   15406.23                    22344.67
  1998/01/31      25035.77                    27384.30
   15604.02                    22594.53
  1998/02/28      26461.01                    29359.26
   15592.27                    23734.86
  1998/03/31      27213.97                    30862.74
   15645.29                    24611.43
IMATRL PRASUN   SHR__CHT 19980331 19980424 143632 R00000000000078
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager: Growth on December 31, 1991, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $27,214 - a 172.14% increase on the initial investment. For comparison, look at how both the S&P 500, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage backed securities, with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $30,863 - a 208.63% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $15,645 - a 56.45% increase. You can also look at how the Fidelity Aggressive Asset Allocation Composite Index, did over the same period. The composite index combines the total returns of the S&P 500 (+208.63%), the Lehman Brothers Aggregate Bond Index (+56.45%) and the Lehman Brothers 3-month T-Bill Index (+32.39%) according to the fund's neutral mix,* and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $24,611 - a 146.11% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* CURRENTLY 70% STOCKS, 25% BONDS AND 5% SHORT-TERM/MONEY MARKET INSTRUMENTS EFFECTIVE
JANUARY 1, 1997; 65%, 30% AND 5%, RESPECTIVELY, PRIOR TO JANUARY 1,
1997.
Despite being tested during the period, the U.S. stock and bond markets performed well during the six months that ended March 31, 1998. Economic trouble in Southeast Asia caused worldwide concern, but a domestic economic environment of low inflation, low interest rates and steady growth spelled positive returns for both stocks and bonds.
STOCKS: The U.S. stock market showed its resiliency during the period. Despite the economic uncertainty in Southeast Asia - and the resulting concern that U.S. corporate earnings would slow - the stock market performed well. The Standard & Poor's 500 Index - a measure of the U.S. stock market - returned 17.22% during this time. In late October, after several small Southeast Asian countries devalued their currencies, a full-fledged economic crisis enveloped the region. These troubles had ripple effects throughout the world, particularly in the U.S., where the Dow Jones Industrial Average plummeted 550-plus points in one trading session. Many U.S. corporations with business exposure to Southeast Asia announced earnings disappointments. Investors showed their concern by embarking on a "flight to quality," seeking shelter in stocks of companies with minimal international exposure. Despite this turbulence, however, the continued strength of the U.S. economy seemed to buoy the stock market as low interest rates, low inflation and moderate growth combined to make for a favorable economic backdrop. After digesting the events that took place in Southeast Asia, investors regained their attraction to stocks. Through the first three months of 1998, cash inflows into stock mutual funds were very strong and the Dow itself was approaching the 9000-point barrier.
BONDS: Similar to their equity counterparts, bonds benefited from the continued lack of inflationary pressure during the period. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable investment-grade bond market - returned 4.54% during this period. Global volatility and historically low interest rates were the main stories in the last quarter of 1997. Financial problems in Asia came to a head in October, resulting in a "flight to quality." Wary stock investors sought investments offering lower volatility, helping the U.S. bond market - especially U.S. Treasuries - surge. The Lehman Brothers Corporate Bond Index returned 4.49% for the six months. Corporate bonds benefited from continued economic growth and demand for yield, although they faltered somewhat in January 1998. Investors feared a slowdown in demand from Asia would eat into corporate earnings. In spite of record new issuance in February 1998, corporates rebounded due in part to increased demand on the part of yield-hungry investors. Mortgage-backed bonds performed well during the period, even though lower interest rates resulted in more mortgage prepayment activity. The Lehman Brothers Mortgage-Backed Securities Index generated a six-month return of 4.04%. High-yield and emerging-market issues turned in strong performances throughout the first quarter of 1998.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Habermann, Lead Portfolio Manager of Fidelity Asset Manager: Growth
Q. HOW DID THE FUND PERFORM, DICK?
A. I was pleased with the fund's performance. For the six months that ended March 31, 1998, the fund had a total return of 13.40%. That outperformed the 13.29% return of the Fidelity Aggressive Asset Allocation Composite Index and the 8.89% return of the Lipper flexible funds average. For the 12 months that ended March 31, 1998, the fund returned 38.25%, compared to the 36.06% return of the composite index and the 28.72% return of the Lipper peer group.
Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?
A. Asset allocation decisions - more than security selection within the asset classes - helped the fund outperform the composite index and the peer group during the period. The fund was consistently overweighted in equities - the best-performing asset class during the period. However, the fund did not have a significant overweighting in equities, which helped preserve value when the stock market plummeted at the end of October in response to financial problems in Asia. In part, the fund's positioning within the fixed-income portion of the portfolio was predicated on the relatively small yield differences between short- and long-maturity securities that existed throughout much of the period. In this type of environment, I didn't feel the additional yield offered by longer-maturity securities was worth the potential risk, particularly during the latter part of the period. Accordingly, I kept the fund's allocation toward longer-maturity, fixed-income securities slightly underweighted, while keeping the money market allocation at near-neutral levels. In an effort to find additional yield in this environment, I chose to overweight high-yield securities within the fixed-income allocation, while keeping the fund's total bond exposure at below-neutral levels. In retrospect, the decision to overweight high-yield securities relative to investment-grade bonds was a key contributor of the fund's fixed-income allocation, as high-yield returns generally outpaced the returns of comparable investment-grade issues during the six-month period.
Q. HOW DOES THE PRESENT ASSET ALLOCATION COMPARE TO THE FUND'S NEUTRAL
MIX?
A. The fund was consistently overweighted in equities, relative to its neutral mix, which calls for 70% to be invested in stocks, 25% in bonds and 5% in short-term/money market instruments. Throughout the period, equities represented anywhere from 72% to 78% of the fund's net assets, with the equity allocation ending the period at 76.2%. The fund remained slightly underweighted in bonds, with that allocation ending the period at 20%, and nearly neutral in short-term instruments, which represented 3.8% at the end of March. High-yield securities accounted for about 60% of the bond allocation, or approximately 12% of the fund's net assets as of March 31.
Q. GOING FORWARD, BRAD LEWIS WILL REPLACE GEORGE VANDERHEIDEN AS THE INVESTMENT PROFESSIONAL SELECTING THE EQUITY SECURITIES OF THE PORTFOLIO. HOW WILL THIS CHANGE AFFECT THE FUND?
A. The change will not affect the fund's goal of minimizing risk while attempting to maximize returns. Brad Lewis, a 13-year veteran of Fidelity, has developed an impressive track record as the manager of several funds, including Fidelity Disciplined Equity Fund since 1988. Unlike George Vanderheiden, who chose stocks for the fund based on individual company business prospects, Brad uses computer-aided, quantitative analysis - supported by fundamental research - for picking stocks. The quantitative discipline may result in the equity portion of the portfolio being spread out among a larger number of stocks relative to the larger positions in individual stocks that George tended to maintain. But overall, the fund's equity portfolio will continue to seek out and hold stocks that we feel will deliver the best returns for our shareholders. We are pleased that the equity investments will continue to be selected by a seasoned veteran like Brad.
Q. WHICH STOCKS HELPED THE FUND'S PERFORMANCE?
A. Financial stocks, such as Fannie Mae and Freddie Mac, performed extremely well during this period of low interest rates and robust capital markets. While a relatively small percentage of net assets, the fund's European holdings also generated healthy returns. Europe seems to be trending up as the countries there are entering a phase of restructuring and consolidation, concurrent with low interest rates and growing earnings. The health care sector, as a whole, performed well on the strength of large-capitalization pharmaceutical stocks that benefited from a "flight to quality" during the Asian crisis - meaning investors sought out large companies with household names that they perceived as safe. Pharmaceuticals also reaped the rewards of accelerated reviews by the Food and Drug Administration. Finally, retail and wholesale stocks were strong and the fund was heavily overweighted, relative to the Standard & Poor's 500 Index, in that sector. In fact, Wal-Mart, which was the fund's fifth largest equity holding at the end of March, gained 39% during the period versus a 17% return for the S&P 500.
Q. WHICH STOCKS HURT PERFORMANCE?
A. Consumer nondurables took a hit during the period. Specific to that sector, tobacco stocks such as RJR Nabisco and Philip Morris weakened during the period as litigation fears heightened. In addition, Columbia/HCA's growth was stunted as federal regulators intensified their investigations into the company's billing practices. Finally, many technology stocks were punished on fears that worldwide product demand would slow drastically as a result of the Asian crisis. Notably, Compaq Computer's stock dropped substantially during the period as the company struggled with inventory problems.
Q. WHAT WAS YOUR STRATEGY FOR THE FUND'S BOND INVESTMENTS?
A. While bonds were underweighted relative to the fund's neutral allocation of 25%, I employed several value-added strategies during the period. As I mentioned earlier, the fund reaped the rewards of its overweighted position in high-yield bonds, as they handily outpaced the returns of their investment-grade counterparts. Fred Hoff - who oversees security selection for Asset Manager: Growth's high-yield allocation - emphasized securities and sectors that performed extremely well during the period. Cable and media issues and commercial mortgage-backed securities (CMBS) - bonds that are backed by loans on commercial property, such as office buildings or retail malls - were the biggest contributors to the high-yield sector of the portfolio. Charlie Morrison - who handles security selection for Asset
Manager: Growth's investment-grade fixed-income allocation - focused on several strategies during the period. Within the investment-grade allocation, investments in corporate securities were trimmed slightly on profit-taking, with a portion of the proceeds deployed to mortgage-backed securities. This transition proved beneficial, as mortgage-backed securities performed particularly well toward the end of the period when interest rates stabilized.
Q. WHAT SECTORS DID YOU TARGET IN THE CORPORATE BOND MARKET?
A. As I mentioned, the high-yield allocation emphasized the cable and telecommunications industries. Growth in these sectors generally depends on the health of the U.S. economy - not on Asian markets. In addition, many of these companies were able to increase their cash flows and improve their credit ratings by taking advantage of deregulation and technological advancement in the industry. Within the fund's investment-grade corporate bond allocation, securities issued by banking and finance concerns continued to be emphasized. In part, this stance was predicated on the low interest-rate environment and its favorable impact on companies in the financial sector.
Q. HOW DID YOU POSITION THE SHORT-TERM/MONEY MARKET PORTION OF THE
PORTFOLIO?
A. I kept the fund's allocation toward short-term instruments - which were managed by John Todd of our money market group - in a fairly tight range during the period. As in prior periods, John continued to manage the fund's short-term allocation with the objective of adding value relative to a benchmark - the three-month Treasury bill - within the context of a controlled volatility framework. I increased the fund's bond allocation while reducing short-term instruments during the period in response to increasingly favorable inflation conditions and a slowing economy. At the end of the period, the fund maintained a near-neutral allocation in short-term/money market instruments, which performed admirably during the period because of beneficial security selection.
Q. WHAT'S YOUR OUTLOOK?
A. We're in the midst of the third-longest positive economic cycle in the post-war U.S. - following a long run in the 1960s when John F. Kennedy was president and in the 1980s when Ronald Reagan led the country. So, in its seventh year, the expansion continues to be remarkably strong. In addition, we're still witnessing decent earnings growth, moderate restructuring efforts and robust merger activity - all of which bodes well for improving the efficiency of the American economy. Even more amazing is that this growth is happening at a time when inflation is virtually non-existent. In this environment, I think both the stock and bond markets will benefit. However, I do believe that we've entered a new period of volatility in the markets, where one-time events can cause major shake-ups. I think the questions raised by the Asian financial crisis need to be monitored. Although the U.S. economy may not be drastically hurt by this turmoil, the cheapening of Asian goods could cause U.S. manufacturers to move production outside of the country, which would lead to higher unemployment and slower growth. Considering that we may be entering a period of higher volatility in the markets, it makes sense that I proceed with caution and not stray too far from the fund's neutral mix in the near future.
DICK HABERMANN ON HOW
THE FUND COMPARES TO
BALANCED FUNDS:
"WHEN EXAMINING FUNDS THAT INVEST
IN MULTIPLE ASSET CLASSES, INVESTORS
SHOULD BE SURE TO DISTINGUISH
BETWEEN ASSET ALLOCATION FUNDS AND
BALANCED FUNDS. ASSET ALLOCATION
FUNDS SHIFT THEIR PORTFOLIO MIXES
AMONG EQUITIES, FIXED-INCOME
SECURITIES AND SHORT-TERM
INSTRUMENTS, WHILE SEEKING TO ADD
VALUE BY TIMING THESE SHIFTS
APPROPRIATELY. IN CONTRAST, MANY
BALANCED-TYPE FUNDS TEND TO KEEP
THEIR ASSET MIXES FAIRLY STATIC, AND
USUALLY MAINTAIN ALLOCATIONS IN ONLY
TWO ASSET CLASSES, STOCKS AND
BONDS. FOR INSTANCE, A `TRADITIONAL'
BALANCED FUND TENDS TO SPLIT ITS
INVESTMENTS BY ALLOCATING ROUGHLY
60% TO EQUITIES AND 40% TO
FIXED-INCOME SECURITIES. REGARDLESS
OF CHANGES IN MARKET CONDITIONS, THE
ECONOMY, VALUATIONS OR OTHER FACTORS,
THE ASSET MIX WITHIN BALANCED FUNDS
STAYS RELATIVELY CONSTANT. IN
CONTRAST, ASSET ALLOCATION FUNDS -
SUCH AS THE FIDELITY ASSET MANAGER
FUNDS - UTILIZE A BLENDED
APPROACH TO ASSET ALLOCATION SHIFTS,
COMBINING THE RESULTS FROM OUR
PROPRIETARY QUANTITATIVE MODEL
WITH COMPANY-BY-COMPANY
SECURITY SELECTION AND
ASSET-CLASS-LEVEL RESEARCH FROM OUR
GLOBAL NETWORK OF ANALYSTS AND
PORTFOLIO MANAGERS."
FUND FACTS
GOAL: MAXIMUM TOTAL RETURN
OVER THE LONG TERM THROUGH
INVESTING IN STOCKS, BONDS AND
SHORT-TERM AND MONEY MARKET
INSTRUMENTS
FUND NUMBER: 321
TRADING SYMBOL: FASGX
START DATE: DECEMBER 30, 1991
SIZE: AS OF MARCH 31, 1998,
MORE THAN $5.1 BILLION
MANAGER: RICHARD HABERMANN,
SINCE 1996; MANAGER, FIDELITY
ASSET MANAGER AND FIDELITY
ASSET MANAGER: INCOME, SINCE
1996; FIDELITY TREND FUND,
1977-1981; FIDELITY MAGELLAN
FUND, 1972-1977; JOINED
FIDELITY IN 1968
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF MARCH 31, 1998
                               % OF FUND'S   % OF FUND'S INVESTMENTS
                               INVESTMENTS   IN THESE STOCKS
                                             6 MONTHS AGO

FANNIE MAE                     7.1           5.9

PHILIP MORRIS COMPANIES, INC.  4.3           4.9

FREDDIE MAC                    2.6           2.2

COLUMBIA/HCA HEALTHCARE CORP.  2.1           1.9

WAL-MART STORES, INC.          2.0           1.6

TOP FIVE MARKET SECTORS AS OF MARCH 31, 1998
(STOCKS ONLY)       % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   IN THESE MARKET SECTORS
                                  6 MONTHS AGO

FINANCE             18.6          16.1

UTILITIES           8.7           6.1

TECHNOLOGY          7.7           11.1

RETAIL & WHOLESALE  7.7           6.5

HEALTH              6.6           5.6

TOP FIVE COUNTRIES AS OF MARCH 31, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

UNITED STATES                 85.5          83.2

UNITED KINGDOM                3.1           2.8

NETHERLANDS                   1.8           1.8

FRANCE                        1.1           0.9

SWITZERLAND                   0.9           0.9

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS.
ASSET ALLOCATION
AS OF MARCH 31, 1998 * AS OF SEPTEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 4.0
ROW: 1, COL: 2, VALUE: 20.0
ROW: 1, COL: 3, VALUE: 76.0
STOCKS  74%
BONDS 17%
SHORT-TERM
INVESTMENTS 9%
FOREIGN
INVESTMENTS 9%
STOCKS  76%
BONDS 20%
SHORT-TERM
INVESTMENTS 4%
FOREIGN
INVESTMENTS 10%
ROW: 1, COL: 1, VALUE: 9.0
ROW: 1, COL: 2, VALUE: 17.0
ROW: 1, COL: 3, VALUE: 74.0
*
**
ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART. INVESTMENTS MARCH 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 72.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.0%
Gulfstream Aerospace Corp. (a)  47,600 $ 2,065
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.:
 Class A  88,177  5,015
 Class B  245,900  14,354
  19,369
TOTAL AEROSPACE & DEFENSE   21,434
BASIC INDUSTRIES - 2.9%
CHEMICALS & PLASTICS - 1.7%
Air Products & Chemicals, Inc.   56,800  4,707
Dow Chemical Co.   18,900  1,838
du Pont (E.I.) de Nemours & Co.   653,400  44,431
Raychem Corp.   585,700  24,343
Union Carbide Corp.   283,400  14,205
  89,524
PACKAGING & CONTAINERS - 0.9%
Bemis Co., Inc.   31,500  1,421
Corning, Inc.   167,600  7,416
Owens-Illinois, Inc. (a)  912,600  39,470
  48,307
PAPER & FOREST PRODUCTS - 0.3%
Boise Cascade Corp.   101,100  3,646
Champion International Corp.   178,000  9,668
Willamette Industries, Inc.   73,200  2,750
  16,064
TOTAL BASIC INDUSTRIES   153,895
CONSTRUCTION & REAL ESTATE - 1.1%
CONSTRUCTION - 0.7%
Centex Corp.   145,600  5,551
D.R. Horton, Inc.   208,753  4,436
Fleetwood Enterprises, Inc.   346,400  16,129
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Kaufman & Broad Home Corp.   339,000 $ 11,039
U.S. Home Corp (a).  25,900  1,187
  38,342
ENGINEERING - 0.4%
Fluor Corp.   405,300  20,164
TOTAL CONSTRUCTION & REAL ESTATE   58,506
DURABLES - 3.6%
AUTOS, TIRES, & ACCESSORIES - 2.3%
Cummins Engine Co., Inc.   144,500  7,966
Discount Auto Parts, Inc. (a)  176,300  4,275
General Motors Corp.   1,249,045  84,232
Goodyear Tire & Rubber Co.   78,200  5,924
Magna International, Inc. Class A  179,100  13,984
Superior Industries International, Inc.   173,400  5,755
  122,136
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   111,500  10,167
CONSUMER ELECTRONICS - 0.7%
Newell Co.   107,800  5,222
Philips Electronics NV  193,800  14,232
Philips Electronics NV (Bearer)  222,000  16,310
  35,764
HOME FURNISHINGS - 0.0%
HON Industries, Inc.   6,000  221
TEXTILES & APPAREL - 0.4%
Arena Brands Holdings Corp. Class B (a)  5,556  224
Burlington Industries, Inc. (a)  211,900  3,721
Jones Apparel Group, Inc. (a)  71,400  3,931
Liz Claiborne, Inc.   206,000  10,274
NIKE, Inc. Class B  108,600  4,806
Reebok International Ltd. (a)  6,000  183
Warnaco Group, Inc. Class A  39,300  1,543
  24,682
TOTAL DURABLES   192,970
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 5.0%
ENERGY SERVICES - 0.3%
McDermott International, Inc.   333,300 $ 13,769
Schlumberger Ltd.   18,100  1,371
  15,140
OIL & GAS - 4.7%
Amerada Hess Corp.   186,700  10,887
Amoco Corp.   22,000  1,900
Apache Corp.   17,500  643
Atlantic Richfield Co.   90,500  7,116
British Petroleum PLC:
 ADR  443,628  38,180
 Ord.   522  8
Burlington Resources, Inc.   805,102  38,595
Chevron Corp.   52,500  4,216
Cooper Cameron Corp. (a)  8,100  489
Elf Aquitaine SA sponsored ADR  77,019  4,987
Enron Oil & Gas Co.   31,200  716
Kerr-McGee Corp.   64,000  4,452
Occidental Petroleum Corp.   1,064,900  31,215
Royal Dutch Petroleum Co. Ord.   105,600  5,983
Royal Dutch Petroleum Co.   1,021,100  58,011
Santa Fe Energy Resources, Inc.   191,400  2,105
Tosco Corp.   683,700  24,100
Total SA:
 Class B  47,955  5,764
 sponsored ADR  111,951  6,724
USX-Marathon Group  8,900  335
Valero Energy Corp.   65,800  2,196
  248,622
TOTAL ENERGY   263,762
FINANCE - 18.4%
BANKS - 1.4%
Credit Suisse Group (Reg.)  143,300  28,688
NationsBank Corp.   204,700  14,930
Providian Financial Corp.   357,300  20,522
Wells Fargo & Co.   30,600  10,136
  74,276
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - 0.1%
First NIS Regional Fund (a)  274,200 $ 5,073
CREDIT & OTHER FINANCE - 1.5%
CIT Group, Inc. Class A  92,400  3,015
Fleet Financial Group, Inc.   835,717  71,088
Green Tree Financial Corp.   148,800  4,232
Money Store, Inc. (The)  71,100  2,271
Transamerica Corp.   11,400  1,328
  81,934
FEDERAL SPONSORED CREDIT - 9.7%
Freddie Mac  2,915,900  138,323
Fannie Mae  5,995,500  379,215
  517,538
INSURANCE - 5.2%
AFLAC, Inc.   142,100  8,988
Allmerica Financial Corp.   157,700  10,073
Allstate Corp.   800,009  73,551
American International Group, Inc.   468,025  58,942
CIGNA Corp.   142,100  29,131
General Re Corp.   68,600  15,135
Loews Corp.   135,900  14,168
MBIA, Inc.   48,900  3,790
MGIC Investment Corp.   332,400  21,835
Nationwide Financial Services, Inc. Class A  11,700  507
PMI Group, Inc.   152,700  12,331
Provident Companies, Inc.   18,200  624
Reliastar Financial Corp.   80,637  3,714
Torchmark Corp.   372,000  17,042
Travelers Property Casualty Corp. Class A  108,800  4,787
UNUM Corp.   31,400  1,733
  276,351
SAVINGS & LOANS - 0.3%
Golden West Financial Corp.   132,720  12,716
SECURITIES INDUSTRY - 0.2%
Nomura Securities Co. Ltd.   507,000  5,778
United Asset Management Corp.   214,700  5,851
Waddell & Reed Financial, Inc. Class A (a)  6,500  169
  11,798
TOTAL FINANCE   979,686
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 6.6%
DRUGS & PHARMACEUTICALS - 2.7%
American Home Products Corp.   383,800 $ 36,605
Amgen, Inc.   133,000  8,096
Astra AB Class A Free shares  1,176,100  24,229
Gilead Sciences, Inc. (a)  8,800  317
Merck & Co., Inc.   100,000  12,838
Novartis AG (Reg.)  11,375  20,144
Schering-Plough Corp.   463,200  37,838
Sepracor, Inc. (a)  28,100  1,198
  141,265
MEDICAL EQUIPMENT & SUPPLIES - 0.7%
Allegiance Corp.   17,120  677
Bard (C.R.), Inc.   91,300  3,355
Baxter International, Inc.   60,800  3,352
Biomet, Inc.   292,800  8,784
Boston Scientific Corp. (a)  71,700  4,840
Johnson & Johnson  42,900  3,145
St. Jude Medical, Inc. (a)  349,107  11,673
Sofamor/Danek Group, Inc. (a)  28,300  2,413
  38,239
MEDICAL FACILITIES MANAGEMENT - 3.2%
Columbia/HCA Healthcare Corp.   3,488,925  112,518
Humana, Inc. (a)  775,800  19,250
Tenet Healthcare Corp.   487,900  17,717
United HealthCare Corp.   359,600  23,284
  172,769
TOTAL HEALTH   352,273
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.   199,300  5,991
INDUSTRIAL MACHINERY & EQUIPMENT - 1.7%
ELECTRICAL EQUIPMENT - 1.4%
Alcatel Alsthom Compagnie Generale d'Electricite
SA sponsored ADR  19,700  749
Alcatel Alsthom Compagnie Generale d'Electricite SA  175,500  32,974
Emerson Electric Co.   100,700  6,564
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
General Electric Co.   334,300 $ 28,812
Grainger (W.W.), Inc.   28,200  2,899
Scientific-Atlanta, Inc.   168,500  3,296
  75,294
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Caterpillar, Inc.   212,900  11,723
Tyco International Ltd.  43,600  2,382
Ultratech Stepper, Inc. (a)  193,600  3,945
  18,050
POLLUTION CONTROL - 0.0%
Browning-Ferris Industries, Inc.   11,300  369
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   93,713
MEDIA & LEISURE - 2.6%
BROADCASTING - 0.8%
CBS Corp.   247,500  8,400
Comcast Corp.:
 Class A  29,800  1,034
 Class A special  58,400  2,062
Cox Communications, Inc. Class A (a)  58,200  2,444
Orion Network Systems, Inc. warrants (a):
 1/15/07 (cv .6056)  1,160  19
 1/15/07 (cv .4743)  3,950  51
Tele-Communications, Inc. (a):
 (TCI Group), Series A  129,911  4,039
 (TCI Ventures Group), Series A  681,178  11,963
Time Warner, Inc.   176,189  12,686
  42,698
ENTERTAINMENT - 0.3%
Cedar Fair LP (depositary unit)  25,300  696
Disney (Walt) Co.   18,700  1,996
King World Productions, Inc.   91,400  2,673
Royal Caribbean Cruises Ltd.   25,100  1,759
Viacom, Inc. (a):
 Class A  83,000  4,409
 Class B (non-vtg.)  109,500  5,886
  17,419
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
Nintendo Co. Ltd. Ord.   23,000 $ 1,920
LODGING & GAMING - 0.6%
Bally Gaming International, Inc. warrants 7/29/98 (a) 37,500 23 Circus Circus Enterprises, Inc. (a) 369,700 7,764
Fitzgeralds South, Inc. warrants 3/15/99 (i)  410  -
Mirage Resorts, Inc. (a)  437,300  10,632
Sun International Hotels Ltd. Ord. (a)  235,300  11,147
  29,566
PUBLISHING - 0.3%
Cognizant Corp.   110,300  6,328
U.S. WEST Media Group  333,600  11,593
  17,921
RESTAURANTS - 0.6%
McDonald's Corp.   294,300  17,658
Papa John's International, Inc. (a)  36,100  1,385
Wendy's International, Inc.   493,100  11,002
  30,045
TOTAL MEDIA & LEISURE   139,569
NONDURABLES - 4.8%
BEVERAGES - 0.1%
PepsiCo, Inc.   51,400  2,194
TOBACCO - 4.7%
Philip Morris Companies, Inc.   5,451,800  227,272
RJR Nabisco Holdings Corp.   689,784  21,599
UST, Inc.   104,000  3,354
  252,225
TOTAL NONDURABLES   254,419
PRECIOUS METALS - 0.1%
Newmont Mining Corp.   97,131  2,969
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 7.7%
APPAREL STORES - 0.4%
Columbia Sportswear Co.   1,400 $ 30
Gap, Inc.   133,350  6,001
Lamonts Apparel, Inc. warrants 6/10/99 (a)  47,666  -
TJX Companies, Inc.   322,400  14,589
  20,620
GENERAL MERCHANDISE STORES - 2.7%
Federated Department Stores, Inc.  373,800  19,368
Penney (J.C.) Co., Inc.   153,800  11,641
Proffitts, Inc. (a)  124,100  4,499
Wal-Mart Stores, Inc.   2,131,400  108,302
  143,810
GROCERY STORES - 0.3%
Safeway, Inc. (a)  445,800  16,467
RETAIL & WHOLESALE, MISCELLANEOUS - 4.3%
Circuit City Stores, Inc. - Circuit City Group   590,500  25,244
Corporate Express, Inc. (a)  183,600  1,830
Home Depot, Inc.   1,310,300  88,363
Lowe's Companies, Inc.   1,001,600  70,300
Officemax, Inc. (a)  539,375  9,641
Office Depot, Inc. (a)  166,850  5,193
Rex Stores Corp. (a)  62,600  923
Staples, Inc. (a)  353,450  8,196
Toys "R" Us, Inc. (a)  316,700  9,521
U.S. Office Products Co. (a)   356,200  6,768
Viking Office Products, Inc. (a)  221,300  5,145
  231,124
TOTAL RETAIL & WHOLESALE   412,021
SERVICES - 0.8%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   35,700  2,218
LEASING & RENTAL - 0.0%
Republic Industries, Inc. (a)  74,100  1,913
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   16,500  678
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.7%
Cendant Corp. (a)  810,959 $ 32,134
Medpartners, Inc. (a)  8,700  89
Reuters Group PLC ADR  62,140  4,012
  36,235
TOTAL SERVICES   41,044
TECHNOLOGY - 7.7%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  26,300  521
Globalstar Telecommunications Ltd. warrants 2/15/04 (a)(i) 1,900 266 3Com Corp. (a) 116,700 4,194
  4,981
COMPUTER SERVICES & SOFTWARE - 2.5%
Automatic Data Processing, Inc.   215,400  14,661
Black Box Corp. (a)  42,300  1,560
Ceridian Corp. (a)  291,200  15,707
CompUSA, Inc. (a)  123,100  3,201
E Trade Group, Inc. (a)  90,800  2,264
Electronic Data Systems Corp.  550,800  25,268
Electronics for Imaging, Inc. (a)  286,300  7,444
First Data Corp.   340,400  11,063
Microsoft Corp. (a)  284,400  25,454
Oracle Corp. (a)  345,050  10,891
Policy Management Systems Corp. (a)  191,500  15,380
Shared Medical Systems Corp.   2,600  204
  133,097
COMPUTERS & OFFICE EQUIPMENT - 1.7%
Adaptec, Inc. (a)  106,000  2,080
Compaq Computer Corp.   860,100  22,255
Hewlett-Packard Co.   173,800  11,015
Ingram Micro, Inc. Class A (a)  33,500  1,244
International Business Machines Corp.   216,900  22,530
Quantum Corp. (a)  29,300  624
SCI Systems, Inc. (a)  475,800  16,950
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Seagate Technology (a)  195,700 $ 4,941
Tech Data Corp. (a)  244,300  9,406
Western Digital Corp. (a)  78,100  1,372
  92,417
ELECTRONIC INSTRUMENTS - 0.5%
Applied Materials, Inc. (a)  29,600  1,045
Cognex Corp. (a)  94,800  2,026
KLA-Tencor Corp. (a)  33,100  1,266
Lam Research Corp. (a)  210,400  5,918
Novellus Systems, Inc. (a)  135,000  5,839
Teradyne, Inc. (a)  17,600  705
Thermo Electron Corp. (a)  206,000  8,317
Varian Associates, Inc.   67,200  3,721
  28,837
ELECTRONICS - 2.9%
Altera Corp.   44,700  1,687
AMP, Inc.   428,000  18,752
Intel Corp.   464,100  36,229
Methode Electronics, Inc. Class A  172,400  2,575
Micrel, Inc. (a)  18,800  713
Microchip Technology, Inc. (a)  8,700  183
Micron Technology, Inc. (a)  930,200  27,034
Molex, Inc.   177,044  4,747
Motorola, Inc.   90,600  5,493
Solectron Corp. (a)  1,161,000  49,052
Thomas & Betts Corp.   100,200  6,413
Uniphase Corp. (a)  8,400  353
  153,231
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   17,500  770
TOTAL TECHNOLOGY   413,333
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  23,700  1,462
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.3%
Bombardier, Inc. Class B  148,400 $ 3,664
CSX Corp.   240,000  14,280
  17,944
SHIPPING - 0.1%
Stolt-Nielsen SA Class B sponsored ADR  106,400  2,115
Stolt-Nielsen SA  32,500  650
  2,765
TRUCKING & FREIGHT - 0.0%
Yellow Corp. (a)  119,600  2,287
TOTAL TRANSPORTATION   24,458
UTILITIES - 8.1%
CELLULAR - 2.8%
AirTouch Communications, Inc. (a)  804,100  39,351
Century Telephone Enterprises, Inc.   24,800  1,516
McCaw International Ltd. warrants 4/15/07 (a)(i)  12,170  61
SK Telecom Ltd.   6  3
Vodafone Group PLC sponsored ADR  705,800  73,315
Vodafone Group PLC  3,312,763  34,636
  148,882
ELECTRIC UTILITY - 0.5%
American Electric Power Co., Inc.   203,000  10,201
Consolidated Edison, Inc.   15,400  720
Entergy Corp.  198,300  5,899
Houston Industries, Inc.   90,600  2,605
Niagara Mohawk Power Corp. (a)  108,500  1,411
PG&E Corp.   92,948  3,067
  23,903
GAS - 0.0%
Enron Corp.   41,900  1,943
TELEPHONE SERVICES - 4.8%
AT&T Corp.   154,500  10,139
Ameritech Corp.  367,600  18,173
Bell Atlantic Corp.   246,298  25,246
BellSouth Corp.   366,600  24,768
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Deutsche Telekom AG  102,000 $ 2,219
MCI Communications Corp.   1,427,500  70,661
SBC Communications, Inc.   460,368  20,084
Sprint Corp.   731,400  49,507
Telebras sponsored ADR  202,700  26,313
WorldCom, Inc. (a)  197,200  8,492
  255,602
TOTAL UTILITIES   430,330
TOTAL COMMON STOCKS
(Cost $2,607,168)   3,840,373
NONCONVERTIBLE PREFERRED STOCKS - 2.5%
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
California Federal Preferred Capital Corp. 9 1/8%   371,066  9,973
Crown America Realty Trust, Series A, 11%  18,230  979
Walden Residential Properties, Inc. 9.20%  83,400  2,210
  13,162
FINANCE - 0.2%
CREDIT & OTHER FINANCE - 0.1%
Fresenius Medical Care Capital Trust II 7 7/8% (i)  5,340  5,375
INSURANCE - 0.1%
American Annuity Group Capital Trust II 8 3/4%  1,800  1,945
SIG Capital Trust I 9 1/2%  5,381  5,557
  7,502
TOTAL FINANCE   12,877
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp. 12 1/8%, pay-in-kind (c) 2,674 2,982 NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - 1.3%
BROADCASTING - 1.1%
Adelphia Communications Corp. $13  14,944 $ 1,778
American Radio Systems Corp. 11 3/8%, pay-in-kind  37,662  4,293
CSC Holdings, Inc. 11 1/8%, pay-in-kind  130,853  14,950
Capstar Broadcasting Partners, Inc. 12%, pay-in-kind 4,035 474 Chancellor Media Corp.:
 12%, pay-in-kind  25,646  3,103
 Series A, $12.25  15,694  2,205
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  2,928  3,323
SFX Broadcasting, Inc. 12 5/8%  48,785  5,757
Sinclair Capital 11 5/8%  50,145  5,541
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  15,967  17,843
  59,267
PUBLISHING - 0.2%
Primedia, Inc.:
 Series D, $10  41,288  4,387
 $9.20  30,238  3,092
  7,479
TOTAL MEDIA & LEISURE   66,746
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  4,600  465
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp. $3.52, pay-in-kind (a)  18,200
373
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind  2,102  2,575
UTILITIES - 0.6%
CELLULAR - 0.3%
Dobson Communications Corp. 12 1/4%, pay-in-kind (i) 4,108 4,509 Nextel Communications, Inc. 11 1/8%, pay-in-kind (i) 10,921 11,604
  16,113
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.3%
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (Reg.)  2,755 $ 3,154
IXC Communications, Inc. 12 1/2%, pay-in-kind  2,070  2,525
NEXTLINK Communications, Inc. 14%, pay-in-kind  116,711  7,353
Winstar Communications, Inc. 14 1/2% (a)(i)  3,046  3,731
  16,763
TOTAL UTILITIES   32,876
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $123,268)   132,056
CORPORATE BONDS - 15.7%
 MOODY'S PRINCIPAL
 RATINGS (D) AMOUNT (000S)
CONVERTIBLE BONDS - 0.1%
HEALTH - 0.0%
DRUGS & PHARMACEUTICALS - 0.0%
Integrated Process Equipment Corp.
6 1/4%, 9/15/04 (i)   B- $ 1,930  1,720
RETAIL & WHOLESALE - 0.1%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Sports Authority, Inc. 5 1/4%, 9/15/01  B1  2,190  1,949
TOTAL CONVERTIBLE BONDS   3,669
NONCONVERTIBLE BONDS - 15.6%
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.1%
BE Aerospace, Inc. 8%, 3/1/08 (i)  B1  2,690  2,693
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.:
 5.95%, 3/15/01  Baa $ 1,700 $ 1,694
 6.45%, 8/15/04  Baa  2,030  2,047
Tracor, Inc. 8 1/2%, 3/1/07   B1  2,270  2,332
  6,073
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  5,870  6,208
TOTAL AEROSPACE & DEFENSE   14,974
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.1%
Acetex Corp. yankee 9 3/4%, 10/1/03  B1  1,150  1,190
General Chemical Corp. 9 1/4%, 8/15/03  B2  1,600  1,656
Huntsman Corp. 9 1/2%, 7/1/07 (i)  B2  2,760  2,812
  5,658
PACKAGING & CONTAINERS - 0.1%
BWAY Corp., Series B, 10 1/4%, 4/15/07  B2  1,450  1,590
U.S. Can Corp. 10 1/8%, 10/15/06  B2  790  830
  2,420
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd. 10 1/2%, 6/15/07  B3  1,730  1,812
TOTAL BASIC INDUSTRIES   9,890
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.1%
American Standard, Inc. 7 3/8%, 2/1/08  Ba3  90  88
Nortek, Inc. 9 1/8%, 9/1/07  B1  4,440  4,595
  4,683
CONSTRUCTION - 0.0%
U.S. Home Corp. 8.88%, 8/15/07  B1  2,220  2,281
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE - 0.1%
LNR Property Corp. 9 3/8%, 3/15/08 (i)  B1 $ 4,445 $ 4,462
REAL ESTATE INVESTMENT TRUSTS - 0.1%
EOP Operating LP (i):
 6 3/8%, 2/15/03   Baa  1,200  1,188
 6 3/4%, 2/15/08   Baa  430  426
Weeks Realty LP 6 7/8%, 3/15/05  Baa  1,000  992
  2,606
TOTAL CONSTRUCTION & REAL ESTATE   14,032
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.2%
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  1,440  1,595
Morris Material Handling, Inc. 9 1/2%, 4/1/08 (i) B2 230 231 Navistar International Corp. 8%, 2/1/08 (i) Ba3 3,510 3,497
Oshkosh Truck Corp. 8 3/4%, 3/1/08 (i)  B3  3,940  3,979
  9,302
TEXTILES & APPAREL - 0.4%
Fruit of The Loom, Inc. 7 3/8%, 11/15/23  Ba1  2,490  2,132
GFSI, Inc. 9 5/8%, 3/1/07  B3  1,890  1,985
Levi Strauss & Co. 7%, 11/1/06 (i)  Baa  3,150  3,186
Nine West Group, Inc. (i):
 8 3/8%, 8/15/05   Ba2  2,900  2,770
 9%, 8/15/07   Ba3  4,750  4,489
Polymer Group, Inc. 8 3/4%, 3/1/08 (i)  B2  2,210  2,249
Unifi, Inc. 6 1/2%, 2/1/08 (i)  A3  1,020  1,000
Worldtex, Inc. 9 5/8%, 12/15/07 (i)  B1  5,630  5,714
  23,525
TOTAL DURABLES   32,827
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - 0.1%
OIL & GAS - 0.1%
Occidental Petroleum Corp.:
 10.94%, 5/17/00  Baa $ 1,200 $ 1,314
 6.39%, 11/9/00  Baa  500  503
 8 1/2%, 11/9/01  Baa  530  569
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3  2,800  2,982
Petroleum Geo Services ASA 7 1/8%, 3/30/28  Baa  1,300  1,302
  6,670
FINANCE - 2.5%
ASSET-BACKED SECURITIES - 0.7%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  7,040  7,850
Capital Equipment Receivables Trust
 6.48%, 10/15/06   Baa2  1,000  994
Contimortgage Home Equity Loan Trust
 6.26%, 7/15/12  Aaa  1,640  1,641
CPS Auto Grantor Trust 6.55%, 12/15/02   Aaa  988  996
CPS Auto Receivables Trust 6%, 8/15/03  Aaa  1,990  1,984
Dayton Hudson Credit Card Master Trust
 6 1/4%, 8/25/05  Aaa  1,640  1,647
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  1,060  1,067
 6.20%, 12/15/02  Baa3  890  883
Green Tree Financial Corp.:
 6 1/2%, 6/15/27  Aaa  750  752
 6.80%, 6/15/27  Aaa  750  757
 6.45%, 9/15/28  Aaa  1,230  1,237
 6.68%, 1/15/29  Aaa  2,280  2,304
Key Plastics, Inc. 10 1/4%, 3/15/07  A2  1,280  1,282
MBNA Master Credit Card Trust II Class A
 6.55%, 1/15/07  Aaa  3,230  3,305
Olympic Automobile Receivables Trust:
 6.40%, 9/15/01  Aaa  1,710  1,710
 6.70%, 3/15/02  Aaa  810  820
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Premier Auto Trust:
 8.05%, 4/4/00  Aaa $ 2,020 $ 2,033
 6%, 5/6/00   Aaa  965  966
 6.34%, 1/6/03  Aaa  2,470  2,492
Petroleum Enhanced Trust Receivables Offering
 Petroleum Trust 6.1875%, 2/5/03 (i)  Baa  1,237  1,237
WFS Financial Owner Trust 6.55%, 10/20/04  Aaa  1,520  1,522
  37,479
BANKS - 0.3%
Banc One Corp. 6 1/4%, 9/1/00  Aa3  1,630  1,636
BanPonce Financial Corp. 7.72%, 4/13/00  A3  1,000  1,027
BanPonce Corp. 6.665%, 3/5/01  A3  1,650  1,665
Capital One Bank:
 6.74%, 5/31/99  Baa  1,640  1,652
 6.42%, 11/12/99  Baa  3,600  3,613
 6 3/8%, 2/15/03  Baa  1,240  1,221
Den Danske Bank AS 7.40%, 6/15/10 (g)(i)  A1  1,570  1,626
NB Capital Trust IV 8 1/4%, 4/15/27  A1  995  1,083
Summit Bancorp. 8 5/8%, 12/10/02  BBB  650  709
Union Planters National Bank
6.81%, 8/20/01  A3  1,500  1,524
  15,756
CREDIT & OTHER FINANCE - 1.0%
Advanced Accessory Systems LLC/AAC
 Capital Corp. 9 3/4%, 10/1/07 (i)  B3  1,470  1,507
Ahmanson Capital Trust I 8.36%, 12/1/26 (i)  Baa  1,800  1,932
AT&T Capital Corp.:
 6.65%, 4/30/99  Baa  3,250  3,269
 6.16%, 12/3/99  Baa  1,250  1,249
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  440  469
BankAmerica Capital II, Series 2, 8%, 12/15/26 Aa3 990 1,055 Bankers Trust Co. 5.66%, 7/21/98 (g) - 5,000 4,998
BanPonce Trust I 8.327%, 2/1/27 (i)  Baa  2,850  3,041
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  3,390  3,410
Countrywide Funding Corp. 6.45%, 2/27/03  A3  1,300  1,302
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Finova Capital Corp. 6.12%, 5/28/02  Baa $ 1,000 $ 999
First Security Capital I 8.41%, 12/15/26  A3  850  926
Ford Motor Credit Co.:
 5.73%, 2/23/00  A1  1,500  1,493
 6.57%, 3/19/01  A1  2,500  2,530
General Electric Capital Corp.
6.94%, 4/13/09 (f)  Aaa  3,000  3,027
General Motors Acceptance Corp.
6 3/4%, 7/10/02  A3  2,730  2,786
Greenpoint Capital Trust I 9.10%, 6/1/27  Ba1  1,580  1,722
Heller Financial, Inc.:
 7 7/8%, 11/1/99  A3  2,230  2,285
 6 1/4%, 3/1/01  A3  1,650  1,649
Household Finance Corp. 5.646%, 6/4/98 (g)  -  5,000  5,000
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  1,550  1,605
Mellon Capital I, Series A, 7.72%, 12/1/26  A2  660  687
Money Store, Inc. 7.30%, 12/1/02  Ba2  850  881
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  1,200  1,250
UNICCO Service Co./UNICCO Finance Corp.
9 7/8%, 10/15/07  B3  5,410  5,532
U.S. Bancorp 8.09%, 11/15/26  A1  990  1,055
U S WEST Capital Funding, Inc. 6.95%, 1/15/37  Baa  1,300  1,355
  57,014
SAVINGS & LOANS - 0.3%
Chevy Chase Savings Bank FSB 9 1/4%, 12/1/08  B1  2,160  2,257
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  6,920  7,889
Great West Financial Trust II 8.206%, 2/1/27  A3  1,290  1,365
Great Western Financial Corp. 8.60%, 2/1/02  A3  1,000  1,074
Home Savings of America FSB
6 1/2%, 8/15/04  A3  970  970
Long Island Savings Bank:
 6.20%, 4/2/01  Baa  750  749 7%, 6/13/02  Baa  1,210  1,233
  15,537
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SECURITIES INDUSTRY - 0.2%
Merrill Lynch & Co., Inc. 5.638%, 7/28/98 (g)  - $ 5,000 $ 5,000
Morgan Stanley, Dean Witter, Discover & Co.
5.70%, 1/15/99 (g)  A+  4,600  4,600
  9,600
TOTAL FINANCE   135,386
HEALTH - 0.5%
DRUGS & PHARMACEUTICALS - 0.0%
Chattem, Inc. 8 7/8%, 4/1/08 (i)  B2  290  294
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07  B3  3,270  3,335
McKesson Corp. 6.60%, 3/1/00  A3  1,720  1,738
  5,073
MEDICAL FACILITIES MANAGEMENT - 0.4%
Integrated Health Services, Inc.:
 9 1/2%, 9/15/07  B2  3,370  3,572
 Series A, 9 1/4%, 1/15/08  B2  7,389  7,758
Magellan Health Services, Inc. 9%, 2/15/08 (i)  B3  4,070  4,111
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  6,260  6,479
Vencor, Inc. 8 5/8%, 7/15/07  B1  1,260  1,416
  23,336
TOTAL HEALTH   28,703
HOLDING COMPANIES - 0.0%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa  2,340  2,464
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp. secured discount
0%, 6/1/04 (e)  B2 $ 3,244 $ 3,114
Motors & Gears, Inc., Series D,
10 3/4%, 11/15/06  B3  610  653
Westinghouse Electric Corp. 8 5/8%, 8/1/12  Ba1  2,830  3,028
  6,795
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Bucyrus International, Inc. 9 3/4%, 9/15/07  B1  4,900  4,937
Exide Corp. 10%, 4/15/05  B1  890  941
Goss Graphic System, Inc. 12%, 10/15/06  B2  2,510  2,849
Roller Bearing Holdings, Inc. 0%, 6/15/09 (e)(i)  -  4,780  3,107
  11,834
POLLUTION CONTROL - 0.2%
Allied Waste North America 10 1/4%, 12/1/06  B2  3,060  3,423
Envirosource, Inc. 9 3/8%, 6/15/03 (i)  B3  1,150  1,167
WMX Technologies, Inc.:
 8 1/4%, 11/15/99  Baa  440  454
 6 1/4%, 10/15/00  Baa  700  699
 7.10%, 8/1/26  Baa  1,570  1,624
  7,367
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   25,996
MEDIA & LEISURE - 5.5%
BROADCASTING - 4.0%
ACME Television LLC/ACME Financial Corp.
0%, 9/30/04 (e)  B3  2,410  1,976
Adelphia Communications Corp.:
9 1/2%, 2/15/04  B3  9,038  9,297
 9 7/8%, 3/1/07  B3  1,860  2,018
 8 3/8%, 2/1/08   B3  8,350  8,360
Albritton Communications Co.
 8 7/8%, 2/1/08 (i)  B3  5,130  5,181
Ascent Entertainment Group, Inc.
 0%, 12/15/04 (e)  B3  2,760  1,642
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CSC Holdings, Inc.:
 9 1/4%, 11/1/05  B1 $ 1,710 $ 1,821
 9 7/8%, 5/15/06  B1  2,480  2,734
 7 7/8%, 12/15/07  Ba2  2,320  2,390
 10 1/2%, 5/15/16  B1  2,630  3,077
CapStar Broadcasting Partners, Inc.:
9 1/4%, 7/1/07  B2  5,260  5,497
 0%, 2/1/09 (e)  B3  1,660  1,241
Century Communications Corp.:
8 3/4%, 10/1/07  Ba3  5,550  5,772
 0%, 1/15/08 (i)  Ba3  13,980  6,081
Chancellor Radio Broadcasting Company
8 1/8%, 12/15/07 (i)  Ba3  7,290  7,399
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  870  964
Comcast UK Cable Partners Ltd. 0%, 11/15/07 (e) B2 5,150 4,249 Continental Cablevision, Inc.:
 8 5/8%, 8/15/03  Baa  1,480  1,618
 8.30%, 5/15/06  Baa  300  330
 9%, 9/1/08  Baa  1,010  1,173
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (e)  B3  1,380  1,259
Falcon Holdings 0%, 4/15/10 (e)(i)  -  5,220  3,306
Falcon Holding L.P./Falcon Funding
8 3/8%, 4/15/10 (i)  B2  7,460  7,440
Fox Kids Worldwide, Inc. 0%, 11/1/07 (e)(i)  B1  3,690  2,352
Fox/Liberty Networks LLC/FLN Finance, Inc.
0%, 8/15/07 (e)  B1  2,310  1,588
FrontierVision Operating Partners LP/
FrontierVision Capital Corp. 11%, 10/15/06 B3 7,082 7,852 FrontierVision Holdings LP/FrontierVision Holdings
Capital Corp. 0%, 9/15/07 (e)  Caa  4,491  3,481
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  3,450  3,666
 9 3/8%, 12/1/05  B3  4,110  4,244
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27 Baa 1,440 1,489 Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  1,860  2,093
International Cabletel, Inc. 0%, 2/1/06 (e) B3 3,000 2,423 CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05  Ba3 $ 2,950 $ 3,061
 8 1/4%, 2/15/08 (i)  B2  6,300  6,371
LIN Holdings Corp. 0%, 3/1/08 (e)(i)  B3  9,100  5,710
LIN Television Corp. 8 3/8%, 3/1/08 (i)  B2  4,310  4,342
NTL, Inc.:
 10%, 2/15/07  B3  3,440  3,707
 0%, 4/1/08 (e)(i)  B3  14,210  9,308
Olympus Communications LP/Olympus Capital
 Corp. 10 5/8%, 11/15/06  B1  1,540  1,709
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07  B2  1,160  1,337
 0%, 1/15/07 (e)  B2  2,770  2,174
Pegasus Communications Corp., Series B,
9 5/8%, 10/15/05  B3  1,440  1,508
Rogers Cablesystems Ltd. yankee 11%, 12/1/15  B2  3,400  3,927
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  1,225  1,357
Satelites Mexicanos SA de cv
 10 1/2%, 11/1/04 (f)(i)  B3  7,305  7,524
Sinclair Broadcast Group, Inc. 8 3/4%, 12/15/07  B2  3,650  3,769
TCI Communications, Inc. 6.46%, 3/6/00  Ba1  2,930  2,932
TCI Communications Financing III 9.65%, 3/31/27 Ba3 9,240 10,649 Tele-Communications, Inc. 9 1/4%, 4/15/02 Ba1 1,000 1,094
Telemundo Group, Inc. 7%, 2/15/06 (f)  B1  3,090  3,291
Telewest PLC 0%, 10/1/07 (e)  B1  8,410  6,791
Time Warner, Inc.:
 7.95%, 2/1/00  Ba1  1,615  1,661
 7 3/4%, 6/15/05  Ba1  1,100  1,162
 8.18%, 8/15/07  Ba1  1,750  1,917
 6.95%, 1/15/28 (i)  Ba1  1,390  1,347
UIH Australia/Pacific, Inc., Series B,
0%, 5/15/06 (e)  B2  7,640  5,253
United International Holdings, Inc. 0%,
 2/15/08 (e)(i)  B3  12,320  7,700
  213,614
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.7%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2 $ 7,360 $ 7,728
American Skiing Co. 12%, 7/15/06  B3  3,470  3,886
Bally Total Fitness Holding Corp., Series B,
9 7/8%, 10/15/07  B3  5,260  5,589
Cinemark USA, Inc. 8 1/2%, 8/1/08 (Reg. S)  B2  5,120  5,126
Livent, Inc. 9 3/8%, 10/15/04  B1  5,320  5,347
Paramount Communications, Inc.:
5 7/8%, 7/15/00  Ba2  890  874
 7 1/2%, 1/15/02  Ba2  630  645
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  240  245
 0%, 4/1/08 (e)  B3  390  249
Viacom, Inc.:
 6 3/4%, 1/15/03  Ba2  530  529
 7 3/4%, 6/1/05  Ba2  2,200  2,307
 8%, 7/7/06  B1  5,010  5,123
  37,648
LODGING & GAMING - 0.4%
Aladdin Gaming Holdings/Aladdin Capital Units
0%, 3/1/10 (e)(i)  Caa  3,970  2,045
Courtyard by Marriott II LP/Courtyard II Finance
 Co., Series B, 10 3/4%, 2/1/08  B-  2,910  3,205
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  4,580  4,798
HMH Properties, Inc.:
 9 1/2%, 5/15/05  Ba3  6,420  6,813
 8 7/8%, 7/15/07  Ba3  2,390  2,533
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  2,220  2,314
  21,708
PUBLISHING - 0.2%
Garden State Newspapers, Inc.:
 Series B, 8 3/4%, 10/1/09.  B1  3,910  4,003
 8 3/4%, 10/1/09 (k)  B1  4,250  4,388
News America Holdings, Inc. 8 1/2%, 2/15/05  Baa  710  782
News America, Inc. 6 5/8%, 1/9/08 (i)  Baa  590  580
Sun Media Corp. yankee 9 1/2%, 2/15/07  B2  1,234  1,327
  11,080
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.2%
Foodmaker, Inc. 9 3/4%, 6/1/02  B2 $ 2,710 $ 2,774
Host Marriott Travel Plazas, Inc. 9 1/2%, 5/15/05  Ba3  4,810  5,111
  7,885
TOTAL MEDIA & LEISURE   291,935
NONDURABLES - 0.6%
AGRICULTURE - 0.2%
Purina Mills, Inc. 9%, 3/15/10 (i)  B2  7,780  8,033
FOODS - 0.1%
Chiquita Brands International, Inc.
9 5/8%, 1/15/04  B1  2,250  2,391
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  1,700  1,790
Smithfield Foods, Inc. 7 5/8%, 2/15/08 (i)  Ba3  1,040  1,032
  5,213
HOUSEHOLD PRODUCTS - 0.2%
Revlon Consumer Products Corp.
 8 5/8%, 2/1/08 (i)  B3  12,790  12,966
TOBACCO - 0.1%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01  A2  1,700  1,748
 7%, 7/15/05  A2  1,610  1,640
 6.95%, 6/1/06  A2  1,510  1,552
  4,940
TOTAL NONDURABLES   31,152
RETAIL & WHOLESALE - 1.2%
APPAREL STORES - 0.1%
AnnTaylor, Inc. 8 3/4%, 6/15/00  B3  5,200  5,200
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (h)(i)  -  1,584  55
Specialty Retailers, Inc. 8 1/2%, 7/15/05  Ba3  1,060  1,087
  6,342
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.4%
Dayton Hudson Corp.:
 6.80%, 10/1/01  Baa $ 1,800 $ 1,832
 7 1/2%, 7/15/06  Baa  2,000  2,138
Federated Department Stores, Inc.:
 10%, 2/15/01   Baa  2,600  2,845
 8 1/8%, 10/15/02  Baa  520  553
 6.79%, 7/15/27  Baa  1,100  1,116
 7%, 2/15/28  Baa  1,360  1,344
Kmart Corp.:
 12 1/2%, 3/1/05  Ba2  4,240  5,258
 7 3/4%, 10/1/12  Ba2  310  313
 8 1/4%, 1/1/22  Ba2  2,480  2,517
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  1,600  1,628
  19,544
GROCERY STORES - 0.5%
Ameriserve Food Distribution, Inc.
8 7/8%, 10/15/06   B1  3,170  3,265
Fleming Companies, Inc., Series B,
10 5/8%, 7/31/07  B3  2,440  2,599
Kroger Co. 8.15%, 7/15/06  Baa  1,000  1,103
Mrs. Fields Original Cookies, Inc.
10 1/8%, 12/1/04 (i)  B2  2,000  2,005
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02  Caa  3,630  3,612
 9 5/8%, 5/1/03  Caa  8,440  8,419
Pueblo Xtra International, Inc.
 9 1/2%, 8/1/03  B3  6,600  6,404
  27,407
RETAIL & WHOLESALE, MISCELLANEOUS - 0.2%
Central Tractor Farm & Country, Inc.
10 5/8%, 4/1/07  B2  2,220  2,359
J Crew Operating Corp. 10 3/8%, 10/15/07 (i)  B3  2,690  2,529
Metals USA, Inc. 8 5/8%, 2/15/08 (i)  B2  6,430  6,414
  11,302
TOTAL RETAIL & WHOLESALE   64,595
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - 0.4%
LEASING & RENTAL - 0.1%
Brand Scaffold Services, Inc.
10 1/4%, 2/15/08 (i)  B3 $ 2,000 $ 2,060
PHH Corp. 5.678%, 6/11/98 (g)  -  5,000  5,000
  7,060
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  1,830  1,922
SERVICES - 0.2%
Borg-Warner Security Corp. 9 5/8%, 3/15/07  B3  1,150  1,208
Iron Mountain, Inc. 8 3/4%, 9/30/09   B3  2,990  3,087
Medaphis Corp. 9 1/2%, 2/15/05 (i)  B2  7,520  7,520
  11,815
TOTAL SERVICES   20,797
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Federal Data Corp. 10 1/8%, 8/1/05  B3  5,160  5,354
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
 7.21%, 7/2/01  Baa  1,750  1,805
 6 3/8%, 11/30/01  Baa  1,800  1,809
MediaCom LLC/MediaCom Capital Corp.
8 1/2%, 4/15/08 (i)  B2  5,000  5,000
  8,614
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  2,350  2,538
Fairchild Semiconductor Corp.:
10 1/8%, 3/15/07  B2  1,610  1,668
 11.74%, 3/15/08 pay-in-kind (k)  -  2,581  2,561
  6,767
TOTAL TECHNOLOGY   20,735
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.5%
AIR TRANSPORTATION - 0.4%
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa $ 500 $ 536
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  9,290  9,662
US Air, Inc.:
 9 5/8%, 2/1/01  B3  1,960  2,070
 10%, 7/1/03  B3  2,770  2,926
 10 3/8%, 3/1/13  B1  3,340  3,816
  19,010
RAILROADS - 0.0%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa  1,500  1,614
SHIPPING - 0.1%
Amer Reefer Co. Ltd. 10 1/4%, 3/1/08 (i)  B1  1,270  1,283
Holt Group, Inc. 9 3/4%, 1/15/06 (i)  Caa  2,400  2,436
  3,719
TOTAL TRANSPORTATION   24,343
UTILITIES - 2.0%
CELLULAR - 0.8%
McCaw International Ltd. 0%, 4/15/07 (e)  Caa  12,170  8,093
Nextel International, Inc.
12 1/8%, 4/15/08 (i)  Caa  8,600  5,149
Nextel Communications, Inc. (e):
 0%, 8/15/04   B2  1,850  1,781
 0%, 9/15/07   B2  2,507  1,680
 0%, 10/31/07   B2  12,200  7,930
 0%, 2/15/08 (i)  B2  11,480  7,319
Pagemart Wireless, Inc. 0%, 2/1/08 (e)(i)  Caa  7,210  4,470
Rogers Communications, Inc. 8 7/8%, 7/15/07  B2  5,730  5,830
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  405  418
  42,670
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.3%
AES Corp. 8 3/8%, 8/15/07  Ba1 $ 2,760 $ 2,819
Avon Energy Partners Holdings (i):
6.73%, 12/11/02  Baa  1,680  1,701
 6.46%, 3/4/08  Baa  1,320  1,304
CalEnergy, Inc. 9 1/2%, 9/15/06  Ba1  1,250  1,353
Calpine Corp. 8 3/4%, 7/15/07  Ba3  2,470  2,550
Hydro-Quebec yankee 7.40%, 3/28/25  A2  1,050  1,219
Israel Electric Corp. Ltd. (i):
 yankee 7 7/8%, 12/15/26  A3  660  670
 7 3/4%, 12/15/27  A3  1,605  1,619
Long Island Lighting Co. 8 5/8%, 4/15/04  Baa  2,230  2,308
NIPSCO Capital Markets, Inc. 7.39%, 4/1/04  Baa  1,600  1,668
Texas Utilities Co., Series C, 6 3/8%, 1/1/08 (i)  Baa  980  941
  18,152
TELEPHONE SERVICES - 0.9%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  1,700  1,701
GCI, Inc. 9 3/4%, 8/1/07  B2  610  648
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (e)  B3  7,550  5,757 12 1/4%, 9/1/04  B3
4,180  4,703
ICG Holdings, Inc. (e):
 0%, 9/15/05  -  2,410  2,061
 0%, 5/1/06  -  1,270  1,019
 0%, 3/15/07  -  2,660  1,948
McLeodUSA, Inc.:
 0%, 3/1/07 (e)  B2  5,530  4,189
 9 1/4%, 7/15/07  B2  2,330  2,487
 8 3/8%, 3/15/08 (i)  B2  480  496
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  8,040  8,512
Qwest Communications International, Inc.
0%, 10/15/07 (e)  B2  5,030  3,697
Teleport Communications Group, Inc.
0%, 7/1/07 (e)  Baa  900  775
Winstar Communications, Inc.
11%, 3/15/08 (i)  -  2,210  2,265
CORPORATE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Equipment 12 1/2%, 3/15/04  B3 $ 1,770 $ 2,027
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  1,394  1,477
 8 7/8%, 1/15/06  Ba1  1,180  1,286
 7 3/4%, 4/1/07  Ba1  1,250  1,348
  46,396
TOTAL UTILITIES   107,218
TOTAL NONCONVERTIBLE BONDS   831,717
TOTAL CORPORATE BONDS
(Cost $814,573)   835,386
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 1.1%
U.S. TREASURY OBLIGATIONS - 0.7%
5 7/8%, 10/31/98  Aaa  7,090  7,104
7 3/4%, 12/31/99  Aaa  2,964  3,069
6 1/8%, 6/30/01  Aaa  1,720  1,769
7 7/8%, 8/15/01  Aaa  810  864
5 7/8%, 11/30/01  Aaa  595  599
7%, 7/15/06  Aaa  318  344
12 3/4%, 11/15/10
(callable)  Aaa  5,140  7,300
7 1/4%, 2/ 15/23  Aaa  2,310  2,636
6 7/8%, 8/15/25  Aaa  11,935  13,311
TOTAL U.S. TREASURY oBLIGATIONS   36,996
U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.4%
Federal Home Loan Bank:
 7.66%, 7/20/04  Aaa  4,540  4,942
 7.59%, 3/10/05  Aaa  2,450  2,669
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Fannie Mae:
 6.97%, 4/8/04  Aaa $ 2,060 $ 2,168
 7.49%, 3/2/05  Aaa  2,320  2,518
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-A, 7.12%, 4/15/06  Aaa  2,890  3,002
U.S. Department of Housing and Urban
Development government guaranteed
participation certificates Series 1996-A:
 6.83%, 8/1/03  Aaa  4,000  4,153
  7.66%, 8/1/15  Aaa  1,200  1,283
U.S. Trade Trust Certificates (assets of Trust
guaranteed by U. U.S. government through
Export-Import Bank) 6.69%, 1/15/09 (i)  Aaa  2,047  2,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   22,835
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $58,711)   59,831
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 2.3%
FREDDIE MAC - 0.1%
5 1/2%, 2/1/03 to 5/1/03  Aaa  1,602  1,567
7%, 7/1/01  Aaa  315  318
7 1/2%, 5/1/27 to 2/1/28  Aaa  5,561  5,700
         7,585

FANNIE MAE - 2.0%
5 1/2%, 4/1/03 to 6/1/03  Aaa  1,541  1,508
6%, 4/1/00 to 6/1/26  Aaa  25,109  24,642
6%, 4/1/13 (c)  Aaa  11,875  11,697
6%, 4/1/28 (c)  Aaa  200  193
6 1/2%, 9/1/25 to 5/1/28  Aaa  22,025  21,806
7%, 11/1/26  Aaa  672  679
7%, 4/1/28 (c)  Aaa  12,422  12,550
7%, 5/1/28 (c)  Aaa  21,789  21,986
7 1/2%, 4/1/28 (c)  Aaa  10,188  10,449
         105,510

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
6%, 6/15/08 to 9/15/10  Aaa $ 1,525 $ 1,518
6 1/2%, 9/15/08 to 5/15/09  Aaa  7,967  8,051
8%, 5/15/25  Aaa  530  549
         10,118
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $118,974)   123,213
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and Securitization
LLC Series 1997-2 Class 2-B, 7.289%,
 12/29/25 (g)(h)(i) (Cost $957)   Ba3  1,800  906
COMMERCIAL MORTGAGE SECURITIES - 1.0%
American Southwest Financial Securities Series
1994-C2 Class B2, 8%, 12/25/01 (g)(i)  -  1,670  1,693
Asset Securitization Corp. Series 1997-D5
 Class A-6, 0%, 2/14/41  BBB  1,200  1,169
Berkeley Federal Bank & Trust FSB Series 1994
Class 1-B, 7.706%, 8/1/24 (g)(i)   -  1,900  1,469
Blackrock Capital Funding LLC Series 1996
Class C2, 7.559%, 11/16/26 (g)(i)  Aaa  162  163
BKB Commercial Mortgage Trust Series 1997-C1
Class D, 7.83%, 2/25/43 (g)(i)  BBB  680  688
Bankers Trust Remic Trust 1988-1
 Series 1998-S1A Class G,
 0%, 11/28/02 (g)(i)  Ba2  1,248  1,198
CBM Funding Corp. sequential pay Series 1996-1:
 Class A-3PI, 7.08%, 11/1/07  AA  990  1,027
 Class B, 7.48%, 2/1/08  A  770  820
CS First Boston Mortgage Securities Corp.
 Series 1997-C2 Class D,
 7.27%, 4/17/11  Baa  1,810  1,828
DLJ Mortgage Acceptance Corp.
 Series 1993-MF12 Class B-2,
 10.10%, 9/18/03 (i)  -  1,650  1,684
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
Deutsche Mortgage and Asset Receiving Corp.
Series 1998-C1 Class D, 7.231%, 7/15/12  Baa $ 1,420 $ 1,428
Equitable Life Assurance Society of the
United States (The) (i):
  Series 174 Class B1, 7.33%, 5/15/06  Aa2  1,200  1,262
  Series 1996-1 Class C1, 7.52%, 5/15/06   A2  1,000  1,056
Franchise Mortgage Acceptance Co. LLC Loan
Receivables Trust (g)(i):
  Series 1997-A Class E, 8.104%, 4/15/19  -  500  474
  Series 1997-B Class E, 7.891%, 9/15/19  -  1,050  951
First Chicago/Lennar Trust I Series 1997-CHL1 (g):
Class D, 8.132%, 5/29/08   -  1,100  1,097
 Class E, 8.132%, 2/28/11  -  1,800  1,573
First Union-Lehman Brothers Commercial Mortgage
 Trust sequential pay Series 1997-C2 Class B,
6.79%, 10/18/11  Aa2  3,870  3,917
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.:
  Series 1996-C1 Class F, 7.86%, 11/15/06 (i)  Ba3  750  723
  Series 1997-C2 Class D, 7.192%, 1/15/08  Baa  490  495
  Series 1997-C2 Class E, 7.624%, 4/15/11  Baa  1,040  1,053
GS Mortgage Securities Corp. II Series 1997- GL
Class A2-B, 6.86%, 7/13/30  Aaa  1,590  1,638
GAFCO Franchisee Loan Trust Series 1998-1
Class D, 14 1/2%, 6/1/16 (g)(i)  -  1,650  1,305
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  665  662
LTC Commercial Mortgage Pass-Through
 Certificates Series 1996-1 Class E,
 9.16%, 4/15/28  BB-  500  512
Morgan Stanley Capital I, Inc. sequential pay
Series 1997-C1 Class A-1C, 7.63%, 2/15/20  Aaa  1,720  1,853
Morgan Stanley Capital One, Inc.
 Series 1996-MBL1 Class E,
 8.661%, 5/25/21 (i)  -  1,738  1,671
Morgan Stanley Capital I Series 1998-HF1
 Class D, 7.10%, 2/15/08 (g)  BBB  1,770  1,797
NB Commercial Mortgage sequential pay,
Series FSI Class A, 7.187%, 10/20/23 (i)  -  74  74
Nomura Asset Securities Corp. Series 1998 - D6
Class A4, 7.349%, 3/15/30 (g)  Baa  1,420  1,413
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
Nomura Depositor Trust Series 1998-ST1A
 Class B2, 9.938%, 1/15/03 (g)(i)  - $ 1,100 $ 1,093
Oregon Commercial Mortgage, Inc. Series 1995
 Class E, 9.455%, 6/25/26 (g)(i)  BB  830  844
Penn Mutual Life Insurance Co. (The)
 Series 1996-PML (i):
 Class K, 7.90%, 11/15/26  -  1,750  1,289
  Class L, 7.90%, 11/15/26  -  1,300  623
Resolution Trust Corp. Series 1991-M2 Class A3,
7.542%, 9/25/20 (g)  Ba3  632  544
Structured Asset Securities Corp.:
 Series 1995-C1 Class E, 7 3/8%, 9/25/24 (i)  BB  1,100  1,064
 Series 1993-C1 Class E, 6.60%, 10/25/24 (i)  B  1,250  525
 sequential pay Series 1996 Class A-2A,
  7 3/4%, 2/25/28  Aaa  528  533
 commercial Series 1996-CFL Class E,
  7 3/4%, 2/25/28  BB+  820  832
 Series 1996-CFL Class G, 7 3/4%, 2/25/28 (i)  -  2,000  1,849
Thirteen Affiliates of General Growth
Properties, Inc. (i):
 Series A-2, 6.602%, 11/15/12   Aaa  1,310  1,329
  Series D-2, 6.992%, 11/15/12   Baa  1,410  1,409
  Series E-2, 7.224%, 11/15/12  Baa  840  834
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (i)  Aaa  1,186  1,203
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $48,439)   50,664
FOREIGN GOVERNMENT OBLIGATIONS (J) - 0.1%
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  620  638
Israeli State euro 6 3/8%, 12/19/01  A3  2,410  2,395
Manitoba Province yankee 6 3/8%, 10/15/99  A1  3,000  3,017
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,994)   6,050
SUPRANATIONAL OBLIGATIONS - 0.0%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (D) AMOUNT (000S) (000S)
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $1,590)  Aaa $ 1,600 $ 1,680
BANK NOTES - 0.1%
Key Bank N.A 5.555%, 8/20/99 (g)
 (Cost $4,993)    5,000  4,996
CERTIFICATES OF DEPOSIT - 0.5%
Banque Nationale de paris yankee
5 3/4%, 7/31/98    2,300  2,299
Canadian Imperial Bank of Commerce:
5.91%, 8/28/98    5,000  5,002
 yankee 6.20%, 8/1/00    1,950  1,955
Deutsche Bank AG yankee:
 6.20%, 4/10/98    4,000  4,000
 5.94%, 10/26/98    1,000  1,001
National Westminster Bank PLC yankee
5.94%, 6/26/98    1,000  1,000
RaboBank Nederland Coop Central yankee
6.20%, 4/10/98    3,000  3,000
Societe Generale France yankee
5.91%, 10/15/98    5,000  5,003
Westdeutsche Landesbank yankee
5.83%, 8/3/98    4,000  4,000
Westpac Banking Corp. yankee
5.885%, 8/27/98    1,000  1,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost $28,241)   28,260
MASTER NOTES - 0.1%
First Bank National Association 5.598%, 5/15/98 (g)   2,000  1,999
Goldman Sachs Group LP (The)
5.625%, 5/4/98 (g)(k)    3,000  3,000
TOTAL MASTER NOTES
(Cost $4,999)     4,999
CASH EQUIVALENTS - 4.6%
 MATURITY VALUE (NOTE 1)
 AMOUNT (000S) (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account, dated 3/31/98
due 4/1/98:
  at 5.80% $ 4,129 $ 4,128
  at 6.08%  45,775  45,767
  49,895
 SHARES

Taxable Central Cash Fund (b)  196,146,219  196,146
TOTAL CASH EQUIVALENTS
(Cost $246,041)   246,041
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $4,063,948)  $ 5,334,455
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(d) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(e) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.
(h) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $267,416,000 or 5.1% of net assets.
(j) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is
as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Fairchild Semiconductor
 Corp. 11.74%,
 3/15/08 pay-in-kind 4/3/97 $ 2,017
Garden State Newspapers
 Inc. 8 3/4%,
 10/1/09 2/11/98 $ 4,399
Goldman Sachs Group LP
 (The) 5.188%,
 5/4/98 8/5/97 $ 3,000
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 5.3% AAA, AA, A 5.0%
Baa 1.6% BBB  2.2%
Ba 2.5% BB  2.5%
B 8.7% B  7.8%
Caa 0.7% CCC  1.1%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.6%. FMR has determined that unrated debt securities that are lower quality account for 0.6% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   90.1%
United Kingdom   3.1
Netherlands   1.8
France   1.1
Others (individually less than 1%)   3.9
TOTAL  100.0%
INCOME TAX INFORMATION
At March 31,1998, the aggregate cost of investment securities for income tax purposes was $4,064,550,000. Net unrealized appreciation aggregated $1,269,905,000 of which $1,322,162,000 related to appreciated investment securities and $52,257,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MARCH 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                             $ 5,334,455
AGREEMENTS OF $49,895) (COST $4,063,948) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                  20

RECEIVABLE FOR INVESTMENTS SOLD                                                       8,428

RECEIVABLE FOR FUND SHARES SOLD                                                       10,832

DIVIDENDS RECEIVABLE                                                                  6,587

INTEREST RECEIVABLE                                                                   17,217

OTHER RECEIVABLES                                                                     91

 TOTAL ASSETS                                                                         5,377,630

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                          $ 24,605
REGULAR DELIVERY

 DELAYED DELIVERY                                                           57,184

PAYABLE FOR FUND SHARES REDEEMED                                            95,602

ACCRUED MANAGEMENT FEE                                                      2,570

OTHER PAYABLES AND ACCRUED EXPENSES                                         1,231

 TOTAL LIABILITIES                                                                    181,192

NET ASSETS                                                                           $ 5,196,438

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                      $ 3,833,005

UNDISTRIBUTED NET INVESTMENT INCOME                                                   25,397

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                 67,540
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                             1,270,496
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 256,769 SHARES OUTSTANDING                                           $ 5,196,438

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                              $20.24
SHARE ($5,196,438 (DIVIDED BY) 256,769 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 28,219
DIVIDENDS

INTEREST                                                                      45,379

 TOTAL INCOME                                                                 73,598

EXPENSES

MANAGEMENT FEE                                                     $ 14,036

TRANSFER AGENT FEES                                                 5,081

ACCOUNTING FEES AND EXPENSES                                        427

NON-INTERESTED TRUSTEES' COMPENSATION                               13

CUSTODIAN FEES AND EXPENSES                                         65

REGISTRATION FEES                                                   332

AUDIT                                                               60

LEGAL                                                               15

MISCELLANEOUS                                                       18

 TOTAL EXPENSES BEFORE REDUCTIONS                                   20,047

 EXPENSE REDUCTIONS                                                 (291)     19,756

NET INVESTMENT INCOME                                                         53,842

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              87,908

 FOREIGN CURRENCY TRANSACTIONS                                      (26)      87,882

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              470,827

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                       14        470,841

NET GAIN (LOSS)                                                               558,723

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 612,565
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         MARCH 31, 1998     SEPTEMBER 30,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 53,842           $ 88,541
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 87,882             424,956

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     470,841            517,403

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          612,565            1,030,900
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (90,145)           (81,646)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (394,438)          (203,145)

 TOTAL DISTRIBUTIONS                                      (484,583)          (284,791)

SHARE TRANSACTIONS                                        731,560            1,283,870
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            481,105            282,710

 COST OF SHARES REDEEMED                                  (601,691)          (953,951)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          610,974            612,629
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 738,956            1,358,738

NET ASSETS

 BEGINNING OF PERIOD                                      4,457,482          3,098,744

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 5,196,438        $ 4,457,482
INCOME OF $25,397 AND $67,056, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     37,682             72,671

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  26,595             17,155

 REDEEMED                                                 (30,721)           (53,787)

 NET INCREASE (DECREASE)                                  33,556             36,039


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED SEPTEMBER 30,
     MARCH 31, 1998

     (UNAUDITED)        1997                       1996  1995  1994  1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 19.97     $ 16.56  $ 14.88   $ 13.91   $ 13.77  $ 11.16
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .22 D       .42 D    .47       .26       .13      .18

 NET REALIZED AND              2.20        4.49     1.44      1.07      .61      2.66
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         2.42        4.91     1.91      1.33      .74      2.84
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.40)       (.43)    (.23)     (.27)     (.18)    (.15)
 INCOME

 FROM NET REALIZED GAIN        (1.75)      (1.07)   -         -         (.37)    (.08)

 IN EXCESS OF NET              -           -        -         (.09)     (.05)    -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (2.15)      (1.50)   (.23)     (.36)     (.60)    (.23)

NET ASSET VALUE,              $ 20.24     $ 19.97  $ 16.56   $ 14.88   $ 13.91  $ 13.77
END OF PERIOD

TOTAL RETURN B, C              13.40%      31.57%   12.99%    9.95%     5.39%    25.83%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 5,196     $ 4,457  $ 3,099   $ 2,850   $ 3,071  $ 1,243
(IN MILLIONS)

RATIO OF EXPENSES TO           .85% A      .87%     1.02%     1.03%     1.15%    1.19% E
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .84% A, F   .86% F   1.01% F   1.02% F   1.15%    1.19%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        2.29% A     2.36%    2.51%     3.16%     2.64%    3.02%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        52% A       70%      138%      119%      104%     97%

AVERAGE COMMISSION            $ .0440     $ .0047  $ .0027
RATE  G


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager: Growth (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $9,949,000 or 0.2% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,543,908,000 and $1,149,137,000, respectively, of which U.S. government and government agency obligations aggregated $298,059,000 and $260,703,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .60% of average net assets
 .
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $175,000 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $168,000 under this arrangement.
In addition, the fund has entered into arrangements with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $123,000, under this arrangement.
6. LITIGATION.
The fund is engaged in litigation against the obligor on the inflation adjusted debt of Siderurgica Brasileiras SA, contesting the calculation of the principal adjustment. The probability of success of this litigation cannot be predicted and the amount of recovery cannot be estimated. Any recovery from this litigation would inure to the benefit of the fund. As of period end, the fund no longer holds Siderurgica Brasileiras SA debt securities.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
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815 East Birch Street
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HAWAII
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INDIANA
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MAINE
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MARYLAND
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19740 IH 45 North
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UTAH
215 South State Street
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VIRGINIA
8180 Greensboro Drive
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511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Brad Lewis, Vice President
Charles S. Morrison, Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H . Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Co x *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER: INCOME
SM

SEMIANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4   HOW THE FUND HAS DONE OVER TIME.

MARKET RECAP          6   AN OVERVIEW OF THE MARKET'S PERFORMANCE
                          AND THE FACTORS DRIVING IT.

FUND TALK             7   THE MANAGERS' REVIEW OF FUND
                          PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    11  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                          INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           12  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                          WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  36  STATEMENTS OF ASSETS AND LIABILITIES,
                          OPERATIONS, AND CHANGES IN NET ASSETS,
                          AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 40  NOTES TO THE FINANCIAL STATEMENTS.

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998     PAST 6  PAST 1  PAST 5   LIFE OF
                                 MONTHS  YEAR    YEARS    FUND

FIDELITY ASSET MANAGER: INCOME   6.34%   16.49%  56.66%   70.62%

FIDELITY CONSERVATIVE COMPOSITE  6.46%   16.58%  54.55%   N/A

 S&P 500 (REGISTERED TRADEMARK)  17.22%  48.00%  174.71%  202.27%

 LB AGGREGATE BOND               4.54%   11.99%  39.89%   N/A

 LB 3 MONTH T-BILL               2.64%   5.58%   27.62%   N/A

INCOME FUNDS AVERAGE             7.18%   22.22%  83.24%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Conservative Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index, weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the income funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 74 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998     PAST 1  PAST 5  LIFE OF
                                 YEAR    YEARS   FUND

FIDELITY ASSET MANAGER: INCOME   16.49%  9.39%   10.20%

FIDELITY CONSERVATIVE COMPOSITE  16.58%  9.10%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Asset Manager: Income       FID Conserv Composite
S&P 500                     LB Aggregate Bond
             00328                       F0056
SP001                       LB001
  1992/10/31      10000.00                    10000.00
   10000.00                    10000.00
  1992/11/30      10131.75                    10058.70
   10341.00                    10002.26
  1992/12/31      10335.71                    10137.21
   10468.19                    10161.31
  1993/01/31      10601.78                    10234.73
   10556.13                    10356.17
  1993/02/28      10775.92                    10335.59
   10699.69                    10537.45
  1993/03/31      11012.63                    10403.50
   10925.45                    10581.36
  1993/04/30      11095.59                    10390.02
   10661.06                    10655.05
  1993/05/31      11157.79                    10454.60
   10946.77                    10668.61
  1993/06/30      11282.63                    10544.51
   10978.52                    10861.96
  1993/07/31      11376.79                    10568.86
   10934.61                    10923.40
  1993/08/31      11628.47                    10733.74
   11349.03                    11114.86
  1993/09/30      11660.07                    10744.26
   11261.64                    11145.39
  1993/10/31      11818.44                    10814.63
   11494.76                    11187.03
  1993/11/30      11744.57                    10772.19
   11385.56                    11091.87
  1993/12/31      11926.14                    10827.23
   11523.32                    11151.98
  1994/01/31      12131.02                    10961.16
   11915.11                    11302.55
  1994/02/28      11915.04                    10840.81
   11592.21                    11106.19
  1994/03/31      11687.39                    10689.04
   11086.79                    10832.38
  1994/04/30      11698.18                    10705.13
   11228.70                    10745.88
  1994/05/31      11731.10                    10753.94
   11412.86                    10744.37
  1994/06/30      11665.22                    10715.66
   11133.24                    10720.63
  1994/07/31      11819.10                    10865.25
   11498.41                    10933.57
  1994/08/31      11940.44                    10974.39
   11969.85                    10947.14
  1994/09/30      11829.82                    10895.26
   11676.58                    10786.02
  1994/10/31      11863.39                    10965.43
   11939.31                    10776.41
  1994/11/30      11774.41                    10899.32
   11504.48                    10752.47
  1994/12/31      11763.68                    10979.99
   11675.09                    10826.72
  1995/01/31      11831.41                    11125.48
   11977.82                    11040.99
  1995/02/28      12046.30                    11310.15
   12444.60                    11303.50
  1995/03/31      12171.32                    11427.24
   12811.84                    11372.84
  1995/04/30      12330.59                    11567.79
   13189.15                    11531.71
  1995/05/31      12627.09                    11830.48
   13716.32                    11977.95
  1995/06/30      12752.88                    11944.07
   14034.95                    12065.77
  1995/07/31      12959.19                    12038.69
   14500.35                    12038.82
  1995/08/31      13074.38                    12116.36
   14536.74                    12184.11
  1995/09/30      13247.66                    12280.54
   15150.19                    12302.65
  1995/10/31      13270.83                    12357.37
   15096.11                    12462.64
  1995/11/30      13503.77                    12551.07
   15758.83                    12649.39
  1995/12/31      13726.82                    12688.84
   16062.34                    12826.91
  1996/01/31      13880.66                    12828.08
   16609.11                    12912.09
  1996/02/29      13785.70                    12798.43
   16763.07                    12687.65
  1996/03/31      13773.58                    12815.21
   16924.50                    12599.45
  1996/04/30      13785.38                    12856.13
   17173.97                    12528.60
  1996/05/31      13833.79                    12944.55
   17616.88                    12503.16
  1996/06/30      13942.35                    13032.02
   17684.00                    12671.06
  1996/07/31      13846.45                    12955.05
   16902.72                    12705.74
  1996/08/31      13881.96                    13031.59
   17259.20                    12684.44
  1996/09/30      14211.73                    13272.88
   18230.55                    12905.49
  1996/10/31      14517.86                    13463.36
   18733.35                    13191.37
  1996/11/30      14937.29                    13765.99
   20149.40                    13417.32
  1996/12/31      14799.54                    13699.27
   19750.24                    13292.57
  1997/01/31      15016.25                    13910.59
   20984.24                    13333.27
  1997/02/28      15080.03                    13966.07
   21148.76                    13366.44
  1997/03/31      14810.26                    13791.38
   20279.75                    13218.32
  1997/04/30      15080.75                    14079.76
   21490.45                    13416.19
  1997/05/31      15416.69                    14340.46
   22798.79                    13543.01
  1997/06/30      15649.97                    14569.76
   23820.18                    13703.76
  1997/07/31      16144.31                    15021.48
   25715.55                    14073.31
  1997/08/31      15948.38                    14810.07
   24274.97                    13953.26
  1997/09/30      16223.60                    15102.33
   25604.51                    14159.05
  1997/10/31      16249.53                    15130.42
   24749.32                    14364.46
  1997/11/30      16434.63                    15324.82
   25894.96                    14430.60
  1997/12/31      16635.67                    15474.60
   26339.58                    14575.90
  1998/01/31      16785.91                    15630.16
   26630.89                    14763.03
  1998/02/28      17073.26                    15866.70
   28551.51                    14751.91
  1998/03/31      17252.00                    16078.55
   30013.64                    14802.06
IMATRL PRASUN   SHR__CHT 19980331 19980422 113429 R00000000000068
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager: Income on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $17,252 - a 72.52% increase on the initial investment. For comparison, look at how both the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage backed securities with maturities of at least one year, and the S&P 500, a widely recognized unmanaged index of common stocks, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the Lehman Brothers Aggregate Bond Index would have grown to $14,802 - a 48.02% increase. If $10,000 was invested in the S&P 500, it would have grown to $30,014 - a 200.14% increase. You can also look at how the Fidelity Conservative Composite Index did over the same period. The composite index combines the total returns of the S&P 500 (+200.14%), the Lehman Brothers Aggregate Bond Index (+48.02%) and the Lehman Brothers 3 Month T-Bill Index (+28.60%) according to the fund's neutral mix* and assumes monthly rebalancing of the mix. With dividends and interest, if any, reinvested, the same $10,000 investment would have grown to $16,079 - a 60.79% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

* CURRENTLY 20% STOCKS, 50% BONDS AND 30% SHORT-TERM/MONEY MARKET INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 20%, 30% AND 50%, RESPECTIVELY, PRIOR TO JANUARY 1, 1997.
Despite being tested during the period, the U.S. stock and bond markets performed well during the six months that ended March 31, 1998. Economic trouble in Southeast Asia caused worldwide concern, but a domestic economic environment of low inflation, low interest rates and steady growth spelled positive returns for both stocks and bonds.
STOCKS: The U.S. stock market showed its resiliency during the period. Despite the economic uncertainty in Southeast Asia - and the resulting concern that U.S. corporate earnings would slow - the stock market performed well. The Standard & Poor's 500 Index - a measure of the U.S. stock market - returned 17.22% during this time. In late October, after several small Southeast Asian countries devalued their currencies, a full-fledged economic crisis enveloped the region. These troubles had ripple effects throughout the world, particularly in the U.S., where the Dow Jones Industrial Average plummeted 550-plus points in one trading session. Many U.S. corporations with business exposure to Southeast Asia announced earnings disappointments. Investors showed their concern by embarking on a "flight to quality," seeking shelter in stocks of companies with minimal international exposure. Despite this turbulence, however, the continued strength of the U.S. economy seemed to buoy the stock market as low interest rates, low inflation and moderate growth combined to make for a favorable economic backdrop. After digesting the events that took place in Southeast Asia, investors regained their attraction to stocks. Through the first three months of 1998, cash inflows into stock mutual funds were very strong and the Dow itself was approaching the 9000-point barrier.
BONDS: Similar to their equity counterparts, bonds benefited from the continued lack of inflationary pressure during the period. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable investment-grade bond market - returned 4.54% during this period. Global volatility and historically low interest rates were the main stories in the last quarter of 1997. Financial problems in Asia came to a head in October, resulting in a "flight to quality." Wary stock investors sought investments offering lower volatility, helping the U.S. bond market - especially U.S. Treasuries - surge. The Lehman Brothers Corporate Bond Index returned 4.49% for the six months. Corporate bonds benefited from continued economic growth and demand for yield, although they faltered somewhat in January 1998. Investors feared a slowdown in demand from Asia would eat into corporate earnings. In spite of record new issuance in February 1998, corporates rebounded due in part to increased demand on the part of yield-hungry investors. Mortgage-backed bonds performed well during the period, even though lower interest rates resulted in more mortgage prepayment activity. The Lehman Brothers Mortgage-Backed Securities Index generated a six-month return of 4.04%. High-yield and emerging-market issues turned in strong performances throughout the first quarter of 1998.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Habermann, Lead Portfolio Manager of Fidelity Asset Manager: Income
Q. HOW DID THE FUND PERFORM, DICK?
A. The fund performed in line with expectations. For the six months that ended March 31, 1998, the fund had a total return of 6.34%. That slightly lagged the 6.46% return of the Fidelity Conservative Composite Index. For the 12 months that ended March 31, 1998, the fund returned 16.49%, compared to the 16.58% return of the composite index. The fund's return trailed that of the income funds average tracked by Lipper Analytical Services, which returned 7.18% and 22.22% in the six- and 12-month periods, respectively. The funds in the Lipper group have the flexibility to invest a significant percentage of their assets in stocks. On average, funds in the Lipper group carry more than 40% in equities. This fund has a more conservative investment mandate.
Q. HOW DID YOU POSITION THE FUND IN TERMS OF ASSET ALLOCATION?
A. In light of its conservative investment mandate, the fund generally invests only about 20% of its assets in equities. However, the fund did keep a marginally overweighted position - relative to its neutral target allocation - in equities, helping it to keep pace with the composite index. While slightly underweighted relative to its neutral asset mix, the fund also benefited from its substantial position in bonds. As we learned, the Asian crisis brought with it fears of a domestic economic slowdown - a catalyst for lower inflation and bond yields and, hence, higher bond prices. I increased the bond allocation slightly toward year- end as interest rates stabilized at a lower level and inflation turned downward. Late in the period, inflation continued to drop as energy and import prices fell. Accordingly, longer-maturity securities became a more favorable choice as the yield curve steepened - meaning the differences in yield between long- and short-maturity securities widened. At that point, I re-allocated some of the fund's assets from short-term instruments into bonds during March.
Q. HOW DOES THE PRESENT ASSET ALLOCATION COMPARE TO THE FUND'S NEUTRAL
MIX?
A. In keeping with its conservative goals, the fund's asset allocation remained within a fairly tight range of its neutral mix, which calls for 20% to be invested in stocks, 50% in bonds and 30% in short-term/money market instruments. The fund was marginally overweighted in equities at the end of the period - with a 21.5% allocation - to take advantage of the favorable environment for stocks in the first quarter of 1998. But, overall, the fund did not stray far from its neutral mix since valuations did not seem compelling enough to do so. The neutral mix is meant to be an optimal combination of securities assuming valuations among all three asset classes are at comparable levels.
Q. GOING FORWARD, BRAD LEWIS WILL REPLACE GEORGE VANDERHEIDEN AS THE INVESTMENT PROFESSIONAL SELECTING THE EQUITY SECURITIES OF THE PORTFOLIO. HOW WILL THIS CHANGE AFFECT THE FUND?
A. The change will not affect the fund's goal of minimizing risk while attempting to maximize returns. Brad Lewis, a 13-year veteran of Fidelity, has developed an impressive track record as the manager of several funds, including Fidelity Disciplined Equity Fund since 1988. Unlike George Vanderheiden, who chose stocks for the fund based on individual company business prospects, Brad uses computer-aided, quantitative analysis - supported by fundamental research - for picking stocks. Overall, the fund's equity portfolio will continue to seek out and hold stocks that we feel will deliver the best returns for our shareholders. We are pleased that the equity investments will continue to be selected by a seasoned veteran like Brad.
Q. EVEN THOUGH EQUITIES REPRESENT THE SMALLEST PORTION OF FUND ASSETS, WHICH STOCKS HELPED THE FUND'S PERFORMANCE?
A. Financial stocks, such as Fannie Mae and Freddie Mac, performed extremely well during this period of low interest rates and robust capital markets. The fund's European holdings also generated healthy returns. Europe seems to be trending up as the companies there are entering a phase of restructuring and consolidation, concurrent with low interest rates and growing earnings. The health care sector, as a whole, performed well on the strength of large-capitalization pharmaceutical stocks that benefited from a "flight to quality" during the Asian crisis - meaning investors sought out large companies with household names that they perceived as safe. Pharmaceuticals also reaped the rewards of accelerated reviews by the Food and Drug Administration. Finally, retail and wholesale stocks were strong and the fund was heavily overweighted, relative to the Standard & Poor's 500 Index, in that sector. In fact, Wal-Mart, one of the fund's larger equity holdings at the end of March, gained 39% during the period versus a 17% return for the S&P 500.
Q. WHICH STOCKS HURT PERFORMANCE?
A. Consumer nondurables took a hit during the period. Specific to that sector, tobacco stocks such as RJR Nabisco and Philip Morris weakened during the period as litigation fears heightened. In addition, most technology stocks were punished on fears that worldwide product demand would slow drastically as a result of the Asian crisis. Notably, Compaq Computer's stock dropped substantially during the period as the company struggled with inventory problems.
Q. WHAT WAS THE STRATEGY FOR THE FUND'S BOND INVESTMENTS?
A. As part of its effort to maintain a relatively conservative risk-return profile, Asset Manager: Income concentrates its bond investments in the investment-grade sector. Unfortunately, this strategy can result in relatively modest returns when high-yield securities - or those with credit ratings below investment-grade - perform well, as they did during the six-month period. Regardless, the fund's fixed-income investments - managed separately by Charlie Morrison of our fixed-income department - performed competitively, and were helped by increased allocations toward investment-grade corporate and mortgage-backed securities. The fund's corporate bond allocation - particularly securities issued by banking and finance concerns - performed well as interest rates fell and earnings prospects improved. Mortgage securities also generated healthy returns, partly due to renewed interest from yield-hungry investors. The fund's fixed-income exposure was altered slightly during the period. The fund's position in corporate securities was reduced due to profit taking and the proceeds were re-deployed largely to favorably priced mortgage-backed securities.
Q. HOW WAS THE SHORT-TERM/MONEY MARKET PORTION OF THE PORTFOLIO
POSITIONED?
A. I kept the fund's allocation toward short-term instruments - which were managed by John Todd of our money market group - in a fairly tight range during the period. As in prior periods, John continued to manage the fund's short-term allocation with the objective of adding value relative to a benchmark - the three-month Treasury bill - within the context of a controlled volatility framework. I increased the fund's bond allocation while reducing short-term instruments during the period in response to increasingly favorable inflation conditions and a slowing economy. At the end of the period, the fund maintained a near-neutral allocation in short-term/money market instruments. The short-term/money market segment performed admirably during the period and was helped by beneficial security selection.
Q. WHAT'S YOUR OUTLOOK?
A. We're in the midst of the third- longest positive economic cycle in the post-war U.S. - following a long run in the 1960s when John F. Kennedy was president and in the 1980s when Ronald Reagan led the country. So, in its seventh year, the expansion continues to be remarkably strong. In addition, we're still witnessing decent earnings growth, moderate restructuring efforts and robust merger activity - all of which bodes well for improving the efficiency of the American economy. Even more amazing is that this growth is happening without stimulating the ultimate distress signal for equity and bond investors
- inflation. In this environment, I think both the stock and bond markets will benefit. However, I do believe that we've entered a new period of volatility in the markets, where one-time events can cause major shake-ups. I think the questions raised by the Asian financial crisis need to be monitored. Although the U.S. economy may not be drastically hurt by this turmoil, the cheapening of Asian goods could cause U.S. manufacturers to move production outside of the country, which would lead to higher unemployment and slower growth. Considering that we may be entering a period of higher volatility in the markets, it makes sense that I proceed with caution and not stray too far from our neutral mix in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DICK HABERMANN ON THE FUND'S
CONSERVATIVE INVESTMENT
STRATEGY:
"IT IS IMPORTANT FOR INVESTORS TO
REMEMBER THAT ASSET MANAGER:
INCOME IS A CONSERVATIVE ASSET
ALLOCATION FUND. ON A NEUTRAL BASIS,
THE FUND HOLDS ONLY 20% OF ITS ASSETS
IN EQUITIES, WITH 50% INVESTED IN
INVESTMENT-GRADE, FIXED-INCOME
SECURITIES AND 30% IN MONEY
MARKET/SHORT-TERM INSTRUMENTS. OF
COURSE, I CAN INCREASE OR DECREASE
EXPOSURE TO ANY OF THE ASSET CLASSES
BASED ON MY MARKET VIEWS. IN THE
INTEREST OF RISK CONTROL, HOWEVER, I
USUALLY CAP THE EQUITY ALLOCATION AT
ABOUT 25%. ASSET MANAGER: INCOME
- BEING THE MOST CONSERVATIVE
FUND OF THE ASSET MANAGER FAMILY
- MAY BE A REASONABLE CHOICE FOR
INVESTORS WITH MODERATE TIME
HORIZONS AND THOSE LOOKING FOR A
LOWER-VOLATILITY ALTERNATIVE TO
EQUITY AND BALANCED-TYPE FUNDS. IN
ADDITION, THE FUND'S INCOME
COMPONENT AND MONTHLY DIVIDEND
SCHEDULE MAY BE APPEALING TO
THOSE SEEKING A CONSISTENT INCOME
FLOW WHILE MAINTAINING A SMALL
DEGREE OF STOCK MARKET EXPOSURE.
ALL OF THE ASSET MANAGER FUNDS ARE
VERY RESEARCH- AND
RESOURCE-INTENSIVE FUNDS, DRAWING
UPON THE EXPERTISE OF FIDELITY'S
GLOBAL NETWORK OF PORTFOLIO
MANAGERS AND ANALYSTS. FOR
INVESTORS SEEKING TO REDUCE
EXPOSURE TO MORE AGGRESSIVE ASSET
CLASSES, FUNDS AND SECURITIES, ASSET
MANAGER: INCOME FUND MAY BE AN
APPROPRIATE OPTION."
FUND FACTS
GOAL: HIGH CURRENT INCOME,
AND CAPITAL APPRECIATION
WHEN APPROPRIATE
FUND NUMBER: 328
TRADING SYMBOL: FASIX
START DATE: OCTOBER 1, 1992
SIZE: AS OF MARCH 31, 1998,
MORE THAN $724 MILLION
MANAGER: RICHARD
HABERMANN, SINCE 1996;
MANAGER, FIDELITY ASSET
MANAGER AND FIDELITY ASSET
MANAGER: GROWTH, SINCE
1996; FIDELITY TREND FUND,
1977-1981; FIDELITY
MAGELLAN FUND,
1972-1977; JOINED FIDELITY
IN 1968
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE BOND ISSUERS AS OF MARCH 31, 1998

(WITH MATURITIES GREATER THAN ONE YEAR)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE BOND ISSUERS
                                                        6 MONTHS AGO

FANNIE MAE                                12.8          7.2

U.S. TREASURY                             8.1           6.3

KEY BANK N.A.                             1.1           1.4

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  0.9           1.2

U.S. DEPARTMENT OF HOUSING &              0.8           0.9
 URBAN DEVELOPMENT


QUALITY DIVERSIFICATION AS OF MARCH 31, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA, AA, A         3   34.0
                   8
                   .
                   4

BAA                7   5.0
                   .
                   2

BA AND BELOW       1   2.3
                   .
                   8

NOT RATED          5   0.2
                   .
                   0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
TOP FIVE STOCKS AS OF MARCH 31, 1998
                               % OF FUND'S   % OF FUND'S INVESTMENTS
                               INVESTMENTS   IN THESE STOCKS
                                             6 MONTHS AGO

FANNIE MAE                     1.9           1.8

PHILIP MORRIS COMPANIES, INC.  1.1           1.4

FREDDIE MAC                    0.7           0.6

FLEET FINANCIAL GROUP, INC.    0.6           0.6

VODAFONE GROUP PLC             0.6           0.4

ASSET ALLOCATION
AS OF MARCH 31, 1998 * AS OF SEPTEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 28.0
ROW: 1, COL: 2, VALUE: 50.0
ROW: 1, COL: 3, VALUE: 22.0
ROW: 1, COL: 1, VALUE: 33.0
ROW: 1, COL: 2, VALUE: 46.0
ROW: 1, COL: 3, VALUE: 21.0
STOCK CLASS 22%
BOND CLASS 50%
SHORT-TERM CLASS 28%
FOREIGN
INVESTMENTS 11%
STOCK CLASS 21%
BOND CLASS 46%
SHORT-TERM CLASS 33%
FOREIGN
INVESTMENTS 14%
*
**
ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF
ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART.
INVESTMENTS MARCH 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 19.8%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.1%
AEROSPACE & DEFENSE - 0.0%
Gulfstream Aerospace Corp. (a)  1,800 $ 78,075
DEFENSE ELECTRONICS - 0.1%
Raytheon Co.:
 Class A  3,354  190,759
 Class B  9,500  554,563
  745,322
TOTAL AEROSPACE & DEFENSE   823,397
BASIC INDUSTRIES - 0.8%
CHEMICALS & PLASTICS - 0.5%
Air Products & Chemicals, Inc.   2,400  198,900
Dow Chemical Co.   700  68,075
du Pont (E.I.) de Nemours & Co.   25,300  1,720,400
Raychem Corp.   22,700  943,469
Union Carbide Corp.   11,000  551,375
  3,482,219
PACKAGING & CONTAINERS - 0.2%
Bemis Co., Inc.   1,200  54,150
Corning, Inc.   6,500  287,625
Owens-Illinois, Inc. (a)  35,400  1,531,050
  1,872,825
PAPER & FOREST PRODUCTS - 0.1%
Boise Cascade Corp.   3,300  119,006
Champion International Corp.   6,900  374,756
Willamette Industries, Inc.   2,800  105,175
  598,937
TOTAL BASIC INDUSTRIES   5,953,981
CONSTRUCTION & REAL ESTATE - 0.3%
CONSTRUCTION - 0.2%
Centex Corp.   6,000  228,750
D.R. Horton, Inc.   8,548  181,645
Fleetwood Enterprises, Inc.   14,102  656,624
Kaufman & Broad Home Corp.   13,000  423,313
U.S. Home Corp. (a)  1,000  45,813
  1,536,145
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
CONSTRUCTION & REAL ESTATE - CONTINUED
ENGINEERING - 0.1%
Fluor Corp.   15,800 $ 786,050
TOTAL CONSTRUCTION & REAL ESTATE   2,322,195
DURABLES - 1.0%
AUTOS, TIRES, & ACCESSORIES - 0.6%
Cummins Engine Co., Inc.   5,600  308,700
Discount Auto Parts, Inc. (a)  6,900  167,325
General Motors Corp.   47,542  3,206,114
Goodyear Tire & Rubber Co.   3,000  227,250
Magna International, Inc. Class A  6,900  538,732
Superior Industries International, Inc.   7,100  235,631
  4,683,752
CONSUMER DURABLES - 0.1%
Minnesota Mining & Manufacturing Co.   5,000  455,938
CONSUMER ELECTRONICS - 0.2%
Newell Co.   4,300  208,281
Philips Electronics NV  7,700  565,469
Philips Electronics NV (Bearer)  9,700  712,636
  1,486,386
FURNISHINGS - 0.0%
HON Industries, Inc.   200  7,350
TEXTILES & APPAREL - 0.1%
Burlington Industries, Inc. (a)  8,900  156,306
Jones Apparel Group, Inc. (a)  2,900  159,681
Liz Claiborne, Inc.   9,100  453,863
NIKE, Inc. Class B  4,300  190,275
Reebok International Ltd. (a)  300  9,150
Warnaco Group, Inc. Class A  1,600  62,800
  1,032,075
TOTAL DURABLES   7,665,501
ENERGY - 1.4%
ENERGY SERVICES - 0.1%
McDermott International, Inc.   12,900  532,931
Schlumberger Ltd.   800  60,600
  593,531
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - 1.3%
Amerada Hess Corp.   8,200 $ 478,163
Amoco Corp.   900  77,738
Apache Corp.   700  25,725
Atlantic Richfield Co.   3,700  290,913
British Petroleum PLC:
 Ord.  128  1,846
 ADR  18,690  1,608,508
Burlington Resources, Inc.   31,265  1,498,766
Chevron Corp.   2,300  184,719
Cooper Cameron Corp. (a)  300  18,113
Elf Aquitaine SA sponsored ADR  2,953  191,207
Enron Oil & Gas Co.   1,200  27,525
Kerr-McGee Corp.   2,800  194,775
Occidental Petroleum Corp.   45,600  1,336,650
Royal Dutch Petroleum Co. Ord.   21,200  1,201,220
Royal Dutch Petroleum Co.   22,100  1,255,556
Santa Fe Energy Resources, Inc.   7,500  82,500
Tosco Corp.   28,100  990,525
Total SA:
 Class B  2,037  244,841
 sponsored ADR  3,945  236,947
USX-Marathon Group  400  15,050
Valero Energy Corp.   2,600  86,775
  10,048,062
TOTAL ENERGY   10,641,593
FINANCE - 5.2%
BANKS - 0.4%
Credit Suisse Group (Reg.)  5,600  1,121,103
NationsBank Corp.   8,500  619,969
Providian Financial Corp.   13,900  798,381
Wells Fargo & Co.   1,200  397,500
  2,936,953
CREDIT & OTHER FINANCE - 0.7%
CIT Group, Inc. Class A  3,500  114,188
Fleet Financial Group, Inc.   57,936  4,928,181
Green Tree Financial Corp.   6,400  182,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Money Store, Inc. (The)  2,800 $ 89,425
Transamerica Corp.   400  46,600
  5,360,394
FEDERAL SPONSORED CREDIT - 2.5%
Freddie Mac  113,100  5,365,181
Fannie Mae  231,900  14,667,675
  20,032,856
INSURANCE - 1.4%
AFLAC, Inc.   5,600  354,200
Allmerica Financial Corp.   6,400  408,800
Allstate Corp.   31,008  2,850,798
American International Group, Inc.   18,175  2,288,914
CIGNA Corp.   5,500  1,127,500
General Re Corp.   2,600  573,625
Loews Corp.   5,300  552,525
MBIA, Inc.   2,000  155,000
MGIC Investment Corp.   12,900  847,369
Nationwide Financial Services, Inc. Class A  400  17,350
PMI Group, Inc.   6,200  500,650
Provident Companies, Inc.   700  24,019
Reliastar Financial Corp.   3,273  150,763
Torchmark Corp.   16,300  746,744
Travelers Property Casualty Corp. Class A  4,300  189,200
UNUM Corp.   1,200  66,225
  10,853,682
SAVINGS & LOANS - 0.1%
Golden West Financial Corp.   4,500  431,156
SECURITIES INDUSTRY - 0.1%
Nomura Securities Co. Ltd.   73,000  831,947
United Asset Management Corp.   8,800  239,800
Waddell & Reed Financial, Inc. Class A (a)  300  7,800
  1,079,547
TOTAL FINANCE   40,694,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
HEALTH - 1.8%
DRUGS & PHARMACEUTICALS - 0.7%
American Home Products Corp.   15,400 $ 1,468,775
Amgen, Inc.   5,200  316,550
Astra AB Class A Free shares  45,966  946,936
Gilead Sciences, Inc. (a)  300  10,800
Merck & Co., Inc.   4,200  539,175
Novartis AG (Reg.)  400  708,369
Schering-Plough Corp.   17,300  1,413,194
Sepracor, Inc. (a)  1,100  46,888
  5,450,687
MEDICAL EQUIPMENT & SUPPLIES - 0.2%
Allegiance Corp.   620  24,529
Bard (C.R.), Inc.   3,600  132,300
Baxter International, Inc.   2,400  132,300
Biomet, Inc.   11,400  342,000
Boston Scientific Corp. (a)  3,000  202,500
Johnson & Johnson  1,700  124,631
St. Jude Medical, Inc. (a)  14,600  488,188
Sofamor/Danek Group, Inc. (a)  1,100  93,775
  1,540,223
MEDICAL FACILITIES MANAGEMENT - 0.9%
Columbia/HCA Healthcare Corp.   136,602  4,405,415
Humana, Inc. (a)  30,900  766,706
Tenet Healthcare Corp.   18,900  686,306
United HealthCare Corp.   14,200  919,450
  6,777,877
TOTAL HEALTH   13,768,787
HOLDING COMPANIES - 0.0%
U.S. Industries, Inc.  7,800  234,488
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.4%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  800  30,400
Alcatel Alsthom Compagnie Generale d'Electricite SA  6,800  1,277,640
Emerson Electric Co.   4,400  286,825
General Electric Co.   13,000  1,120,438
Grainger (W.W.), Inc.   1,100  113,094
Scientific-Atlanta, Inc.   6,500  127,156
  2,955,553
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
Caterpillar, Inc.   8,800 $ 484,550
Tyco International Ltd.  1,900  103,788
Ultratech Stepper, Inc. (a)  7,500  152,813
  741,151
POLLUTION CONTROL - 0.0%
Browning-Ferris Industries, Inc.   400  13,050
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   3,709,754
MEDIA & LEISURE - 0.7%
BROADCASTING - 0.3%
CBS Corp.   9,600  325,800
Comcast Corp.:
 Class A  1,300  45,094
 Class A special  2,300  81,219
Cox Communications, Inc. Class A (a)  2,400  100,800
Tele-Communications, Inc. (a):
 (TCI Group), Series A  4,808  149,499
 (TCI Ventures Group), Series A  26,384  463,369
Time Warner, Inc.   6,800  489,600
U S WEST Media Group  12,900  448,275
  2,103,656
ENTERTAINMENT - 0.1%
Cedar Fair LP (depositary unit)  1,000  27,500
Disney (Walt) Co.   700  74,725
King World Productions, Inc.   3,500  102,375
Royal Caribbean Cruises Ltd.   2,600  182,163
Viacom, Inc.:
 Class A  3,100  164,688
 Class B (non-vtg.)  4,200  225,750
  777,201
LEISURE DURABLES & TOYS - 0.0%
Nintendo Co. Ltd. Ord.   900  75,130
LODGING & GAMING - 0.1%
Circus Circus Enterprises, Inc. (a)  14,100  296,100
Mirage Resorts, Inc. (a)  17,000  413,313
Sun International Hotels Ltd. Ord. (a)  9,200  435,850
  1,145,263
PUBLISHING - 0.0%
Cognizant Corp.   4,300  246,713
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.2%
McDonald's Corp.   11,500 $ 690,000
Papa John's International, Inc. (a)  1,500  57,563
Wendy's International, Inc.   21,600  481,950
  1,229,513
TOTAL MEDIA & LEISURE   5,577,476
NONDURABLES - 1.3%
BEVERAGES - 0.0%
PepsiCo, Inc.   2,000  85,375
TOBACCO - 1.3%
Philip Morris Companies, Inc.   214,150  8,927,378
RJR Nabisco Holdings Corp.   26,761  837,954
UST, Inc.   4,000  129,000
  9,894,332
TOTAL NONDURABLES   9,979,707
PRECIOUS METALS - 0.0%
Newmont Mining Corp.   3,967  121,241
RETAIL & WHOLESALE - 2.1%
APPAREL STORES - 0.1%
Gap, Inc.   5,550  249,750
TJX Companies, Inc.   11,800  533,950
  783,700
GENERAL MERCHANDISE STORES - 0.7%
Federated Department Stores, Inc. (a)  15,100  782,369
Penney (J.C.) Co., Inc.   6,800  514,675
Proffitts, Inc. (a)  4,800  174,000
Wal-Mart Stores, Inc.   82,700  4,202,194
  5,673,238
GROCERY STORES - 0.1%
Safeway, Inc. (a)  15,800  583,613
RETAIL & WHOLESALE, MISCELLANEOUS - 1.2%
Circuit City Stores, Inc. - Circuit City Group (a) 35,000 1,496,250 Corporate Express, Inc. (a) 7,600 75,763
Home Depot, Inc.   50,800  3,425,825
Lowe's Companies, Inc.   38,900  2,730,294
Officemax, Inc. (a)  20,900  373,588
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED
Office Depot, Inc. (a)  6,500 $ 202,313
Rex Stores Corp. (a)  2,400  35,400
Staples, Inc. (a)  13,700  317,669
Toys "R" Us, Inc. (a)  12,900  387,806
U.S. Office Products Co. (a)  15,350  291,650
Viking Office Products, Inc. (a)  8,600  199,950
  9,536,508
TOTAL RETAIL & WHOLESALE   16,577,059
SERVICES - 0.2%
ADVERTISING - 0.0%
Interpublic Group of Companies, Inc.   1,350  83,869
LEASING & RENTAL - 0.0%
Republic Industries, Inc. (a)  3,000  77,438
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   600  24,638
SERVICES - 0.2%
Cendant Corp. (a)  31,725  1,257,095
Medpartners, Inc. (a)  400  4,100
Reuters Group PLC ADR  2,386  154,046
  1,415,241
TOTAL SERVICES   1,601,186
TECHNOLOGY - 2.1%
COMMUNICATIONS EQUIPMENT - 0.0%
Andrew Corp. (a)  1,000  19,813
3Com Corp. (a)  4,700  168,906
  188,719
COMPUTER SERVICES & SOFTWARE - 0.7%
Automatic Data Processing, Inc.   8,400  571,725
Black Box Corp. (a)  1,700  62,688
Ceridian Corp. (a)  10,900  587,919
CompUSA, Inc. (a)  4,800  124,800
E Trade Group, Inc. (a)  3,600  89,775
Electronic Data Systems Corp.  21,300  977,138
Electronics for Imaging, Inc. (a)  11,900  309,400
First Data Corp.   13,200  429,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
COMPUTER SERVICES & SOFTWARE - CONTINUED
Microsoft Corp. (a)  11,000 $ 984,500
Oracle Corp. (a)  15,175  478,961
Policy Management Systems Corp. (a)  9,200  738,875
Shared Medical Systems Corp.   100  7,838
  5,362,619
COMPUTERS & OFFICE EQUIPMENT - 0.5%
Adaptec, Inc. (a)  4,800  94,200
Compaq Computer Corp.   34,200  884,925
Hewlett-Packard Co.   6,800  430,950
Ingram Micro, Inc. Class A (a)  1,300  48,263
International Business Machines Corp.   8,600  893,325
Quantum Corp. (a)  1,300  27,706
SCI Systems, Inc. (a)  24,500  872,813
Seagate Technology (a)  7,900  199,475
Tech Data Corp. (a)  9,500  365,750
Western Digital Corp. (a)  3,000  52,688
  3,870,095
ELECTRONIC INSTRUMENTS - 0.1%
Applied Materials, Inc. (a)  1,200  42,375
Cognex Corp. (a)  3,700  79,088
KLA-Tencor Corp. (a)  1,300  49,725
Lam Research Corp. (a)  11,000  309,375
Novellus Systems, Inc. (a)  5,300  229,225
Teradyne, Inc. (a)  800  32,050
Thermo Electron Corp. (a)  8,000  323,000
Varian Associates, Inc.   2,600  143,975
  1,208,813
ELECTRONICS - 0.8%
Altera Corp. (a)  2,000  75,500
AMP, Inc.   16,600  727,288
Intel Corp.   18,000  1,405,125
Methode Electronics, Inc. Class A  900  13,444
Micrel, Inc. (a)  900  34,144
Microchip Technology, Inc. (a)  400  8,400
Micron Technology, Inc. (a)  40,700  1,182,844
Molex, Inc.   6,863  184,001
Motorola, Inc.   3,800  230,375
Solectron Corp. (a)  47,600  2,011,100
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
TECHNOLOGY - CONTINUED
ELECTRONICS - CONTINUED
Thomas & Betts Corp.   4,300 $ 275,200
Uniphase Corp. (a)  300  12,619
  6,160,040
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   690  30,360
TOTAL TECHNOLOGY   16,820,646
TRANSPORTATION - 0.1%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  900  55,519
RAILROADS - 0.1%
Bombardier, Inc. Class B  6,500  160,468
CSX Corp.   9,400  559,300
  719,768
SHIPPING - 0.0%
Stolt-Nielsen SA Class B sponsored ADR  3,100  61,613
Stolt-Nielsen SA  2,400  48,000
  109,613
TRUCKING & FREIGHT - 0.0%
Yellow Corp. (a)  4,600  87,975
TOTAL TRANSPORTATION   972,875
UTILITIES - 2.2%
CELLULAR - 0.8%
AirTouch Communications, Inc. (a)  33,000  1,614,938
Century Telephone Enterprises, Inc.   1,500  61,125
Vodafone Group PLC  468,961  4,903,134
  6,579,197
ELECTRIC UTILITY - 0.1%
American Electric Power Co., Inc.   7,900  396,975
Consolidated Edison, Inc.   700  32,725
Entergy Corp.  7,600  226,100
Houston Industries, Inc.   3,500  100,625
Niagara Mohawk Power Corp. (a)  4,000  52,000
PG&E Corp.   3,663  120,879
  929,304
GAS - 0.0%
Enron Corp.   1,600  74,200
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 1.3%
AT&T Corp.   6,200 $ 406,875
Ameritech Corp.  14,300  706,956
Bell Atlantic Corp.   9,578  981,745
BellSouth Corp.   14,200  959,388
Deutsche Telekom AG  4,000  87,032
MCI Communications Corp.   55,800  2,762,100
SBC Communications, Inc.   17,800  776,525
Sprint Corp.   28,300  1,915,556
Telebras sponsored ADR  8,500  1,103,406
WorldCom, Inc. (a)  7,800  335,888
  10,035,471
TOTAL UTILITIES   17,618,172
TOTAL COMMON STOCKS
(Cost $92,829,220)   155,082,646
NONCONVERTIBLE BONDS - 22.6%
 MOODY'S PRINCIPAL
 RATINGS (C) AMOUNT
AEROSPACE & DEFENSE - 0.4%
DEFENSE ELECTRONICS - 0.4%
Raytheon Co.:
 5.95%, 3/15/01  Baa1 $ 1,300,000  1,295,489
 6.45%, 8/15/04  Baa1  1,620,000  1,633,624
  2,929,113
BASIC INDUSTRIES - 0.1%
CHEMICALS & PLASTICS - 0.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2  900,000  942,489
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
EOP Operating LP (e):
 6 3/8%, 2/15/03   Baa1  1,050,000  1,039,479
 6 3/4%, 2/15/08   Baa1  380,000  376,895
Weeks Realty LP 6 7/8%, 3/15/05  Baa2  900,000  892,751
  2,309,125
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
DURABLES - 0.5%
AUTOS, TIRES, & ACCESSORIES - 0.1%
General Motors Corp. 9 5/8%, 12/1/00  A3 $ 630,000 $ 683,216
TEXTILES & APPAREL - 0.4%
Levi Strauss & Co. 7%, 11/1/06 (e)  Baa2  2,440,000  2,468,213
Unifi, Inc. 6 1/2%, 2/1/08 (e)  A3  890,000  872,823
  3,341,036
TOTAL DURABLES   4,024,252
ENERGY - 0.1%
OIL & GAS - 0.1%
Petroleum Geo Services ASA 7 1/8%, 3/30/28  Baa3  1,200,000  1,202,280
FINANCE - 13.8%
BANKS - 2.0%
Banc One Corp. 6 1/4%, 9/1/00  Aa3  1,300,000  1,304,875
BanPonce Financial Corp.:
 6.34%, 3/29/99  A3  310,000  310,812
 7.65%, 5/3/00  A3  690,000  707,209
 6.69%, 9/21/00  A3  1,000,000  1,009,830
 6 3/4%, 8/9/01  A3  1,660,000  1,679,073
BanPonce Corp.:
 5 3/4%, 3/1/99  A3  460,000  458,335
 6.665%, 3/5/01  A3  1,100,000  1,110,186
Capital One Bank 6 3/8%, 2/15/03  Baa3  1,080,000  1,063,400
Den Danske Bank AS 7.40%, 6/15/10 (e)(g)  A1  1,220,000  1,263,883
Firstar Corp. 7.15%, 9/1/00  A3  1,390,000  1,396,047
Kansallis-Osake-Pankki yankee
 9 3/4%, 12/15/98  A3  470,000  481,172
Marine Midland Bank euro 5.875%,
 3/29/99 (g)  A3  1,000,000  996,300
NB Capital Trust IV 8 1/4%, 4/15/27  AA3  660,000  718,040
Provident Bank 6 1/8%, 12/15/00  A3  1,560,000  1,557,566
Signet Banking Corp. 5.875%, 4/15/98 (g)  A2  700,000  699,776
Union Planters National Bank
6.81%, 8/20/01  A3  1,000,000  1,015,710
  15,772,214
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - 3.3%
Capital Equipment Receivables Trust 6.48%,
10/15/06  Baa2 $ 780,000 $ 775,468
Case Equipment Loan Trust:
 6.15%, 9/15/02   Aaa  799,247  803,091
 5.85%, 2/15/03  A3  370,000  368,594
CPS Auto Grantor Trust 6.55%, 12/15/02   Aaa  760,203  765,904
CPS Auto Receivables Trust 6%, 8/15/03  Aaa  1,730,000  1,724,864
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12  Aaa  1,300,000  1,300,813
Dayton Hudson Credit Card Master Trust
6 1/4%, 8/25/05  Aaa  1,290,000  1,295,534
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02   A1  840,000  845,225
 6.20%, 12/15/02   Baa3  780,000  774,150
Green Tree Financial Corp.:
 5.80%, 2/15/27  Aaa  942,723  942,422
 6.10%, 4/15/27  Aaa  808,692  809,194
 6 1/2%, 6/15/27  Aaa  670,000  671,675
 6.80%, 6/15/27   Aaa  650,000  656,091
 6.45%, 9/15/28  Aaa  950,000  955,634
 6.68%, 1/15/29  AAA  1,820,000  1,839,893
KeyCorp Auto Grantor Trust 5.80%, 7/15/00  A3  74,649  74,447
Key Plastics, Inc. 10 1/4%, 3/15/07  A2  1,030,000  1,031,770
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  2,580,000  2,640,088
Olympic Automobile Receivables Trust:
 6.40%, 9/15/01  Aaa  1,140,000  1,139,794
 6.70%, 3/15/02  Aaa  540,000  546,497
Premier Auto Trust:
 4.95%, 2/2/99  A2  81,596  81,431
 6%, 5/6/00  Aaa  835,885  836,662
 6.35%, 7/6/00  A3  920,000  923,450
 6.34%, 1/6/03   Aaa  350,000  353,063
Petroleum Enhanced Trust Receivables
Offering Petroleum Trust 6.1875%, 2/5/03 (e)  Baa2  1,101,409
1,101,409
Railcar Trust 7 3/4%, 6/1/04  Aaa  35,640  37,319
TMS Auto Grantor Trust 5.90%, 9/15/02   Aaa  189,471  189,560
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - CONTINUED
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00  Baa2 $ 39,753 $ 39,778
 7.275%, 10/10/00  Baa2  41,649  41,584
 8.20%, 1/10/01  Baa2  48,822  49,203
Western Financial Grantor Trust:
 6.05%, 11/1/00   Aaa  177,209  177,275
 5 7/8%, 3/1/02   Aaa  674,934  687,411
WFS Financial Owner Trust 6.55%, 10/20/04   Aaa  1,170,000  1,177,789
  25,657,082
CREDIT & OTHER FINANCE - 5.8%
Ahmanson Capital Trust I 8.36%, 12/1/26 (e)  Baa2  1,000,000
1,073,600
Associates Corp. North America 7.35%, 7/6/99  Aa3  1,500,000
1,529,550
BCH Cayman Islands Ltd. yankee 7.70%, 7/15/06  A3  270,000  287,901
BankAmerica Capital II, Series 2, 8%, 12/15/26  Aa3  860,000  916,433
Bankers Trust Co. 5.66%, 7/21/98 (g)  -  10,000,000  9,995,998
BanPonce Trust I 8.327%, 2/1/27 (e)  Baa1  1,550,000  1,653,773
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  1,570,000  1,579,420
Countrywide Funding Corp. 6.45%, 2/27/03  A3  1,200,000  1,202,004
First Security Capital I 8.41%, 12/15/26  A3  420,000  457,351
Ford Motor Credit Co. 6.57%, 3/19/01  A1  1,700,000  1,720,706
General Electric Capital Corp.
6.94%, 4/13/09 (d)  Aaa  1,500,000  1,513,260
General Motors Acceptance Corp.:
6.55%, 4/23/99  A3  2,600,000  2,617,732
 6.65%, 5/24/00  A3  1,200,000  1,214,700
 6 3/4%, 7/10/02  A3  2,170,000  2,214,702
Heller Financial, Inc.:
 7 7/8%, 11/1/99  A3  1,220,000  1,250,110
 6 1/4%, 3/1/01  A3  1,440,000  1,438,834
Household Finance Corp. 5.7825%, 6/4/98  -  10,000,000  10,000,000
KeyCorp Institutional Capital, Series A,
7.826%, 12/1/26  A1  900,000  932,112
MCN Investment Corp. 5.84%, 2/1/99  Baa2  730,000  728,423
Mellon Capital I, Series A, 7.72%, 12/1/26  A2  570,000  593,456
Money Store, Inc. 7.30%, 12/1/02  Ba2  750,000  777,188
U.S. Bancorp 8.09%, 11/15/26  A1  860,000  916,425
U S WEST Capital Funding, Inc. 6.95%, 1/15/37  Baa1  1,000,000
1,042,520
  45,656,198
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FINANCE - CONTINUED
SAVINGS & LOANS - 0.4%
Great West Financial Trust II 8.206%, 2/1/27  A3 $ 1,030,000 $
1,090,255
Home Savings of America FSB 6 1/2%, 8/15/04  A3  750,000  750,195
Long Island Savings Bank FSB:
 6.20%, 4/2/01  Baa3  700,000  699,440
 7%, 6/13/02  Baa  970,000  988,362
  3,528,252
SECURITIES INDUSTRY - 2.3%
Merrill Lynch & Co., Inc. 5.5984%, 7/28/98  -  9,000,000  8,999,910
Morgan Stanley, Dean Witter, Discover & Co.
5.60%, 1/15/99 (g)  -  9,000,000  8,999,910
  17,999,820
TOTAL FINANCE   108,613,566
HEALTH - 0.1%
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
McKesson Corp. 6.60%, 3/1/00  A3  1,150,000  1,162,006
HOLDING COMPANIES - 0.2%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa1  1,830,000  1,927,356
INDUSTRIAL MACHINERY & EQUIPMENT - 0.4%
POLLUTION CONTROL - 0.4%
WMX Technologies, Inc.:
 8 1/4%, 11/15/99  Baa3  970,000  999,876
 6 1/4%, 10/15/00  Baa3  600,000  599,070
 7.10%, 8/1/26  Baa3  1,240,000  1,282,458
  2,881,404
MEDIA & LEISURE - 1.7%
BROADCASTING - 1.1%
Continental Cablevision, Inc.:
 8 5/8%, 8/15/03  Baa3  480,000  524,693
 8.30%, 5/15/06  Baa3  245,000  269,145
 9%, 9/1/08  Baa3  670,000  778,078
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27  Baa3  890,000
920,109
TCI Communications, Inc. 6.46%, 3/6/00  Ba1  1,340,000  1,341,059
Tele Communications, Inc. 9 1/4%, 4/15/02  Ba1  800,000  875,560
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Time Warner, Inc.:
 7.95%, 2/1/00  Ba1 $ 745,000 $ 766,292
 8.18%, 8/15/07  Ba1  1,445,000  1,583,214
 6.95%, 1/15/28 (e)  Ba1  1,230,000  1,192,116
  8,250,266
ENTERTAINMENT - 0.5%
Paramount Communications, Inc.:
5 7/8%, 7/15/00  Ba2  950,000  932,625
 7 1/2%, 1/15/02  Ba2  570,000  583,994
Viacom, Inc. (a):
 6 3/4%, 1/15/03  Ba2  470,000  469,507
 7 3/4%, 6/1/05  Ba2  1,970,000  2,066,038
  4,052,164
PUBLISHING - 0.1%
News America Holdings, Inc. 8 1/2%, 2/15/05  Baa3  570,000  627,764
News America, Inc. 6 5/8%, 1/9/08 (e)  Baa3  455,000  447,220
  1,074,984
TOTAL MEDIA & LEISURE   13,377,414
NONDURABLES - 0.6%
FOODS - 0.1%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  1,000,000  1,052,690
TOBACCO - 0.5%
Philip Morris Companies, Inc.:
 7 1/4%, 9/15/01  A2  1,200,000  1,233,816
 7%, 7/15/05  A2  1,250,000  1,273,563
 6.95%, 6/1/06  A2  1,180,000  1,212,863
  3,720,242
TOTAL NONDURABLES   4,772,932
RETAIL & WHOLESALE - 0.8%
GENERAL MERCHANDISE STORES - 0.8%
Federated Department Stores, Inc.:
 10%, 2/15/01  Baa2  2,310,000  2,528,018
 8 1/8%, 10/15/02  Baa2  400,000  425,500
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - CONTINUED
Federated Department Stores, Inc.: - continued
 6.79%, 7/15/27  Baa2 $ 800,000 $ 811,992
 7%, 2/15/28  Baa2  1,180,000  1,166,442
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  1,100,000  1,119,470
  6,051,422
SERVICES - 1.3%
LEASING & RENTAL - 1.3%
PHH Corp. 5.6775%, 6/11/98  -  10,000,000  9,999,000
TECHNOLOGY - 0.2%
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc. 7 3/4%, 9/1/99  Baa1  1,300,000  1,329,146
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.4%
AMR Corp. 9 1/2%, 7/15/98  Baa3  2,245,000  2,267,921
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa3  500,000  536,050
  2,803,971
UTILITIES - 1.7%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  875,000  903,814
ELECTRIC UTILITY - 1.0%
Avon Energy Partners Holding (e):
 6.73%, 12/11/02   Baa2  1,340,000  1,356,723
 6.46%, 3/4/08   Baa2  1,160,000  1,146,184
Israel Electric Corp. Ltd. (e):
 yankee 7 7/8%, 12/15/26   A3  660,000  670,296
 7 3/4%, 12/15/27   A3  1,275,000  1,285,927
Long Island Lighting Co. 8 5/8%, 4/15/04  Baa3  1,480,000  1,531,474
NIPSCO Capital Markets, Inc. 7.39%, 4/1/04  Baa1  1,000,000  1,042,188
Texas Utilities Co., Series C,
6 3/8%, 1/1/08 (e)  Baa3  880,000  845,011
  7,877,803
GAS - 0.0%
Southwest Gas Corp. 9 3/4%, 6/15/02  Baa2  300,000  336,729
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.6%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa1 $ 1,480,000 $ 1,480,844
Teleport Communications Group, Inc.
0%, 7/1/07 (j)  Baa3  850,000  732,309
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  936,000  991,879
 8 7/8%, 1/15/06  Ba1  793,000  864,354
 7 3/4%, 4/1/07  Ba1  250,000  269,513
  4,338,899
TOTAL UTILITIES   13,457,245
TOTAL NONCONVERTIBLE BONDS
(Cost $174,849,135)   177,782,721
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 11.8%
U.S. TREASURY OBLIGATIONS - 8.1%
7 3/4%, 12/31/99  Aaa  9,662,000  10,003,165
6 5/8%, 6/30/01  Aaa  190,000  195,373
7 7/8%, 8/15/01  Aaa  2,910,000  3,105,057
5 7/8%, 11/30/01  Aaa  4,995,000  5,028,566
7%, 7/15/06  Aaa  12,505,000  13,515,154
13 7/8%, 5/15/11 (callable)  Aaa  8,760,000  13,257,734
8 1/8%, 8/15/19  Aaa  1,490,000  1,864,124
71/4%, 2/15/23  Aaa  2,305,000  2,630,581
6 7/8%, 8/15/25  Aaa  12,175,000  13,578,899
  63,178,653
U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.7%
Fannie Mae:
 6.97%, 4/8/04  Aaa  1,200,000  1,263,000
 7.49%, 3/2/05  Aaa  4,080,000  4,428,718
Federal Farm Credit Bank 6.47%, 6/7/05  Aaa  2,000,000  2,053,440
Federal Home Loan Bank:
 7.36%, 7/1/04  Aaa  600,000  643,500
 7.59%, 3/10/05  Aaa  680,000  740,880
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Financing Corp. stripped principal:
 0%, 5/2/04  Aaa $ 1,009,000 $ 705,160
 0%, 6/6/04  Aaa  2,502,000  1,738,865
 0%, 11/2/04  Aaa  1,200,000  813,264
Government Loan Trusts (assets of Trust guaranteed
by U.S. Government through Agency for
International Development) 8 1/2%, 4/1/06  Aaa  4,310,000  4,747,853
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
  Class T-3, 9 5/8%, 5/15/02  Aaa  80,625  85,116
  Class 1-C, 9 1/4%, 11/15/01  Aaa  407,208  430,827
  Class 2-E, 9.40%, 5/15/02  Aaa  1,947,264  2,056,564
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  382,353  389,832
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  887,250  907,978
State of Israel (guaranteed by U.S. Government
through Agency for International Development)
0%, 11/15/01  Aaa  585,000  475,069
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates:
  Series 1995-A, 8.27%, 8/1/03  Aaa  1,000,000  1,103,200
  Series 1996-A, 6.92%, 8/1/04  Aaa  4,010,000  4,202,921
  Series 1996-A, 7.63%, 8/1/14 (callable)  Aaa  1,000,000  1,070,080
U.S. Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) 6.69%, 1/15/09 (e)  Aaa  1,367,992  1,403,150
  29,259,417
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $91,944,097)   92,438,070
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 13.5%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
FREDDIE MAC - 0.5%
7%, 7/1/01  Aaa $ 431,965 $ 437,123
7 1/2%, 6/1/27 to 2/1/28  Aaa  3,586,335  3,675,994
8 1/2%, 4/1/21 to 5/1/22  Aaa  112,911  118,503
  4,231,620
FANNIE MAE - 12.1%
6%, 12/1/10 to 4/1/28 (f)  Aaa  31,680,629  31,120,079
6 1/2%, 9/1/25 to 4/1/28 (f)  Aaa  24,080,525  23,828,259
7%, 4/1/28 to 5/1/28 (f)  Aaa  28,083,000  28,352,502
7 1/2%, 4/1/28 (f)  Aaa  10,987,500  11,269,054
11 1/2%, 11/1/15  Aaa  306,602  347,089
12%, 11/1/19  Aaa  166,351  191,510
  95,108,493
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.9%
6 1/2%, 11/15/08 to 6/15/09  Aaa  5,334,308  5,390,755
9 1/2%, 8/15/16  Aaa  3,442  3,742
10%, 11/15/09 to 12/15/17  Aaa  440,499  485,197
11%, 7/15/10 to 12/15/15  Aaa  482,891  545,102
11 1/2%, 7/15/15 to 1/15/16  Aaa  388,059  446,624
  6,871,420
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $106,761,180)   106,211,533
COMMERCIAL MORTGAGE SECURITIES - 3.6%
BKB Commercial Mortgage Trust Series 1997-C1
Class D, 7.83%, 2/25/43 (e)(g)  BBB  450,000  455,344
CBM Funding Corp. sequential pay Series 1996-1:
 Class A-1, 7.55%, 7/1/99  AA  130,393  131,696
 Class A-2, 6.88%, 7/1/02  AA  1,100,000  1,116,844
 Class A-3PI, 7.08%, 11/1/07  AA  870,000  902,625
 Class B, 7.48%, 2/1/08  A  680,000  723,988
CS First Boston Mortgage Securities Corp.
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa2  1,450,000  1,464,047
Deutsche Mortgage and Asset Receiving Corp.
Series 1998-C1 Class D, 7.231%, 7/15/12  Baa2  1,320,000  1,327,013
Equitable Life Assurance Society of the United
States (The) (e):
  Series 174 Class B1, 7.33%, 5/15/06   Aa2  1,000,000  1,051,950
  Series 1996-1 Class C1, 7.52%, 5/15/06   A2  700,000  739,431
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Federal Deposit Insurance Corp. Series 1994-C1
Class II-A2, 7.85%, 9/25/25  Aaa $ 386,881 $ 387,848
First Union-Lehman Brothers Commercial Mortgage
Trust sequential pay Series 1997-C2 Class B,
6.79%, 10/18/11  Aa2  3,040,000  3,077,050
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc.:
  Series 1997-C2 Class D, 7.192%, 1/15/08  Baa1  450,000  454,617
  Series 1997-C2 Class E, 7.624%, 4/15/11  Baa3  950,000  962,320
GS Mortgage Securities Corp. II Series 1997- GL
Class A2-B, 6.86%, 7/13/30  Aaa  1,230,000  1,267,011
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  436,269  434,360
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa3  7,053  7,053
Morgan Stanley Capital I, Inc.:
 Series 1998-HF1 Class D, 7.10%, 2/15/08 (g)  BBB  1,530,000
1,553,180
 sequential pay Series 1997-C1 Class A-1C,
  7.63%, 2/15/20  Aaa  1,150,000  1,239,125
New England Mutual Life Insurance Co.
commercial Series 1993 Class 1-A, 6.70%,
12/15/23 (e)  Aaa  18,543  18,543
Nomura Asset Securities Corp. (g):
 floater Series 1994-MD-II Class A-6,
 6.936%, 7/4/03   -  382,364  386,546
 Series 1998 - D6 Class A-4,
  7.349%, 3/15/30   Baa2  1,320,000  1,313,400
Resolution Trust Corp.:
 commercial Series 1995-C1 Class A-4B,
 6.65%, 2/25/27  Aaa  3,840,080  3,835,280
 commercial Series 1995-C1Class C,
 6.90%, 2/25/27  A2  1,200,000  1,195,875
 floater Series 1993-C2 Class A-2,
 6.62%, 3/25/25 (g)  AAA  77,493  77,542
 floater Series 1994-C1 Class A-3,
 6.30%, 6/25/26 (g)  AAA  297,497  297,729
Structured Asset Securities Corp.:
 commercial Series 1996-CFL Class E,
  7 3/4%, 2/25/28  BB+  640,000  649,400
 sequential pay Series 1996 Class A-2A,
  7 3/4%, 2/25/28  AAA  541,071  546,229
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
Thirteen Affiliates of General Growth
 Properties, Inc. (e):
  sequential pay Series A-2,
   6.602%, 11/15/12   Aaa $ 1,020,000 $ 1,034,576
  Series D-2, 6.992%, 11/15/12   Baa2  1,100,000  1,098,845
  Series E-2, 7.224%, 11/15/12   Baa3  660,000  655,189
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $28,112,350)   28,404,656
FOREIGN GOVERNMENT OBLIGATIONS (H) - 0.6%
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  410,000  421,583
Israeli State euro 6 3/8%, 12/19/01  A3  800,000  794,872
Ontario Province yankee 7 3/4%, 6/4/02  Aa3  3,000,000  3,181,830
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $4,327,503)   4,398,285
SUPRANATIONAL OBLIGATIONS - 0.2%
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $1,262,012)  Aaa  1,270,000  1,333,919
CERTIFICATES OF DEPOSIT - 8.4%
Banque Nationale de Paris yankee
5 3/4%, 7/31/98    4,500,000  4,498,965
Canadian Imperial Bank of Commerce yankee:
 5.91%, 8/28/98    9,500,000  9,503,143
 6.20%, 8/1/00    720,000  721,771
Deutsche Bank AG yankee:
 6.20%, 4/10/98    6,000,000  6,000,428
 5.78%, 6/1/98    10,000,000  10,000,294
 5.94%, 10/26/98    4,000,000  4,003,209
First National Bank of Chicago 5.65%, 3/3/99    10,000,000  9,991,118
RaboBank Nederland Coop Central yankee
6.20%, 4/10/98    4,000,000  4,000,286
Societe Generale France yankee 5.91%, 10/15/98    8,000,000  8,004,485
Westdeutsche Landesbank yankee 5.83%, 8/3/98    7,000,000  6,999,510
Westpac Banking Corp. yankee 5.885%, 8/27/98    2,500,000  2,500,450
TOTAL CERTIFICATES OF DEPOSIT
(Cost $66,198,371)   66,223,659
BANK NOTES - 1.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
Key Bank N.A. 5.6488%, 8/20/99
(Cost $8,987,895)   $ 9,000,000 $ 8,991,360
MASTER NOTES - 1.5%
First Fidelity Bancorp. 8 1/2%, 4/1/98    570,000  570,000
First Bank National Association
 5.5975%, 5/15/98 (g)    4,000,000  3,998,720
Goldman Sachs Group LP (The)
5.7188%, 5/4/98 (i)    7,000,000  6,999,230
TOTAL MASTER NOTES
(Cost $11,595,234)   11,567,950
CASH EQUIVALENTS - 16.9%
 SHARES
Taxable Central Cash Fund (b)  55,967,473  55,967,473
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 6.08%, dated
3/31/98 due 4/1/98  $ 76,810,970  76,798,000
TOTAL CASH EQUIVALENTS
(Cost $132,765,473)   132,765,473
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $719,632,470)  $ 785,200,272
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $23,250,580 or 3.2% of net assets.
(f) Security, or a portion of the security, purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Goldman Sachs
 Group LP (The)
 5.7188%, 5/4/98 8/5/97 $ 7,000,000
(j) Debt Obligation initially issued in zero coupon form which converts to coupon form at a specified rate and time. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 37.8% AAA, AA, A 35.8%
Baa 6.9% BBB  9.1%
Ba 1.7% BB  0.6%
B 0.0% B  0.1%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 5.0%.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   88.7%
United Kingdom   3.4
Canada   2.0
France   1.8
Germany   1.3
Netherlands   1.0
Others (individually less than 1%)   1.8
TOTAL  100.0%
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $719,824,699. Net unrealized appreciation aggregated $65,375,573, of which $68,830,009 related to appreciated investment securities and $3,454,436 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  MARCH 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                 $ 785,200,272
AGREEMENTS OF $76,798,000) (COST $719,632,470) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                      945

RECEIVABLE FOR INVESTMENTS SOLD                                           3,386,983

RECEIVABLE FOR FUND SHARES SOLD                                           6,714,451

DIVIDENDS RECEIVABLE                                                      242,508

INTEREST RECEIVABLE                                                       7,192,890

OTHER RECEIVABLES                                                         3,367

 TOTAL ASSETS                                                             802,741,416

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 4,974,083
REGULAR DELIVERY

 DELAYED DELIVERY                                            66,492,965

PAYABLE FOR FUND SHARES REDEEMED                             5,972,435

ACCRUED MANAGEMENT FEE                                       264,587

OTHER PAYABLES AND ACCRUED EXPENSES                          196,312

 TOTAL LIABILITIES                                                        77,900,382

NET ASSETS                                                               $ 724,841,034

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 647,602,672

UNDISTRIBUTED NET INVESTMENT INCOME                                       2,868,425

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     8,802,799
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 65,567,138
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 57,800,787 SHARES OUTSTANDING                            $ 724,841,034

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $12.54
PER SHARE ($724,841,034 (DIVIDED BY) 57,800,787 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 983,861
DIVIDENDS

INTEREST                                                                         17,044,394

 TOTAL INCOME                                                                    18,028,255

EXPENSES

MANAGEMENT FEE                                                     $ 1,495,474

TRANSFER AGENT FEES                                                 680,783

ACCOUNTING FEES AND EXPENSES                                        113,457

NON-INTERESTED TRUSTEES' COMPENSATION                               1,331

CUSTODIAN FEES AND EXPENSES                                         17,457

REGISTRATION FEES                                                   56,426

AUDIT                                                               41,123

LEGAL                                                               2,095

MISCELLANEOUS                                                       3,004

 TOTAL EXPENSES BEFORE REDUCTIONS                                   2,411,150

 EXPENSE REDUCTIONS                                                 (38,164)     2,372,986

NET INVESTMENT INCOME                                                            15,655,269

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                              10,425,272

 FOREIGN CURRENCY TRANSACTIONS                                      (2,027)      10,423,245

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                              16,361,945

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                       20           16,361,965

NET GAIN (LOSS)                                                                  26,785,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 42,440,479
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         MARCH 31, 1998     SEPTEMBER 30,
                                                         (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 15,655,269       $ 28,700,407
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 10,423,245         17,712,684

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     16,361,965         33,510,799

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          42,440,479         79,923,890
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (15,850,337)       (29,690,585)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (15,719,414)       (12,650,000)

 TOTAL DISTRIBUTIONS                                      (31,569,751)       (42,340,585)

SHARE TRANSACTIONS                                        214,712,730        256,470,143
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            29,849,153         39,646,435

 COST OF SHARES REDEEMED                                  (177,994,070)      (252,401,457)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          66,567,813         43,715,121
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 77,438,541         81,298,426

NET ASSETS

 BEGINNING OF PERIOD                                      647,402,493        566,104,067

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 724,841,034      $ 647,402,493
INCOME OF $2,868,425 AND $3,063,493, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     17,407,019         21,571,779

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  2,446,532          3,364,019

 REDEEMED                                                 (14,414,817)       (21,232,901)

 NET INCREASE (DECREASE)                                  5,438,734          3,702,897


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED  YEARS ENDED SEPTEMBER 30,
     MARCH 31, 1998

     (UNAUDITED)       1997                       1996  1995  1994  1993


SELECTED PER-SHARE DATA                                                               .

NET ASSET VALUE,              $ 12.36     $ 11.63    $ 11.46    $ 10.69    $ 11.07    $ 10.00
BEGINNING OF PERIOD

INCOME FROM INVEST-
MENT OPERATIONS

 NET INVESTMENT INCOME         .28 D       .56 D      .61        .56        .45        .46

 NET REALIZED AND              .48         1.02       .20        .68        (.29)      1.04
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVEST-            .76         1.58       .81        1.24       .16        1.50
 MENT OPERATIONS



LESS DISTRIBUTIONS             (.29)       (.59)      (.64)      (.47)      (.47)      (.43)
FROM NET INVEST-
 MENT INCOME

 FROM NET REALIZED GAIN        (.29)       (.26)      -          -          (.04)      -

 IN EXCESS OF NET              -           -          -          -          (.03)      -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.58)       (.85)      (.64)      (.47)      (.54)      (.43)

NET ASSET VALUE, END          $ 12.54     $ 12.36    $ 11.63    $ 11.46    $ 10.69    $ 11.07
OF PERIOD

TOTAL RETURN B, C              6.34%       14.16%     7.28%      11.99%     1.46%      15.32%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 724,841   $ 647,402  $ 566,104  $ 566,079  $ 501,349  $ 199,237
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .71% A      .77%       .82%       .79%       .71% E     .65% E
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .70% A, F   .76% F     .80% F     .79%       .71%       .65%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        4.61% A     4.74%      5.03%      5.15%      4.92%      5.19%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        139% A      112%       148%       157%       83%        47%

AVERAGE COMMISSION            $ .0420     $ .0411    $ .0286
RATE G


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager: Income (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends, and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more
2. OPERATING POLICIES - CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $6,999,230 or 1.0% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $489,539,465 and $380,068,831 respectively, of which U.S. government and government agency obligations aggregated $364,082,385 and $297,408,158, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $8,306 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $7,683 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,960 and $28,521, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Brad Lewis, Vice President
Charles S. Morrison, Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank
New York, NY
FIDELITY'S ASSET ALLOCATION FUNDS
Asset Manager
SM
Asset Manager: Growth
SM
Asset Manager: Income
SM
Fidelity Freedom Funds-
Income, 2000, 2010, 2020, 2030
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 (for the deaf and hearing impaired)
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

(2_FIDELITY_LOGOS)FIDELITY

ASSET MANAGER (registered trademark)

SEMIANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

MARKET RECAP            6   AN OVERVIEW OF THE MARKET'S PERFORMANCE
                            AND THE FACTORS DRIVING IT.

FUND TALK               7   THE MANAGERS' REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      11  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             12  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    49  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   53  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   58  THE AUDITORS' OPINION.
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. Asset Manager funds are already diversified because they invest in stocks, bonds and short-term and money market instruments, both in the U.S. and overseas. If you have a shorter investment time horizon, you might want to consider moving some of your investment into Asset Manager: Income, which generally has a higher weighting in short-term investments compared with the other Asset Manager funds.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998         PAST 6  PAST 1  PAST 5   LIFE OF
                                     MONTHS  YEAR    YEARS    FUND

FIDELITY ASSET MANAGER               11.28%  31.54%  89.98%   242.53%

FIDELITY ASSET ALLOCATION COMPOSITE  10.64%  28.38%  86.93%   N/A

 S&P 500 (REGISTERED TRADEMARK)      17.22%  48.00%  174.71%  415.10%

 LB AGGREGATE BOND                   4.54%   11.99%  39.89%   N/A

 LB 3 MONTH T-BILL                   2.64%   5.58%   27.62%   N/A

FLEXIBLE PORTFOLIO FUNDS AVERAGE     8.89%   28.72%  92.77%   N/A

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on December 28, 1988. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices. The composite index combines the total returns of the Standard & Poor's 500 Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers 3 Month Treasury Bill Index weighted according to the fund's neutral mix. To measure how the fund's performance stacked up against its peers, you can compare it to the flexible portfolio funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 211 mutual funds. The benchmarks listed in the table above include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998         PAST 1  PAST 5  LIFE OF
                                     YEAR    YEARS   FUND

FIDELITY ASSET MANAGER               31.54%  13.69%  14.22%

FIDELITY ASSET ALLOCATION COMPOSITE  28.38%  13.33%  N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             Asset Manager               S&P 500
FID Composite               LB Aggregate Bond
             Asset Mgr.                       S&P 500
     FID Composite                       LB Aggr. Bond
  1988/12/31      10000.00                    10000.00
   10000.00                    10000.00
  1989/01/31      10378.86                    10732.00
   10291.60                    10143.88
  1989/02/28      10219.34                    10464.77
   10200.52                    10070.36
  1989/03/31      10309.07                    10708.60
   10320.38                    10113.90
  1989/04/30      10578.27                    11264.38
   10593.04                    10325.54
  1989/05/31      10887.34                    11720.59
   10846.43                    10596.87
  1989/06/30      11006.98                    11653.78
   10999.47                    10919.52
  1989/07/31      11326.02                    12706.12
   11415.14                    11151.64
  1989/08/31      11355.93                    12955.15
   11426.55                    10986.42
  1989/09/30      11355.93                    12902.04
   11453.98                    11042.65
  1989/10/31      11405.78                    12602.71
   11519.04                    11314.55
  1989/11/30      11485.54                    12859.81
   11656.23                    11422.39
  1989/12/31      11527.69                    13168.44
   11770.69                    11452.96
  1990/01/31      11158.89                    12284.84
   11486.90                    11316.86
  1990/02/28      11243.19                    12443.31
   11560.30                    11353.48
  1990/03/31      11359.10                    12773.06
   11674.05                    11361.84
  1990/04/30      11169.43                    12453.74
   11566.30                    11257.75
  1990/05/31      11759.51                    13667.97
   12058.22                    11591.07
  1990/06/30      11854.35                    13575.03
   12133.34                    11777.05
  1990/07/31      11843.81                    13531.59
   12207.35                    11939.97
  1990/08/31      11443.39                    12308.34
   11829.78                    11780.51
  1990/09/30      11211.58                    11708.92
   11724.02                    11877.97
  1990/10/31      11243.19                    11658.57
   11808.08                    12028.78
  1990/11/30      11780.58                    12411.72
   12162.21                    12287.71
  1990/12/31      12147.79                    12758.00
   12361.43                    12479.17
  1991/01/31      12795.97                    13314.25
   12597.16                    12633.43
  1991/02/28      13354.74                    14266.22
   12912.59                    12741.27
  1991/03/31      13578.25                    14611.46
   13052.82                    12828.93
  1991/04/30      13790.59                    14646.53
   13138.45                    12967.91
  1991/05/31      14137.03                    15279.26
   13347.09                    13043.74
  1991/06/30      13835.29                    14579.47
   13174.11                    13037.11
  1991/07/31      14204.08                    15258.87
   13438.91                    13217.90
  1991/08/31      14528.17                    15620.51
   13678.12                    13503.94
  1991/09/30      14550.52                    15359.65
   13743.09                    13777.57
  1991/10/31      14662.28                    15565.47
   13865.40                    13930.97
  1991/11/30      14405.24                    14938.18
   13769.87                    14058.71
  1991/12/31      15019.76                    16647.11
   14448.31                    14476.23
  1992/01/31      15236.74                    16337.47
   14290.39                    14279.29
  1992/02/29      15526.05                    16549.86
   14381.71                    14372.13
  1992/03/31      15526.05                    16227.13
   14277.73                    14291.11
  1992/04/30      15743.03                    16704.21
   14453.35                    14394.34
  1992/05/31      15899.73                    16786.06
   14595.28                    14665.96
  1992/06/30      15899.73                    16535.95
   14601.70                    14867.80
  1992/07/31      16225.20                    17212.27
   14998.28                    15171.13
  1992/08/31      16152.88                    16859.42
   14940.69                    15324.82
  1992/09/30      16273.42                    17058.36
   15105.93                    15506.47
  1992/10/31      16249.31                    17118.06
   15045.81                    15300.89
  1992/11/30      16610.94                    17701.79
   15246.52                    15304.35
  1992/12/31      16934.14                    17919.52
   15433.44                    15547.71
  1993/01/31      17225.45                    18070.05
   15626.36                    15845.85
  1993/02/28      17402.77                    18315.80
   15844.19                    16123.24
  1993/03/31      17975.71                    18702.26
   16006.75                    16190.42
  1993/04/30      18052.42                    18249.67
   15909.43                    16303.16
  1993/05/31      18435.97                    18738.76
   16080.30                    16323.92
  1993/06/30      18668.08                    18793.10
   16251.07                    16619.76
  1993/07/31      18951.91                    18717.93
   16271.88                    16713.76
  1993/08/31      19493.76                    19427.34
   16672.16                    17006.72
  1993/09/30      19481.53                    19277.75
   16655.16                    17053.43
  1993/10/31      20054.14                    19676.80
   16826.37                    17117.15
  1993/11/30      20015.09                    19489.87
   16696.81                    16971.54
  1993/12/31      20877.83                    19725.69
   16812.35                    17063.52
  1994/01/31      21555.68                    20396.37
   17142.55                    17293.91
  1994/02/28      20877.83                    19843.63
   16817.52                    16993.45
  1994/03/31      19867.84                    18978.44
   16382.96                    16574.49
  1994/04/30      19854.17                    19221.37
   16425.55                    16442.14
  1994/05/31      20018.25                    19536.60
   16536.26                    16439.84
  1994/06/30      19577.74                    19057.95
   16370.90                    16403.51
  1994/07/31      19962.97                    19683.05
   16716.65                    16729.33
  1994/08/31      20430.74                    20490.06
   17004.51                    16750.09
  1994/09/30      20182.51                    19988.05
   16755.23                    16503.56
  1994/10/31      20279.40                    20437.78
   16915.74                    16488.86
  1994/11/30      19974.87                    19693.44
   16669.99                    16452.24
  1994/12/31      19499.59                    19985.49
   16824.89                    16565.84
  1995/01/31      19344.50                    20503.72
   17139.38                    16893.69
  1995/02/28      19640.59                    21302.75
   17567.66                    17295.35
  1995/03/31      19953.26                    21931.39
   17836.51                    17401.46
  1995/04/30      20364.82                    22577.27
   18157.21                    17644.53
  1995/05/31      20847.33                    23479.68
   18758.73                    18327.33
  1995/06/30      21133.35                    24025.12
   19009.94                    18461.69
  1995/07/31      21718.80                    24821.79
   19252.21                    18420.46
  1995/08/31      21861.60                    24884.09
   19378.96                    18642.77
  1995/09/30      22219.16                    25934.20
   19797.94                    18824.14
  1995/10/31      22147.35                    25841.62
   19910.63                    19068.94
  1995/11/30      22563.87                    26976.06
   20401.22                    19354.69
  1995/12/31      23039.92                    27495.62
   20693.86                    19626.31
  1996/01/31      23534.15                    28431.57
   21046.40                    19756.64
  1996/02/29      23417.86                    28695.13
   20969.12                    19413.22
  1996/03/31      23419.07                    28971.47
   20994.53                    19278.28
  1996/04/30      23623.99                    29398.51
   21081.78                    19169.86
  1996/05/31      23872.82                    30156.69
   21303.90                    19130.94
  1996/06/30      24006.08                    30271.59
   21462.49                    19387.85
  1996/07/31      23548.68                    28934.19
   21122.27                    19440.90
  1996/08/31      23696.23                    29544.41
   21301.30                    19408.32
  1996/09/30      24523.08                    31207.17
   21938.89                    19746.55
  1996/10/31      25147.68                    32067.87
   22393.29                    20183.96
  1996/11/30      26337.40                    34491.88
   23244.14                    20529.68
  1996/12/31      25972.41                    33808.59
   22984.18                    20338.80
  1997/01/31      26760.88                    35920.96
   23740.59                    20401.08
  1997/02/28      26981.65                    36202.58
   23866.65                    20451.83
  1997/03/31      25961.97                    34715.01
   23280.84                    20225.20
  1997/04/30      26852.28                    36787.50
   24125.47                    20527.95
  1997/05/31      28171.84                    39027.12
   24962.14                    20722.01
  1997/06/30      28891.29                    40775.54
   25650.60                    20967.97
  1997/07/31      30541.76                    44020.05
   26959.17                    21533.40
  1997/08/31      29724.53                    41554.04
   26123.97                    21349.73
  1997/09/30      30689.57                    43829.96
   27005.00                    21664.60
  1997/10/31      30302.12                    42366.04
   26722.53                    21978.89
  1997/11/30      31077.03                    44327.16
   27401.42                    22080.10
  1997/12/31      31757.66                    45088.26
   27759.14                    22302.41
  1998/01/31      32017.26                    45586.93
   28066.99                    22588.74
  1998/02/28      33436.41                    48874.66
   29081.33                    22571.73
  1998/03/31      34150.13                    51377.53
   29878.30                    22649.29
IMATRL PRASUN   SHR__CHT 19980331 19980408 133545 R00000000000114
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Asset Manager on December 31, 1988, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $34,150 - a 241.50% increase on the initial investment. For comparison, look at how both the S&P 500, a widely recognized unmanaged index of common stocks, and the Lehman Brothers Aggregate Bond Index, a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage backed securities with maturities of at least one year, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment in the S&P 500 would have grown to $51,378 - a 413.78% increase. If $10,000 was invested in the Lehman Brothers Aggregate Bond Index, it would have grown to $22,648 - a 126.48% increase. You can also look at how the Fidelity Asset Allocation Composite Index, a hypothetical combination of unmanaged indices, did over the same period. The composite index combines the total returns of the S&P 500 (+413.78%), the Lehman Brothers Aggregate Bond Index (+126.48%) and the Lehman Brothers 3 Month T-Bill Index (+65.48%) according to the fund's neutral mix*, and assumes monthly rebalancing of the mix. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $29,959 - a 199.59% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. If you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
* CURRENTLY 50% STOCKS, 40% BONDS AND 10% SHORT-TERM/MONEY MARKET INSTRUMENTS EFFECTIVE JANUARY 1, 1997; 40%, 40% AND 20%, RESPECTIVELY, BETWEEN JUNE 1, 1992 AND DECEMBER 31, 1996; 30%, 40%, AND 30%,
RESPECTIVELY, PRIOR TO JUNE 1, 1992.
Despite being tested during the period, the U.S. stock and bond markets performed well during the six months that ended March 31, 1998. Economic trouble in Southeast Asia caused worldwide concern, but a domestic economic environment of low inflation, low interest rates and steady growth spelled positive returns for both stocks and bonds.
STOCKS: The U.S. stock market showed its resiliency during the period. Despite the economic uncertainty in Southeast Asia - and the resulting concern that U.S. corporate earnings would slow - the stock market performed well. The Standard & Poor's 500 Index - a measure of the U.S. stock market - returned 17.22% during this time. In late October, after several small Southeast Asian countries devalued their currencies, a full-fledged economic crisis enveloped the region. These troubles had ripple effects throughout the world, particularly in the U.S., where the Dow Jones Industrial Average plummeted 550-plus points in one trading session. Many U.S. corporations with business exposure to Southeast Asia announced earnings disappointments. Investors showed their concern by embarking on a "flight to quality," seeking shelter in stocks of companies with minimal international exposure. Despite this turbulence, however, the continued strength of the U.S. economy seemed to buoy the stock market as low interest rates, low inflation and moderate growth combined to make for a favorable economic backdrop. After digesting the events that took place in Southeast Asia, investors regained their attraction to stocks. Through the first three months of 1998, cash inflows into stock mutual funds were very strong and the Dow itself was approaching the 9000-point barrier.
BONDS: Similar to their equity counterparts, bonds benefited from the continued lack of inflationary pressure during the period. The Lehman Brothers Aggregate Bond Index - a broad gauge of the U.S. taxable investment-grade bond market - returned 4.54% during this period. Global volatility and historically low interest rates were the main stories in the last quarter of 1997. Financial problems in Asia came to a head in October, resulting in a "flight to quality." Wary stock investors sought investments offering lower volatility, helping the U.S. bond market - especially U.S. Treasuries - surge. The Lehman Brothers Corporate Bond Index returned 4.49% for the six months. Corporate bonds benefited from continued economic growth and demand for yield, although they faltered somewhat in January 1998. Investors feared a slowdown in demand from Asia would eat into corporate earnings. In spite of record new issuance in February 1998, corporates rebounded due in part to increased demand on the part of yield-hungry investors. Mortgage-backed bonds performed well during the period, even though lower interest rates resulted in more mortgage prepayment activity. The Lehman Brothers Mortgage-Backed Securities Index generated a six-month return of 4.04%. High-yield and emerging-market issues turned in strong performances throughout the first quarter of 1998.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Richard Habermann, Lead Portfolio Manager of Fidelity Asset Manager
Q. HOW DID THE FUND PERFORM, DICK?
A. I was pleased with the fund's performance. For the six months that ended March 31, 1998, the fund had a total return of 11.28%. That outperformed the 10.64% return of the Fidelity Asset Allocation Composite Index and the 8.89% return of the Lipper flexible funds average. For the 12 months that ended March 31, 1998, the fund returned 31.54%, compared to the 28.38% return of the composite index and the 28.72% return of the Lipper peer group.
Q. HOW DID THE FUND'S ASSET ALLOCATION AFFECT PERFORMANCE?
A. Asset allocation decisions - more than security selection within the asset classes - helped the fund outperform the composite index and the peer group during the period. The fund was consistently overweighted in equities - the best-performing asset class during the period. However, the fund did not have a significant overweighting in equities, which helped preserve value when the stock market plummeted at the end of October in response to financial problems in Asia. In contrast to equities, allocations toward fixed-income securities were underweighted during the period. In part, the fund's positioning within the fixed-income portion of the portfolio was predicated on the relatively small yield differences between short- and long-maturity securities that existed throughout much of the period. In this type of environment, I didn't feel the additional yield offered by longer-maturity securities was worth the potential risk, particularly during the latter part of the period. Accordingly, I kept the fund's allocation toward longer-maturity, fixed-income securities slightly underweighted, while keeping the money market allocation at near-neutral levels. In an effort to find additional yield in this environment, I chose to overweight high-yield securities within the fixed-income allocation, while keeping the fund's total bond exposure at below-neutral levels. In retrospect, the decision to overweight high-yield securities relative to investment-grade bonds was a key driver of the fund's returns, as high-yield returns generally outpaced the returns of comparable investment-grade issues during the six-month period.
Q. HOW DOES THE PRESENT ASSET ALLOCATION COMPARE TO THE FUND'S NEUTRAL
MIX?
A. The fund was consistently overweighted in equities, relative to its neutral mix, which calls for 50% to be invested in stocks, 40% in bonds and 10% in short-term/money market instruments. Throughout the period, equities represented anywhere from 56% to 59% of the fund's net assets, with the equity allocation ending the period at 56.9%. The fund remained slightly underweighted in bonds, with that allocation ending the period at 33.7%, and neutral in short-term instruments, which represented 9.4% at the end of March. High-yield securities accounted for about 24% of the bond allocation, or approximately 8% of the fund's net assets as of March 31.
Q. GOING FORWARD, THOMAS SPRAGUE WILL REPLACE GEORGE VANDERHEIDEN AS THE INVESTMENT PROFESSIONAL SELECTING THE EQUITY SECURITIES OF THE PORTFOLIO. HOW WILL THIS CHANGE AFFECT THE FUND?
A. The sub-portfolio management change will not affect the fund's goal of minimizing risk while attempting to maximize returns. Tom Sprague, a nine-year veteran of Fidelity, has developed an impressive track record as manager of several of Fidelity's Select portfolios and of Fidelity Large Cap Stock Fund since 1996. Similar to George Vanderheiden, Tom chooses stocks based on individual company prospects. Consequently, the fund's equity portfolio will continue to seek out and hold stocks that we feel will deliver the best returns for our shareholders. We are pleased that the equity investments will continue to be selected by a seasoned veteran like Tom.
Q. WHICH STOCKS HELPED THE FUND'S EQUITY ALLOCATION?
A. Financial stocks, such as top holdings Fannie Mae and Freddie Mac, performed extremely well during this period of low interest rates and robust capital markets. The fund's European holdings also generated healthy returns. Europe seems to be trending up as the countries there are entering a phase of restructuring and consolidation, concurrent with low interest rates and growing earnings. The health care sector, as a whole, performed well on the strength of large-cap pharmaceutical stocks that benefited from a "flight to quality" during the Asian crisis - meaning investors sought out large companies with household names that they perceived as safe. Pharmaceuticals also reaped the rewards of accelerated reviews by the Food and Drug Administration. Finally, retail stocks were strong and the fund was heavily overweighted, relative to the Standard & Poor's 500 Index, in that sector. In fact, Wal-Mart, which was the fund's fifth largest equity holding at the end of March, gained 39% during the period versus a 17% return for the S&P 500.
Q. WHICH STOCKS HURT PERFORMANCE?
A. Consumer nondurables took a hit during the period. Specific to that sector, tobacco stocks such as RJR Nabisco and top holding Philip Morris weakened during the period as litigation fears heightened. In addition, most technology stocks were punished on fears that worldwide product demand would slow drastically as a result of the Asian crisis. Notably, Compaq Computer's stock dropped substantially during the period as the company struggled with inventory problems.
Q. WHAT WAS YOUR STRATEGY FOR THE FUND'S BOND INVESTMENTS?
A. While bonds were underweighted relative to the fund's neutral allocation of 40%, I employed several value-added strategies during the period. As I mentioned earlier, the fund reaped the rewards of its overweighted position in high-yield bonds, as they handily outpaced the returns of their investment-grade counterparts. Fred Hoff - who oversees security selection for Asset Manager's high-yield allocation
- emphasized securities and sectors that performed extremely well during the period. Cable and media issues and commercial mortgage-backed securities (CMBS) - bonds that are backed by loans on commercial property, such as office buildings or retail malls - were the biggest contributors to the high-yield sector of the portfolio. Charlie Morrison - who handles security selection for Asset Manager's investment-grade, fixed-income allocation - focused on several strategies during the period. Within the investment-grade allocation, investments in corporate securities were trimmed slightly on profit-taking, with a portion of the proceeds deployed to mortgage-backed securities. This transition proved beneficial, as mortgage-backed securities performed particularly well toward the end of the period when interest rates stabilized.
Q. WHAT SECTORS DID YOU TARGET IN THE CORPORATE BOND MARKET?
A. As I mentioned, the high-yield allocation emphasized the cable and telecommunications industries. Growth in these sectors generally depends on the health of the U.S. economy - not on Asian markets. In addition, many of these companies were able to increase their cash flows and improve their credit ratings by taking advantage of deregulation and technological advancement in the industry. Within the fund's investment-grade corporate bond allocation, securities issued by banking and finance concerns continued to be emphasized. In part, this stance was predicated on the low interest-rate environment and its favorable impact on companies in the financial sector.
Q. HOW DID YOU POSITION THE SHORT-TERM/MONEY MARKET PORTION OF THE
PORTFOLIO?
A. I kept the fund's allocation toward short-term instruments - which were managed by John Todd of our money market group - in a fairly tight range during the period. As in prior periods, John continued to manage the fund's short-term allocation with the objective of adding value relative to a benchmark - the three-month Treasury bill - within the context of a controlled volatility framework. I increased the fund's bond allocation while reducing short-term instruments during the period in response to increasingly favorable inflation conditions and a slowing economy. At the end of the period, the fund maintained a near-neutral allocation in short-term/money market instruments, which performed admirably during the period because of beneficial security selection.
Q. WHAT'S YOUR OUTLOOK?
A. We're in the midst of the third-longest positive economic cycle in the post-war U.S. - following a long run in the 1960s when John F. Kennedy was president and in the 1980s when Ronald Reagan led the country. So, in its seventh year, the expansion continues to be remarkably strong. In addition, we're still witnessing decent earnings growth, moderate restructuring efforts and robust merger activity - all of which bodes well for improving the efficiency of the American economy. Even more amazing is that this growth is happening at a time when inflation is virtually non-existent. In this environment, I think both the stock and bond markets will benefit. However, I do believe that we've entered a new period of volatility in the markets, where one-time events can cause major shake-ups. I think the questions raised by the Asian financial crisis need to be monitored. Although the U.S. economy may not be drastically hurt by this turmoil, the cheapening of Asian goods could cause U.S. manufacturers to move production outside of the country, which would lead to higher unemployment and slower growth. Considering that we may be entering a period of higher volatility in the markets, it makes sense that I proceed with caution and not stray too far from our neutral mix in the near future.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
DICK HABERMANN ON HOW THE
FUND COMPARES TO BALANCED
FUNDS:
"WHEN EXAMINING FUNDS THAT INVEST
IN MULTIPLE ASSET CLASSES, INVESTORS
SHOULD BE SURE TO DISTINGUISH
BETWEEN ASSET ALLOCATION FUNDS AND
BALANCED FUNDS. ASSET ALLOCATION
FUNDS SHIFT THEIR PORTFOLIO MIXES
BETWEEN EQUITIES, FIXED-INCOME
SECURITIES AND SHORT-TERM
INSTRUMENTS, WHILE SEEKING TO ADD
VALUE BY TIMING THESE SHIFTS
APPROPRIATELY. IN CONTRAST, MANY
BALANCED-TYPE FUNDS TEND TO KEEP
THEIR ASSET MIXES FAIRLY STATIC, AND
USUALLY MAINTAIN ALLOCATIONS IN
ONLY TWO ASSET CLASSES, STOCKS AND
BONDS. FOR INSTANCE, A `TRADITIONAL'
BALANCED FUND TENDS TO SPLIT ITS
INVESTMENTS BY ALLOCATING ROUGHLY
60% TO EQUITIES AND 40% TO
FIXED-INCOME SECURITIES.
REGARDLESS OF CHANGES IN MARKET
CONDITIONS, THE ECONOMY,
VALUATIONS OR OTHER FACTORS, THE
ASSET MIX WITHIN BALANCED FUNDS
STAYS RELATIVELY CONSTANT. IN
CONTRAST, ASSET ALLOCATION FUNDS -
SUCH AS THE FIDELITY ASSET MANAGER
FUNDS - UTILIZE A BLENDED
APPROACH TO ASSET ALLOCATION SHIFTS,
COMBINING THE RESULTS FROM OUR
PROPRIETARY QUANTITATIVE MODEL
WITH COMPANY-BY-COMPANY
SECURITY SELECTION AND
ASSET-CLASS-LEVEL RESEARCH FROM OUR
GLOBAL NETWORK OF ANALYSTS AND
PORTFOLIO MANAGERS."
FUND FACTS
GOAL: HIGH TOTAL RETURN WITH
REDUCED RISK OVER THE LONG
TERM BY ALLOCATING ASSETS
AMONG STOCKS, BONDS AND
SHORT-TERM AND MONEY MARKET
INSTRUMENTS OF ALL TYPES
FUND NUMBER: 314
TRADING SYMBOL: FASMX
START DATE: DECEMBER 28, 1988
SIZE: AS OF MARCH 31, 1998,
MORE THAN $12.9 BILLION
MANAGER: RICHARD HABERMANN,
SINCE 1996; MANAGER, FIDELITY
ASSET MANAGER: INCOME AND
FIDELITY ASSET MANAGER: GROWTH,
SINCE 1996; FIDELITY TREND
FUND, 1977-1981; FIDELITY
MAGELLAN FUND, 1972-1977;
JOINED FIDELITY IN 1968
(CHECKMARK)
INVESTMENT CHANGES


TOP FIVE STOCKS AS OF MARCH 31, 1998
                               % OF FUND'S   % OF FUND'S INVESTMENTS
                               INVESTMENTS   IN THESE STOCKS
                                             6 MONTHS AGO

FANNIE MAE                     5.1           4.7

PHILIP MORRIS COMPANIES, INC.  3.1           3.8

FREDDIE MAC                    1.9           1.7

COLUMBIA/HCA HEALTHCARE CORP.  1.5           1.5

WAL-MART STORES, INC.          1.5           1.2

TOP FIVE BOND ISSUERS AS OF MARCH 31, 1998

(WITH MATURITIES GREATER THAN ONE YEAR)   % OF FUND'S   % OF FUND'S INVESTMENTS
                                          INVESTMENTS   IN THESE BOND ISSUERS
                                                        6 MONTHS AGO

FANNIE MAE                                6.2           4.1

U.S. TREASURY OBLIGATIONS                 2.7           3.4

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  0.7           0.9

FREDDIE MAC                               0.7           0.8

FORD MOTOR CREDIT CO.                     0.6           0.9


TOP FIVE COUNTRIES AS OF MARCH 31, 1998
(EXCLUDING CASH EQUIVALENTS)  % OF FUND'S   % OF FUND'S INVESTMENTS
                              INVESTMENTS   IN THESE COUNTRIES
                                            6 MONTHS AGO

UNITED STATES                 81.2          82.5

UNITED KINGDOM                2.4           2.3

NETHERLANDS                   1.4           1.6

FRANCE                        1.0           0.8

CANADA                        0.8           1.3

TOP COUNTRIES ARE BASED UPON LOCATION OF ISSUER OF EACH SECURITY, INCLUDING WHERE THE FUND IS EXPOSED TO POTENTIAL POLITICAL AND CREDIT RISKS.
ASSET ALLOCATION
AS OF MARCH 31, 1998 * AS OF SEPTEMBER 30, 1997 **
ROW: 1, COL: 1, VALUE: 9.0
ROW: 1, COL: 2, VALUE: 34.0
ROW: 1, COL: 3, VALUE: 57.0
STOCK CLASS  56%
BOND CLASS 31%
SHORT-TERM CLASS 13%
FOREIGN
INVESTMENTS 9%
STOCK CLASS 57%
BOND CLASS 34%
SHORT-TERM CLASS 9%
FOREIGN
INVESTMENTS 9%
ROW: 1, COL: 1, VALUE: 13.0
ROW: 1, COL: 2, VALUE: 31.0
ROW: 1, COL: 3, VALUE: 56.0
*
**
ASSET ALLOCATIONS IN THE PIE CHARTS REFLECT THE CATEGORIZATION OF ASSETS AS DEFINED IN THE FUND'S PROSPECTUS IN EFFECT AS OF THE TIME PERIODS INDICATED ABOVE. FINANCIAL STATEMENT CATEGORIZATIONS CONFORM TO ACCOUNTING STANDARDS AND WILL DIFFER FROM THE PIE CHART. INVESTMENTS MARCH 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 53.0%
 SHARES VALUE (NOTE 1)
  (000S)
AEROSPACE & DEFENSE - 0.3%
AEROSPACE & DEFENSE - 0.0%
Gulfstream Aerospace Corp. (a)  87,200 $ 3,782
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.:
 Class A  158,799  9,032
 Class B  450,600  26,304
  35,336
TOTAL AEROSPACE & DEFENSE   39,118
BASIC INDUSTRIES - 2.0%
CHEMICALS & PLASTICS - 1.2%
Air Products & Chemicals, Inc.   110,600  9,166
Dow Chemical Co.   34,600  3,365
du Pont (E.I.) de Nemours & Co.   1,196,500  81,362
Raychem Corp.   1,072,600  44,580
Union Carbide Corp.   519,200  26,025
  164,498
PACKAGING & CONTAINERS - 0.6%
Bemis Co., Inc.   57,700  2,604
Corning, Inc.   307,000  13,585
Owens-Illinois, Inc.  1,544,500  66,800
  82,989
PAPER & FOREST PRODUCTS - 0.2%
Boise Cascade Corp.   154,000  5,554
Champion International Corp.   326,000  17,706
Willamette Industries, Inc.   134,000  5,033
  28,293
TOTAL BASIC INDUSTRIES   275,780
CONSTRUCTION & REAL ESTATE - 0.8%
CONSTRUCTION - 0.5%
Centex Corp.   283,980  10,827
D.R. Horton, Inc.   407,209  8,653
Fleetwood Enterprises, Inc.   672,087  31,294
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
CONSTRUCTION & REAL ESTATE - CONTINUED
CONSTRUCTION - CONTINUED
Kaufman & Broad Home Corp.   616,000 $ 20,059
U.S. Home Corp. (a)  44,900  2,057
  72,890
ENGINEERING - 0.3%
Fluor Corp.   760,500  37,835
TOTAL CONSTRUCTION & REAL ESTATE   110,725
DURABLES - 2.7%
AUTOS, TIRES, & ACCESSORIES - 1.6%
Cummins Engine Co., Inc.   264,600  14,586
Discount Auto Parts, Inc. (a)  313,400  7,600
General Motors Corp.   2,248,492  151,633
Goodyear Tire & Rubber Co.   143,200  10,847
Magna International, Inc. Class A  328,100  25,617
Superior Industries International, Inc.   338,600  11,237
  221,520
CONSUMER DURABLES - 0.2%
Minnesota Mining & Manufacturing Co.   233,200  21,265
CONSUMER ELECTRONICS - 0.5%
Newell Co.   197,600  9,571
Philips Electronics NV  364,500  26,768
Philips Electronics NV (Bearer)  431,600  31,709
  68,048
HOME FURNISHINGS - 0.0%
HON Industries, Inc.   11,000  404
TEXTILES & APPAREL - 0.4%
Arena Brands Holdings Corp. Class B (a)  130,444  5,269
Burlington Industries, Inc. (a)  413,300  7,259
Jones Apparel Group, Inc. (a)  135,100  7,439
Liz Claiborne, Inc.   392,500  19,576
NIKE, Inc. Class B  198,100  8,766
Reebok International Ltd. (a)  11,000  336
Warnaco Group, Inc. Class A  74,300  2,916
  51,561
TOTAL DURABLES   362,798
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
ENERGY - 3.7%
ENERGY SERVICES - 0.2%
McDermott International, Inc.   610,400 $ 25,217
Schlumberger Ltd.   35,800  2,712
  27,929
OIL & GAS - 3.5%
Amerada Hess Corp.   352,500  20,555
Amoco Corp.   41,600  3,593
Apache Corp.   33,000  1,213
Atlantic Richfield Co.   176,700  13,893
British Petroleum PLC:
 ADR  839,078  72,213
 Ord.  1,574  23
Burlington Resources, Inc.   1,474,545  70,686
Chevron Corp.   101,900  8,184
Cooper Cameron Corp. (a)  15,800  954
Elf Aquitaine SA sponsored ADR  141,057  9,133
Enron Oil & Gas Co.   57,100  1,310
Kerr-McGee Corp.   130,400  9,071
Occidental Petroleum Corp.   2,049,800  60,085
Royal Dutch Petroleum Co. Ord.   389,600  22,075
Royal Dutch Petroleum Co.   1,664,500  94,564
Santa Fe Energy Resources, Inc.   350,600  3,857
Tosco Corp.   1,353,400  47,707
Total SA:
 Class B  87,903  10,566
 sponsored ADR  204,972  12,311
USX-Marathon Group   17,300  651
Valero Energy Corp.   120,500  4,022
  466,666
TOTAL ENERGY   494,595
FINANCE - 13.8%
BANKS - 1.0%
Credit Suisse Group (Reg.)  263,100  52,672
NationsBank Corp.   402,300  29,343
Providian Financial Corp.   654,500  37,593
Wells Fargo & Co.   56,300  18,649
  138,257
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
FINANCE - CONTINUED
CLOSED END INVESTMENT COMPANY - 0.0%
First NIS Regional Fund (a)  274,300 $ 5,075
CREDIT & OTHER FINANCE - 1.6%
CIT Group, Inc. Class A  167,100  5,452
Fleet Financial Group, Inc.   2,315,934  196,999
Green Tree Financial Corp.   295,500  8,403
Money Store, Inc. (The)  131,400  4,197
Transamerica Corp.   22,000  2,563
  217,614
FEDERAL SPONSORED CREDIT - 7.0%
Freddie Mac  5,340,200  253,326
Fannie Mae  10,947,900  692,455
  945,781
INSURANCE - 3.8%
AFLAC, Inc.   264,600  16,736
Allmerica Financial Corp.   307,800  19,661
Allstate Corp.   1,465,013  134,690
American International Group, Inc.   857,325  107,969
CIGNA Corp.   261,900  53,690
General Re Corp.   123,900  27,335
Loews Corp.   250,000  26,063
MBIA, Inc.   95,200  7,378
MGIC Investment Corp.   609,000  40,004
Nationwide Financial Services, Inc. Class A  21,600  937
PMI Group, Inc.   297,500  24,023
Provident Companies, Inc.   33,500  1,149
Reliastar Financial Corp.   156,991  7,231
Torchmark Corp.   696,600  31,913
Travelers Property Casualty Corp. Class A  201,900  8,884
UNUM Corp.   57,600  3,179
  510,842
SAVINGS & LOANS - 0.2%
Golden West Financial Corp.   213,400  20,446
SECURITIES INDUSTRY - 0.2%
Nomura Securities Co. Ltd.   1,280,000  14,588
United Asset Management Corp.   419,600  11,434
Waddell & Reed Financial, Inc. Class A (a)  12,800  333
  26,355
TOTAL FINANCE   1,864,370
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
HEALTH - 4.8%
DRUGS & PHARMACEUTICALS - 1.9%
American Home Products Corp.   725,200 $ 69,166
Amgen, Inc.   243,700  14,835
Astra AB Class A Free shares  2,167,466  44,652
Gilead Sciences, Inc. (a)  16,300  587
Merck & Co., Inc.   196,400  25,213
Novartis AG (Reg.)  20,800  36,835
Schering-Plough Corp.   817,000  66,739
Sepracor, Inc. (a)  51,700  2,204
  260,231
MEDICAL EQUIPMENT & SUPPLIES - 0.5%
Allegiance Corp.   31,560  1,249
Bard (C.R.), Inc.   171,400  6,299
Baxter International, Inc.   111,400  6,141
Biomet, Inc.   536,300  16,089
Boston Scientific Corp. (a)  141,100  9,524
Johnson & Johnson  78,500  5,755
St. Jude Medical, Inc. (a)  635,316  21,243
Sofamor/Danek Group, Inc. (a)  57,800  4,927
  71,227
MEDICAL FACILITIES MANAGEMENT - 2.4%
Columbia/HCA Healthcare Corp.   6,449,622  208,000
Humana, Inc. (a)  1,458,300  36,184
Tenet Healthcare Corp.   893,600  32,449
United HealthCare Corp.   586,600  37,982
  314,615
TOTAL HEALTH   646,073
HOLDING COMPANIES - 0.1%
U.S. Industries, Inc.  330,600  9,936
INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%
ELECTRICAL EQUIPMENT - 1.0%
Alcatel Alsthom Compagnie Generale d'Electricite SA
sponsored ADR  36,300  1,379
Alcatel Alsthom Compagnie Generale d'Electricite SA  322,100  60,519
Emerson Electric Co.   190,600  12,425
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED
ELECTRICAL EQUIPMENT - CONTINUED
General Electric Co.   612,200 $ 52,764
Grainger (W.W.), Inc.   51,700  5,315
Scientific-Atlanta, Inc.   308,600  6,037
  138,439
INDUSTRIAL MACHINERY & EQUIPMENT - 0.3%
Caterpillar, Inc.   414,700  22,834
Tyco International Ltd.  84,400  4,610
Ultratech Stepper, Inc. (a)  354,500  7,223
  34,667
POLLUTION CONTROL - 0.0%
Browning-Ferris Industries, Inc.   17,700  577
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   173,683
MEDIA & LEISURE - 1.9%
BROADCASTING - 0.6%
CBS Corp.   453,300  15,384
Comcast Corp.:
 Class A  54,600  1,894
 Class A special  106,900  3,775
Cox Communications, Inc. Class A (a)  106,700  4,481
Orion Network Systems, Inc. (a):
 warrants 1/15/07  2,550  41
 warrants 1/15/07  8,520  111
Tele-Communications, Inc. (a):
 (TCI Group), Series A  228,582  7,107
 (TCI Ventures Group), Series A  1,247,436  21,908
Time Warner, Inc.   323,682  23,305
  78,006
ENTERTAINMENT - 0.3%
Cedar Fair LP (depositary unit)  46,600  1,282
Disney (Walt) Co.   34,200  3,651
King World Productions, Inc.   167,500  4,899
Royal Caribbean Cruises Ltd.   111,400  7,805
Viacom, Inc. (a):
 Class A  145,400  7,724
 Class B (non-vtg.)  200,600  10,782
  36,143
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
LEISURE DURABLES & TOYS - 0.0%
Nintendo Co. Ltd. Ord.   46,000 $ 3,840
LODGING & GAMING - 0.4%
Bally Gaming International, Inc. warrants 7/29/98 (a) 149,100 93 Circus Circus Enterprises, Inc. (a) 677,000 14,217
Fitzgeralds South, Inc. warrants 3/15/99 (a)(e)  1,640  -
Mirage Resorts, Inc. (a)  801,500  19,486
Sun International Hotels Ltd. Ord. (a)  440,900  20,888
  54,684
PUBLISHING - 0.2%
Cognizant Corp.   201,900  11,584
U.S. WEST Media Group  610,900  21,229
  32,813
RESTAURANTS - 0.4%
McDonald's Corp.   542,300  32,538
Papa John's International, Inc. (a)  67,600  2,594
Wendy's International, Inc.   1,011,500  22,569
  57,701
TOTAL MEDIA & LEISURE   263,187
NONDURABLES - 3.5%
BEVERAGES - 0.0%
PepsiCo, Inc.   94,200  4,021
TOBACCO - 3.5%
Philip Morris Companies, Inc.   10,109,200  421,427
RJR Nabisco Holdings Corp.   1,263,295  39,557
UST, Inc.   190,600  6,147
  467,131
TOTAL NONDURABLES   471,152
PRECIOUS METALS - 0.0%
Newmont Mining Corp.   188,890  5,773
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
RETAIL & WHOLESALE - 5.6%
APPAREL STORES - 0.3%
Columbia Sportswear Co.   2,600 $ 55
Gap, Inc.   260,750  11,734
Lamonts Apparel, Inc. warrants 6/10/99 (a)  394,561  -
TJX Companies, Inc.   534,100  24,168
  35,957
GENERAL MERCHANDISE STORES - 2.0%
Federated Department Stores, Inc. (a)  749,200  38,818
Penney (J.C.) Co., Inc.   301,100  22,790
Proffitts, Inc. (a)  227,200  8,236
Wal-Mart Stores, Inc.   3,903,800  198,362
  268,206
GROCERY STORES - 0.2%
Safeway, Inc. (a)  746,000  27,555
RETAIL & WHOLESALE, MISCELLANEOUS - 3.1%
Circuit City Stores, Inc. - Circuit City Group 997,000 42,622 Corporate Express, Inc. (a) 342,900 3,418
Home Depot, Inc.   2,399,800  161,837
Lowe's Companies, Inc.   1,834,500  128,759
Officemax, Inc. (a)  987,875  17,658
Office Depot, Inc. (a)  305,550  9,510
Rex Stores Corp. (a)  115,300  1,701
Staples, Inc. (a)  648,550  15,038
Toys "R" Us, Inc. (a)  617,500  18,564
U.S. Office Products Co. (a)  662,000  12,578
Viking Office Products, Inc. (a)  405,300  9,423
  421,108
TOTAL RETAIL & WHOLESALE   752,826
SERVICES - 0.6%
ADVERTISING - 0.1%
Interpublic Group of Companies, Inc.   65,400  4,063
LEASING & RENTAL - 0.0%
Republic Industries, Inc. (a)  139,900  3,611
PRINTING - 0.0%
Donnelley (R.R.) & Sons Co.   30,400  1,248
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
SERVICES - CONTINUED
SERVICES - 0.5%
Cendant Corp. (a)  1,498,323 $ 59,371
Medpartners, Inc. (a)  16,500  169
Reuters Group PLC ADR  114,220  7,374
  66,914
TOTAL SERVICES   75,836
TECHNOLOGY - 5.8%
COMMUNICATIONS EQUIPMENT - 0.1%
Andrew Corp. (a)  51,300  1,016
Globalstar Telecommunications Ltd. warrants 2/15/04 (a)(e) 4,540 636 3Com Corp. (a) 221,200 7,949
  9,601
COMPUTER SERVICES & SOFTWARE - 1.9%
Automatic Data Processing, Inc.   394,500  26,851
Black Box Corp. (a)  77,900  2,873
Ceridian Corp. (a)  515,100  27,783
CompUSA, Inc. (a)  225,500  5,863
E Trade Group, Inc. (a)  171,800  4,284
Electronic Data Systems Corp.  1,008,900  46,283
Electronics for Imaging, Inc. (a)  570,900  14,843
First Data Corp.   623,500  20,264
Microsoft Corp. (a)  520,900  46,621
Oracle Corp. (a)  648,825  20,479
Policy Management Systems Corp. (a)  406,900  32,679
Shared Medical Systems Corp.   4,800  376
  249,199
COMPUTERS & OFFICE EQUIPMENT - 1.3%
Adaptec, Inc. (a)  228,900  4,492
Compaq Computer Corp.   1,619,400  41,902
Hewlett-Packard Co.   318,700  20,198
Ingram Micro, Inc. Class A (a)  61,400  2,279
International Business Machines Corp.   405,900  42,163
Quantum Corp. (a)  52,000  1,108
SCI Systems, Inc. (a)  1,085,600  38,675
Seagate Technology (a)  372,300  9,401
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TECHNOLOGY - CONTINUED
COMPUTERS & OFFICE EQUIPMENT - CONTINUED
Tech Data Corp. (a)  449,000 $ 17,287
Western Digital Corp. (a)  142,000  2,494
  179,999
ELECTRONIC INSTRUMENTS - 0.4%
Applied Materials, Inc. (a)  54,200  1,914
Cognex Corp. (a)  174,500  3,730
KLA-Tencor Corp. (a)  63,300  2,421
Lam Research Corp. (a)  454,500  12,783
Novellus Systems, Inc. (a)  268,900  11,630
Teradyne, Inc. (a)  33,900  1,358
Thermo Electron Corp. (a)  377,300  15,233
Varian Associates, Inc.   124,100  6,872
  55,941
ELECTRONICS - 2.1%
Altera Corp. (a)  90,600  3,420
AMP, Inc.   783,800  34,340
Intel Corp.   850,000  66,353
Methode Electronics, Inc. Class A  93,900  1,403
Micrel, Inc. (a)  36,900  1,400
Microchip Technology, Inc. (a)  16,500  347
Micron Technology, Inc. (a)  1,747,100  50,775
Molex, Inc.   326,096  8,743
Motorola, Inc.   175,700  10,652
Solectron Corp. (a)  2,245,700  94,881
Thomas & Betts Corp.   193,700  12,397
Uniphase Corp. (a)  15,200  639
  285,350
PHOTOGRAPHIC EQUIPMENT - 0.0%
Polaroid Corp.   34,900  1,536
TOTAL TECHNOLOGY   781,626
TRANSPORTATION - 0.3%
AIR TRANSPORTATION - 0.0%
Northwest Airlines Corp. Class A (a)  43,300  2,671
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
TRANSPORTATION - CONTINUED
RAILROADS - 0.3%
Bombardier, Inc. Class B  277,300 $ 6,846
CSX Corp.   444,200  26,430
  33,276
SHIPPING - 0.0%
Stolt-Nielsen SA Class B sponsored ADR  168,800  3,355
Stolt-Nielsen SA  88,600  1,772
  5,127
TRUCKING & FREIGHT - 0.0%
Yellow Corp. (a)  219,100  4,190
TOTAL TRANSPORTATION   45,264
UTILITIES - 5.8%
CELLULAR - 2.0%
AirTouch Communications, Inc. (a)  1,559,100  76,298
Century Telephone Enterprises, Inc.   45,500  2,781
McCaw International Ltd. warrants 4/15/07 (a)(e)  22,840  114
SK Telecom Ltd.   24  14
Vodafone Group PLC sponsored ADR  1,307,900  135,858
Vodafone Group PLC  4,956,523  51,822
  266,887
ELECTRIC UTILITY - 0.3%
American Electric Power Co., Inc.   374,800  18,834
Consolidated Edison, Inc.   29,300  1,370
Entergy Corp.  363,200  10,805
Houston Industries, Inc.   166,700  4,793
Niagara Mohawk Power Corp. (a)  186,600  2,426
PG&E Corp.   171,577  5,662
  43,890
GAS - 0.0%
Enron Corp.   76,800  3,562
TELEPHONE SERVICES - 3.5%
AT&T Corp.   300,700  19,733
Ameritech Corp.  673,200  33,281
Bell Atlantic Corp.   451,022  46,230
BellSouth Corp.   671,500  45,368
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Deutsche Telekom AG  187,900 $ 4,088
MCI Communications Corp.   2,634,800  130,423
SBC Communications, Inc.   843,080  36,779
Sprint Corp.   1,339,400  90,661
Telebras sponsored ADR  386,900  50,224
WorldCom, Inc. (a)  369,100  15,894
  472,681
TOTAL UTILITIES   787,020
TOTAL COMMON STOCKS
(Cost $4,158,013)   7,159,762
NONCONVERTIBLE PREFERRED STOCKS - 1.6%
CONSTRUCTION & REAL ESTATE - 0.2%
REAL ESTATE INVESTMENT TRUSTS - 0.2%
California Federal Preferred Capital Corp. 9 1/8%   621,326  16,698
Crown America Realty Trust, Series A, 11%  39,392  2,115
Walden Residential Properties, Inc. 9.20%  141,900  3,760
  22,573
FINANCE - 0.1%
INSURANCE - 0.1%
American Annuity Group Capital Trust II 8 3/4%  4,320  4,669
SIG Capital Trust I 9 1/2%  4,358  4,500
  9,169
INDUSTRIAL MACHINERY & EQUIPMENT - 0.0%
ELECTRICAL EQUIPMENT - 0.0%
Echostar Communications Corp. 12 1/8%, pay-in-kind (j) 5,553 6,192 MEDIA & LEISURE - 0.9%
BROADCASTING - 0.8%
Adelphia Communications Corp. $13  31,848  3,790
American Radio Systems Corp. 11 3/8%, pay-in-kind 80,941 9,227 NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
CSC Holdings, Inc. 11 1/8%, pay-in-kind  213,189 $ 24,357
CapStar Broadcasting Partners, Inc. 12%, pay-in-kind 8,483 997 Chancellor Media Corp.:
 12%, pay-in-kind   54,149  6,552
 Series A, $12.25  32,994  4,636
Granite Broadcasting Corp. 12 3/4%, pay-in-kind  6,229  7,070
SFX Broadcasting, Inc. 12 5/8%  73,388  8,660
Sinclair Capital 11 5/8%  82,440  9,110
Time Warner, Inc., Series M, 10 1/4%, pay-in-kind  28,456  31,800
  106,199
PUBLISHING - 0.1%
Primedia, Inc.:
 Series D, $10  91,921  9,767
 $9.20  45,675  4,670
  14,437
TOTAL MEDIA & LEISURE   120,636
NONDURABLES - 0.0%
HOUSEHOLD PRODUCTS - 0.0%
Revlon Group, Inc., Series B, 14 7/8%  18,400  1,858
RETAIL & WHOLESALE - 0.0%
GROCERY STORES - 0.0%
Supermarkets General Holdings Corp. $3.52, pay-in-kind (a)  70,123
1,436
TECHNOLOGY - 0.0%
COMMUNICATIONS EQUIPMENT - 0.0%
Intermedia Communications, Inc. 13 1/2%, pay-in-kind  4,433  5,430
UTILITIES - 0.4%
CELLULAR - 0.2%
Dobson Communications Corp. 12 1/4%,
pay-in-kind (e)   4,615  5,065
Nextel Communications, Inc. 11 1/8%, pay-in-kind (e)  15,551  16,523
  21,588
NONCONVERTIBLE PREFERRED STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
  (000S)
UTILITIES - CONTINUED
TELEPHONE SERVICES - 0.2%
Hyperion Telecommunications, Inc. 12 7/8%,
pay-in-kind (Reg.)  5,680 $ 6,504
IXC Communications, Inc. 12 1/2%, pay-in-kind  4,407  5,377
NEXTLINK Communications, Inc. 14%, pay-in-kind 204,680 12,895 Winstar Communications, Inc. 14 1/2% (a)(e) 6,172 7,561
  32,337
TOTAL UTILITIES   53,925
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $202,333)   221,219
CORPORATE BONDS - 19.0%
 MOODY'S RATINGS PRINCIPAL
 (UNAUDITED)(C) AMOUNT (000S)
CONVERTIBLE BONDS - 0.0%
HEALTH - 0.0%
DRUGS & PHARMACEUTICALS - 0.0%
Integrated Process Equipment Corp.
6 1/4%, 9/15/04 (e)  B- $ 3,770  3,360
RETAIL & WHOLESALE - 0.0%
RETAIL & WHOLESALE, MISCELLANEOUS - 0.0%
Sports Authority, Inc. 5 1/4%, 9/15/01  B1  4,270  3,800
TOTAL CONVERTIBLE BONDS   7,160
NONCONVERTIBLE BONDS - 19.0%
AEROSPACE & DEFENSE - 0.4%
AEROSPACE & DEFENSE - 0.0%
BE Aerospace, Inc. 8%, 3/1/08 (e)  B1  5,140  5,146
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
AEROSPACE & DEFENSE - CONTINUED
DEFENSE ELECTRONICS - 0.3%
Raytheon Co.:
 5.95%, 3/15/01  Baa $ 12,560 $ 12,516
 6.45%, 8/15/04  Baa  16,920  17,062
Tracor, Inc. 8 1/2%, 3/1/07  B1  3,380  3,473
  33,051
SHIP BUILDING & REPAIR - 0.1%
Newport News Shipbuilding, Inc.
9 1/4%, 12/1/06  B1  9,330  9,866
TOTAL AEROSPACE & DEFENSE   48,063
BASIC INDUSTRIES - 0.2%
CHEMICALS & PLASTICS - 0.1%
Acetex Corp. yankee 9 3/4%, 10/1/03  B1  2,220  2,298
General Chemical Corp. 9 1/4%, 8/15/03  B2  3,850  3,985
Huntsman Corp. 9 1/2%, 7/1/07 (e)  B2  5,980  6,092
  12,375
PACKAGING & CONTAINERS - 0.1%
BWAY Corp., Series B, 10 1/4%, 4/15/07  B2  3,200  3,508
U.S. Can Corp. 10 1/8%, 10/15/06  B2  1,650  1,733
  5,241
PAPER & FOREST PRODUCTS - 0.0%
Omega Cabinets Ltd. 10 1/2%,
6/15/07  B3  3,620  3,792
TOTAL BASIC INDUSTRIES   21,408
CONSTRUCTION & REAL ESTATE - 0.3%
BUILDING MATERIALS - 0.0%
Nortek, Inc. 9 1/8%, 9/1/07  B1  5,490  5,682
CONSTRUCTION - 0.0%
U.S. Home Corp. 8.88%, 8/15/07  B1  4,610  4,737
REAL ESTATE - 0.1%
LNR Property Corp. 9 3/8%, 3/15/08 (e)  B1  7,380  7,408
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
CONSTRUCTION & REAL ESTATE - CONTINUED
REAL ESTATE INVESTMENT TRUSTS - 0.2%
EOP Operating LP (e):
 6 3/8%, 2/15/03   Baa $ 10,000 $ 9,900
 6 3/4%, 2/15/08  Baa  3,500  3,471
Weeks Realty LP 6 7/8%, 3/15/05  Baa  8,200  8,134
  21,505
TOTAL CONSTRUCTION & REAL ESTATE   39,332
DURABLES - 0.6%
AUTOS, TIRES, & ACCESSORIES - 0.1%
Blue Bird Body Co. 10 3/4%, 11/15/06  B2  3,100  3,433
Morris Material Handling, Inc. 9 1/2%,
4/1/08 (e)  B2  380  381
Navistar International Corp.
8%, 2/1/08 (e)  Ba3  4,950  4,931
Oshkosh Truck Corp. 8 3/4%, 3/1/08 (e)  B3  5,610  5,666
  14,411
TEXTILES & APPAREL - 0.5%
Fruit of The Loom, Inc. 7 3/8%, 11/15/23  Ba1  4,520  3,871
GFSI, Inc. 9 5/8%, 3/1/07  B3  4,520  4,746
Levi Strauss & Co. 7%, 11/1/06 (e)  Baa  31,050  31,409
Nine West Group, Inc. (e):
 8 3/8%, 8/15/05   Ba2  2,670  2,550
 9%, 8/15/07   Ba3  8,690  8,212
Polymer Group, Inc. 8 3/4%, 3/1/08 (e)  B2  3,910  3,978
Unifi, Inc. 6 1/2%, 2/1/08 (e)  A3  8,120  7,963
Worldtex, Inc. 9 5/8%, 12/15/07 (e)  B1  7,620  7,734
  70,463
TOTAL DURABLES   84,874
ENERGY - 0.3%
OIL & GAS - 0.3%
Occidental Petroleum Corp.:
 6.39%, 11/9/00  Baa  3,000  3,018
 8 1/2%, 11/9/01  Baa  4,370  4,692
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Ocean Energy, Inc. 8 7/8%, 7/15/07  B3 $ 5,700 $ 6,071
Petroleum Geo Services ASA 7 1/8%, 3/30/28  Baa  10,700  10,720
Union Oil Co. 7.67%, 4/19/02  Baa  9,660  10,201
  34,702
FINANCE - 6.5%
ASSET-BACKED SECURITIES - 1.9%
Airplanes Pass Through Trust Class D
10 7/8%, 3/15/19  Ba2  14,820  16,524
CPS Auto Grantor Trust:
 6.55%, 12/15/02   Aaa  7,792  7,851
 6%, 8/15/03  Aaa  16,430  16,381
Capital Equipment Receivables Trust
6.48%, 10/15/06  Baa  8,150  8,103
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12  Aaa  13,310  13,318
Dayton Hudson Credit Card Master Trust
6 1/4%, 8/25/05  Aaa  13,300  13,357
Ford Credit Auto Owner Trust:
 6.40%, 5/15/02  A1  9,550  9,609
 6.20%, 12/15/02   Baa  7,380  7,325
Green Tree Financial Corp.:
 6 1/2%, 6/15/27  Aaa  6,200  6,216
 6.80%, 6/15/27   Aaa  6,500  6,561
 6.45%, 9/15/28   Aaa  10,250  10,311
 6.68%, 1/15/29  AAA  18,680  18,884
Key Plastics, Inc. 10 1/4%, 3/15/07   A2  10,310  10,328
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07  Aaa  26,970  27,598
Olympic Automobile Receivables Trust:
6.40%, 9/15/01  Aaa  13,560  13,558 6.70%, 3/15/02  Aaa  6,680  6,760
Petroleum Enhanced Trust Receivables
Offering Petroleum Trust 6.1875%, 2/5/03 (e)  Baa  10,280  10,280
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Premier Auto Trust:
 8.05%, 4/4/00  Aaa $ 16,030 $ 16,136
 6%, 5/6/00   Aaa  8,021  8,028
 6.34%, 1/6/03  Aaa  20,000  20,175
WFS Financial Owner Trust 6.55%, 10/20/04   Aaa  11,150  11,224
  258,527
BANKS - 0.8%
Banc One Corp. 6 1/4%, 9/1/00  Aa3  13,240  13,290
BanPonce Financial Corp. 7.72%, 4/13/00  A3  7,000  7,190
BanPonce Corp. 6.665%, 3/5/01  A3  13,900  14,029
Capital One Bank:
 6.74%, 5/31/99  Baa  12,500  12,590
 6.42%, 11/12/99  Baa  14,000  14,050
 6 3/8%, 2/15/03  Baa  9,860  9,708
Den Danske Bank AS 7.40%,
6/15/10 (e)(f)  A1  13,080  13,550
NB Capital Trust IV 8 1/4%, 4/15/27  AA3  6,625  7,208
Summit Bancorp. 8 5/8%, 12/10/02  BBB  5,500  5,995
Union Planters National Bank 6.81%, 8/20/01  A3  10,000  10,157
  107,767
CREDIT & OTHER FINANCE - 3.0%
AT&T Capital Corp.:
 6.41%, 8/13/99  Baa  24,000  24,085
 6.16%, 12/3/99  Baa  9,000  8,995
Advanced Accessory Systems LLC/AAC
Capital Corp. 9 3/4%, 10/1/07 (e)  B3  3,050  3,126
Ahmanson Capital Trust I
8.36%, 12/1/26 (e)  Baa  13,000  13,957
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  1,280  1,365
BankAmerica Capital II, Series 2,
8%, 12/15/26  Aa3  8,200  8,738
Bankers Trust Co. 5.66%, 7/21/98 (f)  -  25,500  25,490
BanPonce Trust I 8.327%, 2/1/27 (e)  Baa  20,520  21,894
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  23,400  23,540
Countrywide Funding Corp. 6.45%, 2/27/03  A3  10,900  10,918
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Finova Capital Corp. 6.12%, 5/28/02  Baa $ 7,000 $ 6,993
First Security Capital I 8.41%, 12/15/26  A3  5,290  5,760
Ford Motor Credit Co.:
 5.73%, 2/23/00  A1  11,500  11,445
 5.83%, 2/28/00  A1  22,550  22,481
 6.20%, 3/12/01  A1  10,000  10,023
 6.57%, 3/19/01  A1  11,300  11,438
 7%, 9/25/01  A1  19,000  19,512
General Electric Capital Corp.
6.94%, 4/13/09 (i)  Aaa  22,500  22,699
General Motors Acceptance Corp.
6 3/4%, 7/10/02  A3  22,160  22,616
Greenpoint Capital Trust I 9.10%, 6/1/27  Ba1  3,400  3,706
Heller Financial, Inc.:
 7 7/8%, 11/1/99  A3  15,530  15,913
 6 1/4%, 3/1/01  A3  13,690  13,679
Household Finance Corp. 5.646%, 6/4/98 (f)  -  27,000  27,000
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  11,420  11,827
Mellon Capital I, Series A, 7.72%, 12/1/26  A2  5,470  5,695
Money Store, Inc. 7.30%, 12/1/02  Ba2  8,750  9,067
Nordstrom Credit, Inc. 7 1/4%, 4/30/02  A2  10,500  10,941
U.S. Bancorp 8.09%, 11/15/26  A1  8,200  8,738
UNICCO Service Co./UNICCO Finance Corp.
9 7/8%, 10/15/07  B3  5,270  5,389
U S WEST Capital Funding, Inc.
6.95%, 1/15/37  Baa  10,590  11,040
  398,070
SAVINGS & LOANS - 0.4%
Chevy Chase Savings Bank FSB
9 1/4%, 12/1/08  B1  4,910  5,131
First Nationwide Parent Holdings Ltd.
12 1/2%, 4/15/03  B3  8,210  9,359
Great West Financial Trust II 8.206%, 2/1/27  A3  12,350  13,072
Great Western Financial Corp. 8.60%, 2/1/02 A3 7,000 7,518 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
FINANCE - CONTINUED
SAVINGS & LOANS - CONTINUED
Home Savings of America FSB
6 1/2%, 8/15/04  A3 $ 8,080 $ 8,082
Long Island Savings Bank:
 6.20%, 4/2/01  Baa  6,250  6,245 7%, 6/13/02  Baa  9,680  9,863
  59,270
SECURITIES INDUSTRY - 0.4%
Merrill Lynch & Co., Inc. 5.638%,
 7/28/98 (f)  -  25,000  25,000
Morgan Stanley, Dean Witter, Discover & Co.
5.70%, 1/15/99 (f)  A+  25,400  25,400
  50,400
TOTAL FINANCE   874,034
HEALTH - 0.4%
DRUGS & PHARMACEUTICALS - 0.0%
Chattem, Inc. 8 7/8%, 4/1/08 (e)  B2  470  476
MEDICAL EQUIPMENT & SUPPLIES - 0.1%
Graham-Field Health Products, Inc.
9 3/4%, 8/15/07  B3  6,420  6,548
McKesson Corp. 6.60%, 3/1/00  A3  13,610  13,752
  20,300
MEDICAL FACILITIES MANAGEMENT - 0.3%
Integrated Health Services, Inc.:
9 1/2%, 9/15/07  B2  7,230  7,664
 Series A, 9 1/4%, 1/15/08  B2  12,620  13,251
Magellan Health Services, Inc.
9%, 2/15/08 (e)  B3  4,520  4,565
Tenet Healthcare Corp. 8 5/8%, 1/15/07  Ba3  10,890  11,271
Vencor, Inc. 8 5/8%, 7/15/07  B1  2,600  2,922
  39,673
TOTAL HEALTH   60,449
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
HOLDING COMPANIES - 0.2%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa $ 21,900 $ 23,065
INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%
ELECTRICAL EQUIPMENT - 0.1%
Echostar Communications Corp. secured
discount 0%, 6/1/04 (d)  B2  5,950  5,712
Motors & Gears, Inc., Series D,
10 3/4%, 11/15/06  B3  1,170  1,252
Westinghouse Electric Corp. 8 5/8%, 8/1/12  Ba1  5,440  5,821
  12,785
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
Bucyrus International, Inc. 9 3/4%, 9/15/07  B1  9,950  10,025
Exide Corp. 10%, 4/15/05  B1  1,640  1,734
Goss Graphic System, Inc. 12%, 10/15/06  B2  5,660  6,424
Roller Bearing Holdings, Inc.
0%, 6/15/09 (d)(e)  -  9,790  6,364
  24,547
POLLUTION CONTROL - 0.2%
Envirosource, Inc. 9 3/8%, 6/15/03 (e)  B3  2,400  2,436
WMX Technologies, Inc.:
 8 1/4%, 11/15/99  Baa  3,675  3,788
 6 1/4%, 10/15/00  Baa  5,750  5,741
 7.10%, 8/1/26  Baa  13,025  13,471
  25,436
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   62,768
MEDIA & LEISURE - 4.4%
BROADCASTING - 3.1%
ACME Television LLC/ACME Financial Corp.
0%, 9/30/04 (d)  B3  4,730  3,879
Adelphia Communications Corp.:
9 1/2%, 2/15/04  B3  17,344  17,841 9 7/8%, 3/1/07  B3  3,670  3,982 8
3/8%, 2/1/08  B3  5,320  5,327
Albritton Communications Co.
8 7/8%, 2/1/08 (e)  B3  4,000  4,040
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Ascent Entertainment Group, Inc.
0%, 12/15/04 (d)  B3 $ 5,240 $ 3,118
CSC Holdings, Inc.:
 9 1/4%, 11/1/05  B1  4,110  4,377
 9 7/8%, 5/15/06  B1  3,585  3,952
 10 1/2%, 5/15/16  B1  5,120  5,990
CapStar Broadcasting Partners, Inc.:
9 1/4%, 7/1/07  B2  9,970  10,419 0%, 2/1/09 (d)  B3  3,690  2,758
Century Communications Corp.:
8 3/4%, 10/1/07  Ba3  7,840  8,154 0%, 1/15/08 (e)  Ba3  13,400  5,829
Chancellor Radio Broadcasting Company
8 1/8%, 12/15/07 (e)  Ba3  12,210  12,393
Citadel Broadcasting Co., Series B,
10 1/4%, 7/1/07  B3  2,120  2,348
Comcast UK Cable Partners Ltd. 0%, 11/15/07 (d) B2 6,670 5,503 Continental Cablevision, Inc.:
 8 5/8%, 8/15/03  Baa  8,070  8,821
 8.30%, 5/15/06  Baa  805  884
 9%, 9/1/08  Baa  7,280  8,454
Echostar Satellite Broadcasting Corp.
0%, 3/15/04 (d)  B3  3,180  2,902
Falcon Holdings 0%, 4/15/10 (d)(e)  -  8,660  5,484
Falcon Holding L.P./Falcon Funding
8 3/8%, 4/15/10 (e)  B2  12,380  12,347
Fox Kids Worldwide, Inc. 0%, 11/1/07 (d)(e)  B1  7,260  4,628
Fox/Liberty Networks LLC/FLN Finance, Inc.
0%, 8/15/07 (d)  B1  4,795  3,297
FrontierVision Operating Partners LP/
Frontiervision Capital Corp. 11%, 10/15/06 B3 11,060 12,263 FrontierVision Holdings LP/FrontierVision
Holdings Capital Corp. 0%, 9/15/07 (d)  Caa  8,330  6,456
Granite Broadcasting Corp.:
 10 3/8%, 5/15/05  B3  4,160  4,420
 9 3/8%, 12/1/05  B3  6,580  6,794
Hearst-Argyle Television, Inc. 7 1/2%, 11/15/27  Baa  14,760  15,259
Intermedia Capital Partners IV LP/Intermedia
Partners IV Capital Corp. 11 1/4%, 8/1/06  B2  4,150  4,669
International Cabletel, Inc. 0%, 2/1/06 (d) B3 5,560 4,490 CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
BROADCASTING - CONTINUED
Lenfest Communications, Inc.:
 8 3/8%, 11/1/05  Ba3 $ 5,730 $ 5,945 8 1/4%, 2/15/08 (e)  B2  3,580
3,620
LIN Holdings Corp. 0%, 3/1/08 (d)(e)  B3  930  584
NTL, Inc.:
 10%, 2/15/07  B3  7,530  8,114
 0%, 4/1/08 (d)(e)  B3  24,450  16,015
Olympus Communications LP/Olympus
Capital Corp 10 5/8%, 11/15/06  B1  3,530  3,918
Orion Network Systems, Inc.:
 11 1/4%, 1/15/07  B2  2,550  2,939 0%, 1/15/07 (d)  B2  5,980  4,694
Pegasus Communications Corp., Series B,
9 5/8%, 10/15/05  B3  2,560  2,682
Rogers Cablesystems Ltd. yankee 11%, 12/1/15  B2  5,370  6,202
SFX Broadcasting, Inc. 10 3/4%, 5/15/06  B3  2,550  2,824
Satelites Mexicanos SA de cv
10 1/2%, 11/1/04 (e)(f)  B3  7,270  7,488
Sinclair Broadcast Group, Inc.
8 3/4%, 12/15/07  B2  7,050  7,279
TCI Communications Financing III
9.65%, 3/31/27  Ba3  15,980  18,417
TCI Communication, Inc.:
 7 3/8%, 2/15/00  Ba1  3,550  3,616
 8.65%, 9/15/04  Ba1  8,100  8,885
 6.82%, 9/15/10 (f)  Ba1  19,280  19,337
Tele-Communications, Inc. 9 1/4%, 4/15/02  Ba1  8,500  9,303
Telemundo Group, Inc. 7%, 2/15/06 (i)  B1  7,130  7,593
Telewest PLC 0%, 10/1/07 (d)  B1  15,350  12,395
Time Warner, Inc.:
 7.95%, 2/1/00  Ba1  12,800  13,166
 7 3/4%, 6/15/05  Ba1  10,350  10,936
 8.18%, 8/15/07  Ba1  14,375  15,750
 6.95%, 1/15/28 (e)  Ba1  11,500  11,146
UIH Australia/Pacific, Inc., Series B,
0%, 5/15/06 (d)  B2  12,890  8,862
United International Holdings, Inc.
0%, 2/15/08 (d)(e)  B3  18,870  11,794
  424,582
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
ENTERTAINMENT - 0.7%
AMC Entertainment, Inc. 9 1/2%, 3/15/09  B2 $ 13,670 $ 14,354
American Skiing Co. 12%, 7/15/06  B3  8,130  9,106
Bally Total Fitness Holding Corp., Series B,
9 7/8%, 10/15/07  B3  9,410  9,998
Cinemark USA, Inc. 8 1/2%, 8/1/08 (Reg. S)  B2  10,000  10,013
Livent, Inc. 9 3/8%, 10/15/04  B1  6,860  6,894
Paramount Communications, Inc.:
5 7/8%, 7/15/00  Ba2  7,170  7,039 7 1/2%, 1/15/02  Ba2  3,345  3,427
Premier Parks, Inc.:
 9 1/4%, 4/1/06  B3  400  409
 0%, 4/1/08 (d)  B3  650  414
Viacom, Inc.:
 6 3/4%, 1/15/03  Ba2  7,410  7,402
 7 3/4%, 6/1/05  Ba2  18,050  18,930
 8%, 7/7/06  B1  8,730  8,926
  96,912
LODGING & GAMING - 0.3%
Aladdin Gaming Holdings/Aladdin Capital
Units 0%, 3/1/10 (d)(e)  Caa  7,370  3,796
Courtyard by Marriott II LP/Courtyard II
Finance Co., Series B, 10 3/4%, 2/1/08  B-  3,800  4,185
HMC Acquisition Properties, Inc. 9%, 12/15/07  Ba3  6,000  6,285
HMH Properties, Inc.:
 9 1/2%, 5/15/05  Ba3  10,600  11,249
 8 7/8%, 7/15/07  Ba3  5,180  5,491
Sun International Hotels Ltd./Sun International
North America, Inc. yankee 9%, 3/15/07  Ba3  5,120  5,338
  36,344
PUBLISHING - 0.2%
Garden State Newspapers, Inc.:
 Series B, 8 3/4%, 10/1/09  B1  7,917  8,105 8 3/4%, 10/1/09 (h)  B1
8,160  8,425
News America Holdings, Inc. 8 1/2%, 2/15/05  Baa  5,770  6,355
News America, Inc. 6 5/8%, 1/9/08 (e)  Baa  1,510  1,484
  24,369
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
MEDIA & LEISURE - CONTINUED
RESTAURANTS - 0.1%
Foodmaker, Inc. 9 3/4%, 6/1/02  B2 $ 5,990 $ 6,132
Host Marriott Travel Plazas, Inc.
9 1/2%, 5/15/05  Ba3  9,550  10,147
  16,279
TOTAL MEDIA & LEISURE   598,486
NONDURABLES - 0.5%
FOODS - 0.1%
Chiquita Brands International, Inc.
9 5/8%, 1/15/04  B1  4,370  4,643
ConAgra, Inc. 7 1/8%, 10/1/26  Baa  13,500  14,211
  18,854
HOUSEHOLD PRODUCTS - 0.1%
Revlon Consumer Products Corp.
8 5/8%, 2/1/08 (e)  B3  13,880  14,071
TOBACCO - 0.3%
Philip Morris Companies, Inc.:
7 1/4%, 9/15/01  A2  13,780  14,168
 7%, 7/15/05  A2  13,480  13,734
 6.95%, 6/1/06  A2  12,680  13,033
  40,935
TOTAL NONDURABLES   73,860
RETAIL & WHOLESALE - 1.3%
APPAREL STORES - 0.1%
AnnTaylor, Inc. 8 3/4%, 6/15/00  B3  7,460  7,460
Lamonts Apparel, Inc. 10 1/4%, 11/1/99
pay-in-kind (e)(k)  -  13,118  459
Specialty Retailers, Inc. 8 1/2%, 7/15/05  Ba3  2,280  2,337
  10,256
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
RETAIL & WHOLESALE - CONTINUED
GENERAL MERCHANDISE STORES - 0.7%
Dayton Hudson Corp.:
 6.80%, 10/1/01  Baa $ 9,500 $ 9,669
 7 1/2%, 7/15/06  Baa  9,000  9,619
Federated Department Stores, Inc.:
10%, 2/15/01  Baa  19,900  21,778 8 1/8%, 10/15/02  Baa  6,340  6,744
6.79%, 7/15/27  Baa  8,750  8,881 7%, 2/15/28  Baa  10,800  10,676
Kmart Corp.:
 12 1/2%, 3/1/05  Ba2  7,160  8,878
 7 3/4%, 10/1/12  Ba2  670  677
 8 1/4%, 1/1/22  Ba2  5,420  5,501
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  12,720  12,945
  95,368
GROCERY STORES - 0.4%
Ameriserve Food Distribution, Inc.
8 7/8%, 10/15/06  B1  6,510  6,705
Fleming Companies, Inc., Series B,
10 5/8%, 7/31/07  B3  5,110  5,442
Kroger Co. 8.15%, 7/15/06  Baa  7,000  7,723
Mrs. Fields Original Cookies, Inc.
10 1/8%, 12/1/04 (e)  B2  3,890  3,900
Pathmark Stores, Inc.:
 12 5/8%, 6/15/02  Caa  6,660  6,627
 9 5/8%, 5/1/03  Caa  15,290  15,252
Pueblo Xtra International, Inc. 9 1/2%, 8/1/03  B3  11,250  10,913
  56,562
RETAIL & WHOLESALE, MISCELLANEOUS - 0.1%
Central Tractor Farm & Country, Inc.
10 5/8%, 4/1/07  B2  4,140  4,399
J Crew Operating Corp.
10 3/8%, 10/15/07 (e)  B3  5,240  4,926
Metals USA, Inc. 8 5/8%, 2/15/08 (e)  B2  7,760  7,741
  17,066
TOTAL RETAIL & WHOLESALE   179,252
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
SERVICES - 0.4%
LEASING & RENTAL - 0.2%
Brand Scaffold Services, Inc.
10 1/4%, 2/15/08 (e)  B3 $ 3,640 $ 3,749
PHH Corp. 5.678%, 6/11/98 (f)  -  27,000  26,997
  30,746
PRINTING - 0.1%
Sullivan Graphics, Inc. 12 3/4%, 8/1/05  Caa  4,180  4,389
SERVICES - 0.1%
Borg-Warner Security Corp. 9 5/8%, 3/15/07  B3  2,750  2,888
Iron Mountain, Inc. 8 3/4%, 9/30/09  B3  4,225  4,362
Medaphis Corp. 9 1/2%, 2/15/05 (e)  B2  8,450  8,450
  15,700
TOTAL SERVICES   50,835
TECHNOLOGY - 0.4%
COMPUTER SERVICES & SOFTWARE - 0.1%
Federal Data Corp. 10 1/8%, 8/1/05  B3  7,520  7,802
COMPUTERS & OFFICE EQUIPMENT - 0.2%
Comdisco, Inc.:
 7.21%, 7/2/01  Baa  12,000  12,380
 6 3/8%, 11/30/01  Baa  13,775  13,840
MediaCom LLC/MediaCom Capital Corp.
8 1/2%, 4/15/08 (e)  B2  8,290  8,290
  34,510
ELECTRONICS - 0.1%
Advanced Micro Devices, Inc. 11%, 8/1/03  Ba1  5,160  5,573
Fairchild Semiconductor Corp.:
 10 1/8%, 3/15/07  B2  3,850  3,990
 11.74%, 3/15/08 pay-in-kind (h)  -  5,734  5,690
  15,253
TOTAL TECHNOLOGY   57,565
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
TRANSPORTATION - 0.4%
AIR TRANSPORTATION - 0.3%
Delta Air Lines, Inc. 9 7/8%, 5/15/00  Baa $ 6,000 $ 6,433
Kitty Hawk, Inc. 9.95%, 11/15/04  B1  15,168  15,775
US Air, Inc.:
 9 5/8%, 2/1/01  B3  5,960  6,295
 10%, 7/1/03  B3  6,320  6,676
 10 3/8%, 3/1/13  B1  7,185  8,209
  43,388
RAILROADS - 0.1%
Burlington Northern Santa Fe Corp.
7.29%, 6/1/36  Baa  10,500  11,300
SHIPPING - 0.0%
Amer Reefer Co. Ltd. 10 1/4%, 3/1/08 (e)  B1  2,200  2,222
Holt Group, Inc. 9 3/4%, 1/15/06 (e)  Caa  4,170  4,233
  6,455
TOTAL TRANSPORTATION   61,143
UTILITIES - 2.2%
CELLULAR - 0.6%
McCaw International Ltd.
0%, 4/15/07 (d)  Caa  22,840  15,189
Nextel International, Inc.
12 1/8%, 4/15/08 (e)  Caa  14,540  8,706
Nextel Communications, Inc. (d):
0%, 8/15/04  B2  3,540  3,407 0%, 9/15/07  B2  4,781  3,203 0%,
10/31/07  B2  24,360  15,834 0%, 2/15/08 (e)  B2  16,940  10,799
Pagemart Wireless, Inc.
0%, 2/1/08 (d)(e)  Caa  13,640  8,457
Rogers Communications, Inc.
8 7/8%, 7/15/07  B2  8,610  8,761
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  8,316  8,590
  82,946
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
ELECTRIC UTILITY - 0.7%
AES Corp. 8 3/8%, 8/15/07  Ba1 $ 3,510 $ 3,585
Avon Energy Partners Holdings (e):
6.73%, 12/11/02   Baa  13,550  13,719 6.46%, 3/4/08   Baa  10,920
10,790
CalEnergy, Inc. 9 1/2%, 9/15/06  Ba1  2,670  2,890
Calpine Corp. 8 3/4%, 7/15/07  Ba3  5,320  5,493
Israel Electric Corp. yankee (e):
7 7/8%, 12/15/26  A3  6,380  6,480 7 3/4%, 12/15/27   A3  12,960
13,071
Long Island Lighting Co. 8 5/8%, 4/15/04  Baa  18,250  18,885
NIPSCO Capital Markets, Inc. 7.39%, 4/1/04  Baa  12,700  13,236
Texas Utilities Co., Series C,
6 3/8%, 1/1/08 (e)  Baa  8,140  7,816
  95,965
TELEPHONE SERVICES - 0.9%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa  14,020  14,028
GCI, Inc. 9 3/4%, 8/1/07  B2  1,600  1,700
Hyperion Telecommunications, Inc.:
 Series B, 0%, 4/15/03 (d)  B3  12,470  9,508 12 1/4%, 9/1/04  B3
6,970  7,841
ICG Holdings, Inc. (d):
 0%, 9/15/05  -  5,060  4,326
 0%, 5/1/06  -  2,590  2,078
 0%, 3/15/07  -  5,180  3,794
McLeodUSA, Inc.:
 0%, 3/1/07 (d)  B2  2,525  1,913
 9 1/4%, 7/15/07  B2  2,000  2,135
 8 3/8%, 3/15/08 (e)  B2  800  827
NEXTLINK Communications, Inc.
9 5/8%, 10/1/07  B3  11,370  12,038
Qwest Communications International, Inc.
0%, 10/15/07 (d)  B2  10,320  7,585
Teleport Communications Group, Inc.
0%, 7/1/07 (d)  Baa  7,650  6,591
Winstar Communications, Inc.
11%, 3/15/08 (e)  -  3,660  3,752
CORPORATE BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
NONCONVERTIBLE BONDS - CONTINUED
UTILITIES - CONTINUED
TELEPHONE SERVICES - CONTINUED
Winstar Equipment 12 1/2%, 3/15/04  B3 $ 3,760 $ 4,305
WorldCom, Inc.:
 9 3/8%, 1/15/04  Ba1  10,620  11,254
 8 7/8%, 1/15/06  Ba1  9,729  10,604
 7 3/4%, 4/1/07  Ba1  7,450  8,031
  112,310
TOTAL UTILITIES   291,221
TOTAL NONCONVERTIBLE BONDS   2,561,057
TOTAL CORPORATE BONDS
(Cost $2,513,293)   2,568,217
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 4.3%
U.S. TREASURY OBLIGATIONS - 2.7%
7 3/4%, 12/31/99  Aaa  71,638  74,168
6 7/8%, 3/31/00  Aaa  1,480  1,515
6 1/4%, 10/31/01  Aaa  10,405  10,600
5 7/8%, 11/30/01  Aaa  26,072  26,247
11 7/8%, 11/15/03  Aaa  2,788  3,600
12 3/8%, 5/15/04  Aaa  48,000  64,260
7%, 7/15/06  Aaa  1,090  1,178
11 3/4%, 2/15/10 (callable)  Aaa  21,750  28,965
12 3/4%, 11/15/10 (callable)  Aaa  17,680  25,111
8 7/8%, 2/15/19  Aaa  1,360  1,818
7 1/4%, 2/15/23  Aaa  1,738  1,983
6 7/8%, 8/15/25  Aaa  100,245  111,804
6 1/2% 11/15/26  Aaa  7,140  7,620
TOTAL U.S. TREASURY OBLIGATIONS   358,869
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
Federal Home Loan Bank:
 7.70%, 9/20/04  Aaa $ 2,360 $ 2,581
 8.09%, 12/28/04  Aaa  11,000  12,281
 6.85%, 5/26/05  Aaa  10,000  10,488
Freddie Mac 7.35%, 3/22/05  Aaa  5,000  5,382
Fannie Mae:
 6.97%, 4/8/04  Aaa  21,970  23,123
 7.49%, 3/2/05 . Aaa  4,725  5,129
 6.44%, 6/21/05  Aaa  3,500  3,589
Financing Corp.:
 0%, 4/15/02  Aaa  2,276  1,806
 0%, 5/11/02  Aaa  2,275  1,790
 0%, 12/6/02  Aaa  3,794  2,899
 stripped principal 0%, 12/6/03  Aaa  3,385  2,434
 0%, 2/3/03  Aaa  2,032  1,531
 0%, 5/2/04  Aaa  4,033  2,812
 0%, 8/8/05  Aaa  5,482  3,534
 0%, 11/30/05  Aaa  1,666  1,054
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through Export-
Import Bank) Series 1994-A, 7.12%, 4/15/06  Aaa  23,039  23,936
State of Israel (guaranteed by U.S. Government
through Agency for International Development):
 0%, 11/15/01  Aaa  1,700  1,381
  6 5/8%, 8/15/03  Aaa  22,140  22,929   5 5/8%, 9/15/03  Aaa  26,920
26,677
U.S. Department of Housing and Urban
Development government guaranteed
participation certificates Series 1996-A:
 6.73%, 8/1/02  Aaa  22,400  23,027   6.83%, 8/1/03  Aaa  11,700
12,147   7.57%, 8/1/13  Aaa  10,090  10,762
U.S. Trade Trust Certificates (assets of Trust
guaranteed by U.S. government through
Export-Import Bank) 6.69%, 1/15/09 (e)  Aaa  17,871  18,331
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS   219,623
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $571,870)   578,492
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 7.4%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
FREDDIE MAC - 0.7%
5 1/2%, 8/1/02 to 5/1/03  Aaa $ 11,956 $ 11,703
6%, 10/1/23 to 9/1/25  Aaa  12,656  12,269
7%, 5/1/99 to 7/1/01  Aaa  4,819  4,873
7 1/2%, 6/1/25 to 3/1/28  Aaa  55,518  56,906
8 1/2%, 2/1/19 to 3/1/22   Aaa  326  343
  86,094
FANNIE MAE - 6.0%
5 1/2%, 10/1/02 to 2/1/26   Aaa  21,153  20,615
6%, 4/1/00 to 6/1/26  Aaa  148,428  145,633
6%, 4/1/13 (j)  Aaa  97,375  95,915
6%, 4/1/28 (j)  Aaa  4,400  4,250
6 1/2%, 7/1/25 to 3/1/28   Aaa  188,806  186,919
7%, 8/1/25 to 11/1/26  Aaa  10,388  10,491
7%, 4/1/28 (j)  Aaa  127,281  128,594
7%, 5/1/28 (j)  Aaa  125,762  126,901
7 1/2%, 4/1/28 (j)  Aaa  88,310  90,573
  809,891
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.7%
6%, 10/15/08 to 12/15/10   Aaa  30,535  30,391
6 1/2%, 12/15/07 to 8/15/09  Aaa  61,543  62,190
8%, 4/15/24 to 12/15/25   Aaa  5,363  5,552
  98,133
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $974,420)   994,118
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
PRIVATE SPONSOR - 0.0%
Credit-Based Asset Servicing and Securitization
LLC Series 1997-2 Class 2-B, 7.289%,
 12/29/25 (e)(f)(k) (Cost $1,807)  Ba3  3,400  1,712
COMMERCIAL MORTGAGE SECURITIES - 2.2%
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
American Southwest Financial Securities
Series 1994-C2 Class B2, 8%,
 12/25/01 (e)(f)  - $ 3,880 $ 3,935
Asset Securitization Corp. Series 1997-D5
Class A6, 6.69%, 2/14/41 (f)  BBB  3,300  3,215
Bardell Associates Note Trust
 12 1/2%, 11/1/08 (h)  -  16,976  18,037
Blackrock Capital Funding LLC Series 1996
Class C2, 7.559%, 11/16/26 (e)(f)  AAA  1,510  1,511
BKB Commercial Mortgage Trust Series 1997-C1
Class D, 7.83%, 2/25/43 (e)(f)  BBB  5,378  5,442
Bankers Trust Remic Trust 1988-1
Series 1998-S1A Class G, 8.617%,
11/28/02 (e)(f)  Ba2  3,301  3,169
Berkeley Federal Bank & Trust FSB Series 1994
Class 1B, 7.706%, 8/1/24 (e)(f)  -  2,280  1,763
CBM Funding Corp. sequential pay
Series 1996-1:
  Class A3PI, 7.08%, 11/1/07  AA  8,220  8,528
  Class B, 7.48%, 2/1/08  A  6,410  6,825
CS First Boston Mortgage Securities Corp.
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa  14,700  14,842
Deutsche Mortgage and Asset Receiving Corp.
Series 1998-C1 Class D, 7.231%, 7/15/12  Baa  11,800  11,863
Equitable Life Assurance Society of the United
States (The) (e):
  Series 174 Class B1, 7.33%, 5/15/06  Aa2  10,400  10,940
  Series 1996-1 Class C1, 7.52%, 5/15/06  A2  8,000  8,451
  Series 174, Class D1, 7.77%, 5/15/06  Baa  6,800  7,170
Franchise Mortgage Acceptance Company LLC
Loan Receivables Trust (e)(f):
  Series 1997-A Class E,
  8.104%, 4/15/19  -  1,471  1,395
  Series1997-B Class E,
  7.891%, 9/15/19  -  2,307  2,090
First Chicago/Lennar Trust I, Series 1997-CHL1 (f):
Class D, 8.132%, 5/29/08  -  2,000  1,994 Class E, 8.132%, 2/28/11  -
3,800  3,321
First Union-Lehman Brothers Commercial
Mortgage Trust sequential pay Series 1997-C2
Class B, 6.79%, 10/18/11  Aa2  31,350  31,732
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
General Motors Acceptance Corp.
Commercial Mortgage Securities, Inc.:
 Series1996-C1 Class F, 7.86%,
  11/15/06 (e)  Ba3 $ 1,250 $ 1,205 Series 1997-C2 Class D, 7.192%,
1/15/08  Baa  4,120  4,162 Series 1997-C2 Class E, 7.624%, 4/15/11
Baa  8,770  8,884
 Series 1997-C2 Class F, 6 3/4%, 4/16/29  -  1,100  950
GS Mortgage Securities Corp. II Series 1997- GL
Class A2-B, 6.86%, 7/13/30  Aaa  13,230  13,628
GAFCO Franchisee Loan Trust Series 1998-1
Class D, 14 1/2%, 6/1/16 (e)(f)  -  4,600  3,638
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2, 7.15%, 4/25/25  Aa2  5,224  5,201
Morgan Stanley Capital I, Inc. sequential pay
Series 1997-C1 Class A1C, 7.63%, 2/15/20  Aaa  13,690  14,751
Morgan Stanley Capital I Series 1998-HF1
Class D, 7.10%, 2/15/08 (f)  BBB  14,900  15,126
NB Commercial Mortgage sequential pay,
Series FSI Class A, 7.187%, 10/20/23 (e)  -  633  631
Nomura Depositor Trust Series 1998-ST1A
Class B2, 9.938%, 1/15/03 (e)(f)  -  2,975  2,955
Nomura Asset Securities Corp. Series 1998 - D6
Class A4, 7.349%, 3/15/30 (f)  Baa  11,800  11,741
Oregon Commercial Mortgage, Inc.
Series 1995 Class E, 9.455%, 6/25/26 (e)(f)  BB  2,650  2,696
Penn Mutual Life Insurance Co. (The)
Series 1996-PML (e):
  Class K, 7.90%, 11/15/26  -  750  552
  Class L, 7.90%, 11/15/26   -  600  288
Resolution Trust Corp. Series 1991-M2 (f):
 Class A1, 7.131%, 9/25/20  Ba3  399  351
 Class A3, 7.542%, 9/25/20  Ba3  1,716  1,475
Structured Asset Securities Corp.:
Series 1995-C1 Class E, 7 3/8%,
 9/25/24 (e)  BB  2,390  2,312
 sequential pay Series 1996 Class A-2A,
  7 3/4%, 2/25/28  AAA  4,208  4,248
 Series 1996-CFL Class E, 7 3/4%, 2/25/28  BB+  6,820  6,920
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 (e)  -  3,700  3,420
 Series 1996-CFL Class H, 7 3/4%, 2/25/28 (e)  -  1,000  816
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE (NOTE 1)
 (UNAUDITED)(C) AMOUNT (000S) (000S)
Thirteen Affiliates of General Growth
Properties, Inc. (e):
  sequential pay Series A-2,
   6.602%, 11/15/12  Aaa $ 10,590 $ 10,741
 Series D-2, 6.992%, 11/15/12  Baa  11,380  11,368
 Series E-2, 7.224%, 11/15/12  Baa  6,760  6,711
Wells Fargo Capital Markets Apartment Financing
Trust 6.56%, 12/29/05 (e)  Aaa  8,767  8,892
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $283,867)   289,885
FOREIGN GOVERNMENT OBLIGATIONS (G) - 0.2%
Export Development Corp. yankee
8 1/8%, 8/10/99  Aa2  4,880  5,018
Israeli State euro 6 3/8%, 12/19/01  A3  13,265  13,180
Newfoundland Province yankee
11 5/8%, 10/15/07  Baa  5,750  7,860
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $25,663)   26,058
SUPRANATIONAL OBLIGATIONS - 0.1%
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $12,918)  Aaa  13,000  13,653
BANK NOTES - 0.2%
Key Bank N.A 5.555%, 8/20/99 (f)
(Cost $24,966)    25,000  24,975
CERTIFICATES OF DEPOSIT - 1.8%
Australia & New Zealand Banking Group
yankee Ltd. 5.825%, 7/28/98    20,000  20,004
Bank of Tokyo-Mitsubishi Ltd. yankee
6.03%, 4/20/98    28,000  28,003
Banque Nationale de paris yankee
5 3/4%, 7/31/98    12,500  12,497
Canadian Imperial Bank of Commerce:
5.91%, 8/28/98    25,000  25,008 yankee 6.20%, 8/1/00    16,760
16,801
CERTIFICATES OF DEPOSIT - CONTINUED
  PRINCIPAL VALUE (NOTE 1)
  AMOUNT (000S) (000S)
Deutsche Bank AG yankee:
 6.20%, 4/10/98   $ 15,500 $ 15,501
 5.94%, 10/26/98    10,000  10,008
First National Bank of Chicago 5.65%, 3/3/99    25,000  24,978
RaboBank Nederland Coop Central yankee
6.20%, 4/10/98    10,000  10,001
Sanwa Bank Ltd. yankee 6.20%, 4/20/98    28,000  28,005
Societe Generale France yankee
5.91%, 10/15/98    21,600  21,612
Westdeutsche Landesbank yankee 5.83%, 8/3/98    21,000  20,999
Westpac Banking Corp. yankee 5.885%, 8/27/98    9,000  9,002
TOTAL CERTIFICATES OF DEPOSIT
(Cost $242,298)   242,419
MASTER NOTES - 0.2%
First Bank National Association
 5.598%, 5/15/98 (f)    13,000  12,994
Goldman Sachs Group LP (The)
 5.625%, 5/4/98 (f)(h)    18,000  17,998
TOTAL MASTER NOTES
(Cost $30,930)   30,992
CASH EQUIVALENTS - 10.0%
 MATURITY
 AMOUNT (000S)
 Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account, dated
3/31/98 due 4/1/98:
  at 5.80%    $ 4,725  4,724
  at 6.08%    172,458  172,429
  177,153

 SHARES

Taxable Central Cash Fund (b)  1,176,903,739  1,176,904
TOTAL CASH EQUIVALENTS
(Cost $1,354,057)   1,354,057
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $10,396,435)  $ 13,505,559
LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield of the Taxable Central Cash Fund was 5.63%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $579,988,000 or 4.5% of net assets.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(g) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION COST
SECURITY DATE (000S)
Bardell Associates Note
 Trust 12 1/2%,
 11/1/08 4/19/94 $ 18,326
Fairchild Semiconductor
 Corp. 11.74%, 3/15/08
 pay-in-kind 4/3/97 $ 4,481
Garden State Newspapers
 8 3/4%, 10/1/09 2/11/98 $ 8,446
Goldman Sachs Group
 LP (The) 5.625%,
 5/4/98 8/5/97 $ 18,000
(i) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j) Security or a portion of the security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
(k) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 17.2% AAA, AA, A 16.8%
Baa 4.9% BBB  6.2%
Ba 2.7% BB  1.9%
B 5.5% B  4.9%
Caa 0.5% CCC  0.8%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 0.5%. FMR has determined that unrated debt securities that are lower quality account for 0.5% of the total value of investment in securities.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $10,401,054,000. Net unrealized appreciation aggregated $3,104,505,000, of which $3,201,732,000 related to appreciated investment securities and $97,227,000 related to depreciated investment securities.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MARCH 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 13,505,559
AGREEMENTS OF $177,153) (COST $10,396,435) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       39

RECEIVABLE FOR INVESTMENTS SOLD                                            26,608

RECEIVABLE FOR FUND SHARES SOLD                                            10,532

DIVIDENDS RECEIVABLE                                                       12,627

INTEREST RECEIVABLE                                                        65,415

OTHER RECEIVABLES                                                          507

 TOTAL ASSETS                                                              13,621,287

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                               $ 59,918
REGULAR DELIVERY

 DELAYED DELIVERY                                                447,975

PAYABLE FOR FUND SHARES REDEEMED                                 54,217

ACCRUED MANAGEMENT FEE                                           5,794

OTHER PAYABLES AND ACCRUED EXPENSES                              2,898

COLLATERAL ON SECURITIES LOANED, AT VALUE                        114,980

 TOTAL LIABILITIES                                                         685,782

NET ASSETS                                                                $ 12,935,505

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 9,462,902

UNDISTRIBUTED NET INVESTMENT INCOME                                        5,921

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      357,449
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  3,109,233
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 660,278 SHARES OUTSTANDING                                $ 12,935,505

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                   $19.59
SHARE ($12,935,505 (DIVIDED BY) 660,278 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MARCH 31, 1998

INVESTMENT INCOME                                                    $ 56,189
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $513)              182,383

 TOTAL INCOME                                                         238,572

EXPENSES

MANAGEMENT FEE                                             $ 33,080

TRANSFER AGENT FEES                                         12,587

ACCOUNTING AND SECURITY LENDING FEES                        484

NON-INTERESTED TRUSTEES' COMPENSATION                       42

CUSTODIAN FEES AND EXPENSES                                 158

REGISTRATION FEES                                           136

AUDIT                                                       130

LEGAL                                                       41

MISCELLANEOUS                                               56

 TOTAL EXPENSES BEFORE REDUCTIONS                           46,714

 EXPENSE REDUCTIONS                                         (690)     46,024

NET INVESTMENT INCOME                                                 192,548

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                      410,921

 FOREIGN CURRENCY TRANSACTIONS                              (58)      410,863

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON               714,185
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                       1,125,048

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 1,317,596
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         MARCH 31,          SEPTEMBER 30,
                                                         1998               1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 192,548          $ 377,233
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 410,863            749,581

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     714,185            1,371,526

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          1,317,596          2,498,340
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (208,019)          (418,976)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (679,851)          (468,542)

 TOTAL DISTRIBUTIONS                                      (887,870)          (887,518)

SHARE TRANSACTIONS                                        1,170,184          2,000,175
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            873,417            871,972

 COST OF SHARES REDEEMED                                  (1,403,710)        (3,290,756)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          639,891            (418,609)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 1,069,617          1,192,213

NET ASSETS

 BEGINNING OF PERIOD                                      11,865,888         10,673,675

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 12,935,505       $ 11,865,888
INCOME OF $5,921 AND $21,392, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     61,869             114,774

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  48,076             51,553

 REDEEMED                                                 (73,819)           (189,437)

 NET INCREASE (DECREASE)                                  36,126             (23,110)


FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED SEPTEMBER 30,
     MARCH 31,

     1998               1997                       1996  1995  1994  1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 19.01     $ 16.49   $ 15.47   $ 14.58   $ 14.97   $ 13.50
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT INCOME         .30 D       .59 D     .62       .49       .34       .52

 NET REALIZED AND              1.72        3.35      .96       .93       .21       2.01
 UNREALIZED GAIN
 (LOSS)

 TOTAL FROM INVESTMENT         2.02        3.94      1.58      1.42      .55       2.53
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.33)       (.67)     (.56)     (.44)     (.44)     (.87)
 INCOME

 FROM NET REALIZED GAIN        (1.11)      (.75)     -         -         (.45)     (.19)

 IN EXCESS OF NET              -           -         -         (.09)     (.05)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (1.44)      (1.42)    (.56)     (.53)     (.94)     (1.06)

NET ASSET VALUE,              $ 19.59     $ 19.01   $ 16.49   $ 15.47   $ 14.58   $ 14.97
END OF PERIOD

TOTAL RETURN B, C              11.28%      25.15%    10.37%    10.09%    3.60%     19.71%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 12,936    $ 11,866  $ 10,674  $ 11,084  $ 11,792  $ 7,266
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .77% A      .79%      .95%      .97%      1.04%     1.09%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .76% A, E   .78% E    .93% E    .97%      1.04%     1.09%
AVERAGE NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INVESTMENT        3.19% A     3.39%     3.64%     4.27%     3.63%     4.28%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        78% A       79%       131%      137%      109%      98%

AVERAGE COMMISSION            $ .0462     $ .0069   $ .0045
RATE F


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Asset Manager (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Debt securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, passive foreign investment companies (PFIC), market discount, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT - CONTINUED
are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., (formerly FMR Texas, Inc.) an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES - CONTINUED
as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $50,150,000 or 0.4% of net assets.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,555,890,000 and $4,294,347,000, respectively, of which U.S. government and government agency obligations aggregated $2,626,339,000 and $2,250,280,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to .5200% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .55% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES - CONTINUED
account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.
ACCOUNTING AND SECURITY LENDING FEES. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $249,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of the securities loaned and the value of collateral amounted to $111,565,000 and $114,980,000, respectively.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $348,000 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $1,000 and $341,000, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Charles Street Trust and the Shareholders of Fidelity Asset Manager:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Asset Manager (a fund of Fidelity Charles Street Trust) at March 31, 1998, the results of its operations for the six months then ended, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Asset Manager's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
Price Waterhouse LLP
Boston, Massachusetts
May 7, 1998
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
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INVESTMENT SUB-ADVISERS
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(U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Richard C. Habermann, Vice President
Thomas Sprague, Vice President
Charles S. Morrison, Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
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(2_FIDELITY_LOGOS)FIDELITY

SHORT-INTERMEDIATE
GOVERNMENT
FUND
SEMIANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  13   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 17   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past five years and the life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998            PAST 6  PAST 1  PAST 5  LIFE OF
                                        MONTHS  YEAR    YEARS   FUND

FIDELITY SHORT-INTERMEDIATE GOVERNMENT  3.20%   7.87%   27.25%  42.30%

LB 1-5 U.S. GOVERNMENT BOND             3.39%   8.32%   31.75%  N/A

SB TREAS/AGENCY 1-5 YEAR                3.43%   8.29%   31.78%  N/A

SHORT-INTERMEDIATE U.S. GOVERNMENT      3.13%   7.95%   28.00%  N/A
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on September 13, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-5 Year U.S. Government Bond Index - a market value weighted performance benchmark for government fixed-rate debt issues with maturities between one and five years and the Salomon Brothers Treasury/Agency 1-5 Year Index - a market value weighted index of U.S. Treasury and U.S. Government agency securities with fixed-rate coupons and weighted average lives between one and five years. To measure how the fund stacked up against its peers, you can compare it to the short-intermediate U.S. government funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 100 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998            PAST 1  PAST 5  LIFE OF
                                        YEAR    YEARS   FUND

FIDELITY SHORT-INTERMEDIATE GOVERNMENT  7.87%   4.94%   5.53%

LB 1-5 U.S. GOVERNMENT BOND             8.32%   5.67%   N/A

SB TREAS/AGENCY 1-5 YEAR                8.29%   5.67%   N/A

SHORT-INTERMEDIATE U.S. GOVERNMENT      7.95%   5.05%   N/A
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Short-Intermediate Govt.    LB 1-5 Year U.S. Govt
             00464                       LB069
  1991/09/30      10000.00                    10000.00
  1991/10/31      10124.47                    10116.21
  1991/11/30      10206.40                    10230.40
  1991/12/31      10363.10                    10424.16
  1992/01/31      10270.73                    10373.36
  1992/02/29      10301.41                    10400.56
  1992/03/31      10286.46                    10376.96
  1992/04/30      10374.47                    10477.88
  1992/05/31      10511.20                    10606.46
  1992/06/30      10602.19                    10742.90
  1992/07/31      10620.67                    10908.11
  1992/08/31      10766.62                    11016.23
  1992/09/30      10813.25                    11147.05
  1992/10/31      10714.24                    11038.93
  1992/11/30      10721.93                    11002.29
  1992/12/31      10851.32                    11123.90
  1993/01/31      11000.33                    11297.65
  1993/02/28      11099.58                    11429.82
  1993/03/31      11141.22                    11469.61
  1993/04/30      11190.03                    11555.70
  1993/05/31      11192.99                    11518.61
  1993/06/30      11276.42                    11640.89
  1993/07/31      11314.31                    11662.02
  1993/08/31      11364.67                    11800.04
  1993/09/30      11382.56                    11838.47
  1993/10/31      11391.68                    11867.25
  1993/11/30      11374.03                    11842.07
  1993/12/31      11424.48                    11889.05
  1994/01/31      11516.80                    11986.60
  1994/02/28      11419.40                    11867.25
  1994/03/31      11219.00                    11751.26
  1994/04/30      11165.11                    11683.38
  1994/05/31      11169.90                    11695.74
  1994/06/30      11175.51                    11713.50
  1994/07/31      11292.35                    11842.07
  1994/08/31      11315.67                    11878.93
  1994/09/30      11247.75                    11815.55
  1994/10/31      11255.23                    11830.38
  1994/11/30      11211.34                    11771.26
  1994/12/31      11267.16                    11797.11
  1995/01/31      11430.33                    11976.26
  1995/02/28      11611.08                    12179.01
  1995/03/31      11673.28                    12246.67
  1995/04/30      11797.39                    12372.55
  1995/05/31      12051.10                    12655.77
  1995/06/30      12114.07                    12729.50
  1995/07/31      12143.32                    12758.95
  1995/08/31      12210.19                    12847.06
  1995/09/30      12277.38                    12918.99
  1995/10/31      12383.41                    13042.84
  1995/11/30      12503.72                    13178.16
  1995/12/31      12603.00                    13290.78
  1996/01/31      12715.55                    13409.91
  1996/02/29      12636.33                    13319.32
  1996/03/31      12585.83                    13279.31
  1996/04/30      12564.15                    13268.52
  1996/05/31      12563.92                    13277.51
  1996/06/30      12650.02                    13392.38
  1996/07/31      12698.67                    13440.48
  1996/08/31      12733.63                    13474.42
  1996/09/30      12851.01                    13620.75
  1996/10/31      13025.35                    13807.54
  1996/11/30      13146.05                    13936.34
  1996/12/31      13114.89                    13902.18
  1997/01/31      13166.72                    13965.11
  1997/02/28      13200.86                    13991.64
  1997/03/31      13142.47                    13949.60
  1997/04/30      13254.65                    14083.80
  1997/05/31      13341.05                    14185.40
  1997/06/30      13439.43                    14294.87
  1997/07/31      13624.99                    14500.54
  1997/08/31      13622.68                    14483.91
  1997/09/30      13737.33                    14615.63
  1997/10/31      13851.70                    14752.29
  1997/11/30      13885.72                    14781.29
  1997/12/31      13981.27                    14891.21
  1998/01/31      14136.15                    15062.04
  1998/02/28      14137.61                    15059.34
  1998/03/31      14176.84                    15110.82
IMATRL PRASUN   SHR__CHT 19980331 19980408 122532 R00000000000081
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Short-Intermediate Government Fund on September 30, 1991, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $14,177 - a 41.77% increase on the initial investment. For comparison, look at how the Lehman Brothers 1-5 Year U.S. Government Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $15,111 - a 51.11% increase. Beginning with this report, the fund will compare its performance to that of the Lehman Brothers 1-5 Year U.S. Government Bond Index rather than the Salomon Brothers Treasury/Agency 1-5 Year Index. The indexes include the same type of bonds, and their performance is not materially different. The fund is changing to the Lehman Brothers index mainly because Lehman Brothers indexes are used by most other Fidelity bond funds. For comparison, both indexes are shown on page 4.
UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN, AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE
OUT THE MARKET'S UPS AND
DOWNS, YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
         SIX MONTHS  YEARS ENDED SEPTEMBER 30,
         ENDED
         MARCH 31,

         1998        1997                       1996  1995  1994  1993

DIVIDEND RETURN  2.88%  6.36%  6.46%   7.00%  5.55%   6.34%

CAPITAL RETURN   0.32%  0.54%  -1.79%  2.15%  -6.73%  -1.08%

TOTAL RETURN     3.20%  6.90%  4.67%   9.15%  -1.18%  5.26%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund, if any, are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED MARCH 31, 1998   PAST 1       PAST 6        PAST 1
                               MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE            4.61(CENTS)  26.69(CENTS)  56.04(CENTS)

ANNUALIZED DIVIDEND RATE       5.77%        5.69%         5.99%

30-DAY ANNUALIZED YIELD        5.61%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.41 over the past one month, $9.41 over the past six months and $9.36 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a relatively
favorable investing climate for
bonds during the six months that
ended March 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable investment-grade bond
market - returned 4.54% during
this period. Global volatility and
historically low interest rates were
the main stories in the last quarter
of 1997. Financial problems in Asia
came to a head in October,
resulting in a "flight to quality."
Wary stock investors sought
investments offering lower
volatility, helping the U.S. bond
market - especially U.S.
Treasuries - surge. The Lehman
Brothers Corporate Bond Index
returned 4.49% for the six-month
period. Corporate bonds benefited
from continued economic growth
and demand for yield, although
they faltered somewhat in January
1998. Investors feared a slowdown
in demand in Asia would eat into
corporate earnings. In spite of
record new issuance in February
1998, corporates rebounded due
in part to increased demand on the
part of yield-hungry investors.
Mortgage-backed bonds performed
well during the period, even
though lower interest rates resulted
in more mortgage prepayment
activity. The Lehman Brothers
Mortgage-Backed Securities Index
generated a six-month return of
4.04%. High-yield and
emerging-market issues performed
very well throughout the first
quarter of 1998.
An interview with Curt Hollingsworth, Portfolio Manager of Fidelity Short-Intermediate Government Fund
Q. HOW DID THE FUND PERFORM, CURT?
A. For the six-month period that ended March 31, 1998, the fund provided a total return of 3.20%. To get a sense of how the fund did compared to its competitors, the short-intermediate U.S. government funds average returned 3.13% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers 1-5 Year U.S. Government Bond Index - which tracks the types of securities in which the fund invests - returned 3.39% for the six-month period. For the 12-month period that ended March 31, 1998, the fund had a total return of 7.87%. That performance compared to the short-intermediate U.S. government funds average's 7.95% return and the Lehman Brothers 1-5 Year U.S. Government Bond Index's 8.32% return.
Q. HOW DID YOU ALLOCATE THE FUND'S INVESTMENTS DURING THE PAST SIX
MONTHS?
A. I continued to have a larger stake than the Lehman Brothers index in agency and mortgage securities, and maintained a smaller stake in Treasury securities. I did that because agency and mortgage securities generally offered an attractive amount of additional yield compared to Treasury securities. That was especially the case in the final months of 1997. During that timeframe, economic and currency problems in Asia prompted more investors to seek out U.S. Treasury securities, which are among the highest-quality securities in the world because they are backed by the full faith and credit of the U.S. government. As the demand for Treasuries grew, their yields fell and their prices rose. Agency securities, on the other hand, didn't rally as much, so their yield advantage over Treasuries grew and their prices looked relatively inexpensive, in my opinion. Given that, I added some additional agency holdings at year end.
Q. HOW DID THE FUND'S ALLOCATION CHANGE IN 1998?
A. In the beginning of 1998, agency prices strengthened and their yield advantage over Treasuries diminished. To take advantage of that strength, I sold some of the fund's agency holdings to lock in their gains in January and February. Agency securities looked inexpensive again in March and their yields once again became more attractive relative to Treasuries. So I once again bought more at the end of the period. With mortgages, I used periods of weakness and strength to buy and sell mortgage securities throughout the period in much the same fashion.
Q. WITHIN THE AGENCY SECTOR, WHICH SECURITIES DID YOU FOCUS ON?
A. I emphasized agency securities that are non-callable - those that can't be redeemed by their issuers before maturity. Securities typically are "called" - or redeemed - when interest rates fall enough so that the issuer can save money by issuing new securities at lower rates. A call is a positive for issuers because it gives them the opportunity to cut their borrowing costs. But holders of callable bonds are often at a disadvantage because they may have to reinvest the proceeds from the called bonds in new, lower-yielding bonds. I prefer non-callable securities because they generally perform better than callable bonds when interest rates fall and bond prices rally, and generally fare no worse than callable bonds when interest rates rise and bond prices fall.
Q. WHAT'S YOUR OUTLOOK FOR THE BOND MARKET AND THE FUND?
A. At the end of the period, bonds were selling at prices that reflected the best-case scenario - low inflation and falling interest rates. To illustrate, the yield on a Treasury security with a two-year maturity was virtually the same as the yield on very-short-maturity securities. To me, that suggests that many investors are expecting the Federal Reserve Board to lower interest rates. If the Fed surprises investors by hiking interest rates instead, bonds could suffer. But no matter what the direction of interest rates, I'll continue to manage the fund with approximately the same interest-rate sensitivity as the short-intermediate part of the government/agency market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CURT HOLLINGSWORTH ON
MORTGAGE-BACKED SECURITIES:
"Mortgage securities are pools of
individual home loans. Certificates
backed by these loans are sold to
investors, who collect interest and
principal when homeowners make
monthly mortgage payments.
Recently, falling interest rates have
incited a wave of home mortgage
refinancings, subjecting some
mortgage-backed securities to
higher `prepayment risk' - the risk
that mortgage holders will pay off
their mortgages before maturity,
leaving those who hold the prepaid
securities to reinvest at lower
interest rates.
"The likelihood that a mortgage
security will be prepaid is one of
the most important factors I consider
in choosing mortgage securities for
the fund, because prepayment
activity can dramatically affect
mortgage securities' prices. I focus
on finding those securities that I
think are less susceptible to a
pickup or slowdown in the pace of
refinancings. For example, `seasoned'
mortgage securities have been through
several refinancing periods, but the
mortgage holders haven't shown
a propensity to prepay in spite of
being presented several attractive
opportunities to do so."
FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 464
TRADING SYMBOL: FLMGX
START DATE: September 13, 1991
SIZE: as of March 31, 1998,
more than $126 million
MANAGER: Curt Hollingsworth,
since 1991; manager, various
Fidelity and Spartan
government and mortgage
funds; joined Fidelity in 1983
(checkmark)
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF MARCH 31, 1998
             % OF FUND'S   % OF FUND'S INVESTMENTS
             INVESTMENTS   6 MONTHS AGO

 LESS THAN    8.0           5.2
5%

 5 -          22.2          8.4
5.99%

 6 -          21.0          1.2
6.99%

 7 -          6.9           24.9
7.99%

 8 -          11.2          25.4
8.99%

 9 -          15.3          17.8
9.99%

10% AND       14.0          17.1
OVER

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING
SHORT-TERM INVESTMENTS.
AVERAGE YEARS TO MATURITY AS OF MARCH 31, 1998
             6 MONTHS AGO

YEARS   3.4   3.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM
EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF MARCH 31, 1998
             6 MONTHS AGO

YEARS   2.2   2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1998  AS OF SEPTEMBER 30, 1997
ROW: 1, COL: 1, VALUE: 1.4
ROW: 1, COL: 2, VALUE: 34.3
ROW: 1, COL: 3, VALUE: 45.8
ROW: 1, COL: 4, VALUE: 18.5
MORTGAGE-BACKED
SECURITIES 21.4%
U.S. TREASURY
OBLIGATIONS 31.4%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 47.2%
SHORT-TERM
INVESTMENTS 0.0%

MORTGAGE-BACKED
SECURITIES 18.5%
U.S. TREASURY
OBLIGATIONS 45.8%
U.S. GOVERNMENT
AGENCY OBLIGATIONS 34.3%
SHORT-TERM
INVESTMENTS 1.4%

ROW: 1, COL: 1, VALUE: 0.0
ROW: 1, COL: 2, VALUE: 47.2
ROW: 1, COL: 3, VALUE: 31.4
ROW: 1, COL: 4, VALUE: 21.4
INVESTMENTS MARCH 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 80.1%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 45.8%
8%, 8/15/99 $ 8,000,000 $ 8,250,000
5 7/8%, 8/31/99  11,000,000  11,039,490
7 3/4%, 12/31/99  740,000  766,129
7 3/4%, 2/15/01  5,860,000  6,186,871
5 5/8%, 2/28/01  10,751,000  10,747,667
6 1/2%, 8/31/01  20,000,000  20,512,400
  57,502,557
U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.3%
Financing Corp. stripped principal:
0%, 4/5/01  2,103,000  1,769,675
 0%, 5/11/01  3,513,000  2,939,257
 0%, 6/6/02  6,170,000  4,848,386
Government Trust Certificates (assets of Trust guaranteed by
U.S. Government through Defense Security Assistance
Agency):
 Class 1-C, 9 1/4%, 11/15/01  8,949,636  9,468,715
  Class 2-E, 9.40%, 5/15/02  4,130,808  4,362,670
  Class T-3, 9 5/8%, 5/15/02  4,031,274  4,255,776
Guaranteed Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank):
  Series 1994-A, 7.12%, 4/15/06  1,692,001  1,757,896
  Series 1994-F, 8.187%, 12/15/04  5,381,859  5,713,893
  Series 1995-A, 6.28%, 6/15/04  1,720,588  1,740,908
  Series 1997-A, 6.104%, 7/15/03  2,291,667  2,297,396
Guaranteed Trade Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1993-A, 4.86%, 4/1/98  500,000  500,000
Overseas Private Investment Corp. U.S. Government
guaranteed participation certificate Series 1994-195,
6.08%, 8/15/04  1,171,200  1,174,011
Private Export Funding Corp. secured:
 9 1/2%, 3/31/99  250,000  259,103
  5.65%, 3/15/03  1,350,000  1,341,482
State of Israel (guaranteed by U.S. Government through
Agency for International Development) 6.05%, 8/15/00 400,000 402,324 U.S. Department of Housing and Urban Development
government guaranteed participation certificates
Series 1996-A, 6.59%, 8/1/00  230,000  233,765
  43,065,257
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $100,490,080)   100,567,814
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 18.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
FREDDIE MAC - 3.8%
5 1/2%, 12/1/02 to 7/1/03 $ 4,843,454 $ 4,743,071
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 14.7%
8 1/2%, 1/15/17 to 7/15/17   77,393  82,737
9 1/2%, 4/15/16 to 4/15/28  813,854  881,645
10%, 11/15/09 to 11/15/20  3,189,775  3,515,405
10 1/2%, 2/15/14 to 8/15/19  6,870,620  7,695,985
10 3/4%, 12/15/09   184,636  204,251
11%, 11/15/09 to 6/15/19  2,285,194  2,584,525
11 1/2%, 3/15/10 to 7/15/19  2,662,368  3,047,414
12%, 1/15/14 to 2/15/16  318,640  370,809
12 1/2%, 12/15/10   50,191  58,621
13%, 9/15/14   35,062  41,416
  18,482,808
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $22,942,289)   23,225,879
CASH EQUIVALENTS - 1.4%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury Obligations) in a joint
trading account at 5.92%, dated
3/31/98 due 4/1/98   $ 1,755,289  1,755,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $125,187,369)  $ 125,548,693
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $125,187,369. Net unrealized appreciation aggregated $361,324, of which $774,741 related to appreciated investment securities and $413,417 related to depreciated investment securities.
At September 30, 1997, the fund had a capital loss carryforward of approximately $10,974,000 of which $320,000, $1,404,000, $5,655,000,
$2,404,000, and $1,191,000 will expire on September 30, 2001, 2002,
2003, 2004, and 2005, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS  MARCH 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE               $ 125,548,693
AGREEMENTS OF $1,755,000) (COST $125,187,369) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                    402

RECEIVABLE FOR FUND SHARES SOLD                                         141,391

INTEREST RECEIVABLE                                                     1,364,687

 TOTAL ASSETS                                                           127,055,173

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 580,586

PAYABLE FOR FUND SHARES REDEEMED                             156,828

DISTRIBUTIONS PAYABLE                                        81,250

ACCRUED MANAGEMENT FEE                                       45,721

OTHER PAYABLES AND ACCRUED EXPENSES                          50,332

 TOTAL LIABILITIES                                                      914,717

NET ASSETS                                                             $ 126,140,456

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                        $ 136,015,269

UNDISTRIBUTED NET INVESTMENT INCOME                                     64,492

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS)                      (10,300,629)
ON INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS               361,324

NET ASSETS, FOR 13,424,475 SHARES OUTSTANDING                          $ 126,140,456

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                $9.40
SHARE ($126,140,456 (DIVIDED BY) 13,424,475 SHARES)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 4,196,470
INTEREST

EXPENSES

MANAGEMENT FEE                                                     $ 272,170

TRANSFER AGENT FEES                                                 141,406

ACCOUNTING FEES AND EXPENSES                                        30,521

NON-INTERESTED TRUSTEES' COMPENSATION                               237

CUSTODIAN FEES AND EXPENSES                                         13,725

REGISTRATION FEES                                                   17,258

AUDIT                                                               17,111

LEGAL                                                               5,125

MISCELLANEOUS                                                       622

 TOTAL EXPENSES                                                                498,175

NET INVESTMENT INCOME                                                          3,698,295

REALIZED AND UNREALIZED GAIN (LOSS)                                            729,035
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                        (563,980)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                                165,055

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ 3,863,350
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED  YEAR ENDED
                                                           MARCH 31, 1998    SEPTEMBER 30,
                                                           (UNAUDITED)       1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 3,698,295       $ 7,884,065
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   729,035           178,902

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (563,980)         135,665

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            3,863,350         8,198,632
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (3,536,750)       (7,517,929)

SHARE TRANSACTIONS                                          28,652,055        51,261,094
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              3,031,063         5,978,419

 COST OF SHARES REDEEMED                                    (26,007,576)      (60,826,140)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,675,542         (3,586,627)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   6,002,142         (2,905,924)

NET ASSETS

 BEGINNING OF PERIOD                                        120,138,314       123,044,238

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT     $ 126,140,456     $ 120,138,314
INCOME AND DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
INCOME OF $64,492 AND $97,053, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       3,043,647         5,495,549

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    322,117           639,858

 REDEEMED                                                   (2,761,963)       (6,514,225)

 NET INCREASE (DECREASE)                                    603,801           (378,818)



FINANCIAL HIGHLIGHTS
     SIX MONTHS ENDED   YEARS ENDED SEPTEMBER 30,
     MARCH 31, 1998

     (UNAUDITED)        1997                       1996  1995  1994  1993


SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING    $ 9.370    $ 9.320    $ 9.490    $ 9.290    $ 9.960    $ 10.140
OF PERIOD

INCOME FROM INVESTMENT         .279 D     .603 D     .599       .648       .533       .722
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              .018       .022       (.167)     .174       (.648)     (.209)
 UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         .297       .625       .432       .822       (.115)     .513
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.267)     (.575)     (.602)     (.622)     (.555)     (.623)
 INCOME

 FROM NET REALIZED             -          -          -          -          -          (.070)
 GAIN

 TOTAL DISTRIBUTIONS           (.267)     (.575)     (.602)     (.622)     (.555)     (.693)

NET ASSET VALUE,              $ 9.400    $ 9.370    $ 9.320    $ 9.490    $ 9.290    $ 9.960
END OF PERIOD

TOTAL RETURN B, C              3.20%      6.90%      4.67%      9.15%      (1.18)%    5.26%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 126,140  $ 120,138  $ 123,044  $ 140,471  $ 132,466  $ 168,292
(000 OMITTED)

RATIO OF EXPENSES TO           .80% A     .81%       .79%       .82%       .95%       .61% E
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        5.95% A    6.45%      6.54%      6.67%      6.80%      7.19%
INCOME TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER RATE        168% A     126%       188%       266%       184%       348%


ANNUALIZED
TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED MARCH 31, 1998 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Short-Intermediate Government Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
 INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gain/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $108,232,684 and $101,257,721, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .44% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
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INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Fred L. Henning, Jr., Vice President
Curtis Hollingsworth, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
The Bank of New York
New York, NY
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(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

INVESTMENT GRADE BOND
FUND
SEMIANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  21   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 25   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average-sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998         PAST 6  PAST 1  PAST 5  LIFE OF
                                     MONTHS  YEAR    YEARS   FUND

 SPARTAN INV. GRADE BOND             4.60%   11.93%  40.36%  51.45%

LB AGGREGATE BOND                    4.54%   11.99%  39.89%  N/A

INTERMEDIATE INVESTMENT GRADE DEBT   3.94%   10.78%  34.98%  N/A
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Aggregate Bond Index - a market value weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 221 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges. AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998              PAST 1  PAST 5  LIFE OF
                                          YEAR    YEARS   FUND

SPARTAN INV. GRADE BOND                   11.93%  7.02%   7.84%

LB AGGREGATE BOND                         11.99%  6.94%   N/A

INTERMEDIATE INVESTMENT GRADE DEBT        10.78%  6.17%   N/A
FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan Inv. Grade Bond     LB Aggregate Bond
             00448                       LB001
  1992/10/31      10000.00                    10000.00
  1992/11/30      10100.23                    10002.26
  1992/12/31      10335.59                    10161.31
  1993/01/31      10596.70                    10356.17
  1993/02/28      10934.98                    10537.45
  1993/03/31      10996.47                    10581.36
  1993/04/30      11037.29                    10655.05
  1993/05/31      11079.89                    10668.61
  1993/06/30      11441.55                    10861.96
  1993/07/31      11610.81                    10923.40
  1993/08/31      12007.92                    11114.86
  1993/09/30      12042.87                    11145.39
  1993/10/31      12141.98                    11187.03
  1993/11/30      11929.42                    11091.87
  1993/12/31      11964.69                    11151.98
  1994/01/31      12214.15                    11302.55
  1994/02/28      11792.85                    11106.19
  1994/03/31      11397.64                    10832.38
  1994/04/30      11282.21                    10745.88
  1994/05/31      11210.53                    10744.37
  1994/06/30      11204.45                    10720.63
  1994/07/31      11398.73                    10933.57
  1994/08/31      11397.63                    10947.14
  1994/09/30      11230.00                    10786.02
  1994/10/31      11206.19                    10776.41
  1994/11/30      11239.11                    10752.47
  1994/12/31      11345.82                    10826.72
  1995/01/31      11550.30                    11040.99
  1995/02/28      11770.37                    11303.50
  1995/03/31      11913.47                    11372.84
  1995/04/30      12065.51                    11531.71
  1995/05/31      12568.89                    11977.95
  1995/06/30      12662.03                    12065.77
  1995/07/31      12620.61                    12038.82
  1995/08/31      12779.07                    12184.11
  1995/09/30      12908.15                    12302.65
  1995/10/31      13077.08                    12462.64
  1995/11/30      13271.87                    12649.39
  1995/12/31      13457.19                    12826.91
  1996/01/31      13549.06                    12912.09
  1996/02/29      13313.02                    12687.65
  1996/03/31      13212.86                    12599.45
  1996/04/30      13123.30                    12528.60
  1996/05/31      13089.70                    12503.16
  1996/06/30      13253.71                    12671.06
  1996/07/31      13286.45                    12705.74
  1996/08/31      13264.80                    12684.44
  1996/09/30      13484.04                    12905.49
  1996/10/31      13773.70                    13191.37
  1996/11/30      13994.27                    13417.32
  1996/12/31      13876.70                    13292.57
  1997/01/31      13922.68                    13333.27
  1997/02/28      13947.96                    13366.44
  1997/03/31      13789.56                    13218.32
  1997/04/30      14004.68                    13416.19
  1997/05/31      14125.14                    13543.01
  1997/06/30      14285.21                    13703.76
  1997/07/31      14673.39                    14073.31
  1997/08/31      14551.15                    13953.26
  1997/09/30      14755.76                    14159.05
  1997/10/31      14949.72                    14364.46
  1997/11/30      14998.03                    14430.60
  1997/12/31      15164.78                    14575.90
  1998/01/31      15358.71                    14763.03
  1998/02/28      15371.17                    14751.91
  1998/03/31      15431.42                    14802.60
IMATRL PRASUN   SHR__CHT 19980331 19980408 111144 R00000000000068
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Investment Grade Bond Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $15,431 - a 54.31% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Aggregate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $14,802 - a 48.02% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY
IS NO GUARANTEE OF HOW IT WILL
DO TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS
     SIX MONTHS  YEARS ENDED SEPTEMBER 30,
     ENDED
     MARCH 31,

                 1998   1997   1996    1995    1994     1993

DIVIDEND RETURN  3.14%  6.73%  6.33%   7.66%   6.24%    8.77%

CAPITAL RETURN   1.46%  2.69%  -1.88%   7.27%  -13.01%   9.37%

TOTAL RETURN     4.60%  9.42%  4.45%   14.93%  -6.77%   18.14%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund, if any, are reinvested. Capital and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED MARCH 31, 1998  PAST 1       PAST 6        PAST 1
                              MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE           5.42(CENTS)  31.80(CENTS)  64.28(CENTS)

ANNUALIZED DIVIDEND RATE      6.14%        6.15%         6.28%

30-DAY ANNUALIZED YIELD       6.01%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.40 over the past one month, $10.37 over the past six months and $10.23 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 5.77%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a relatively
favorable investing climate for
bonds during the six months that
ended March 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable investment-grade bond
market - returned 4.54% during
this period. Global volatility and
historically low interest rates were
the main stories in the last quarter
of 1997. Financial problems in Asia
came to a head in October,
resulting in a "flight to quality."
Wary stock investors sought
investments offering lower
volatility, helping the U.S. bond
market - especially U.S.
Treasuries - surge. The Lehman
Brothers Corporate Bond Index
returned 4.49% for the six-month
period. Corporate bonds
benefited from continued
economic growth and demand for
yield, although they faltered
somewhat in January 1998.
Investors feared a slowdown in
demand in Asia would eat into
corporate earnings. In spite of
record new issuance in February
1998, corporates rebounded due
in part to increased demand on the
part of yield-hungry investors.
Mortgage-backed bonds
performed well during the period,
even though lower interest rates
resulted in more mortgage
prepayment activity. The Lehman
Brothers Mortgage-Backed
Securities Index generated a
six-month return of 4.04%.
High-yield and emerging-market
issues performed very well
throughout the first quarter of
1998.
An interview with Kevin Grant, Portfolio Manager of Spartan Investment Grade Bond Fund
Q. HOW DID THE FUND PERFORM, KEVIN?
A. I'm pleased with the fund's performance. For the six months that ended March 31, 1998, the fund returned 4.60%. This topped the intermediate investment grade debt funds average tracked by Lipper Analytical Services, which returned 3.94%.The Lehman Brothers Aggregate Bond Index returned 4.54% during the six-month period. For the 12 months that ended March 31, 1998, the fund produced an 11.93% return, while the Lipper average and Lehman Brothers index returned 10.78% and 11.99%, respectively.
Q. WHAT FACTORS LED TO THE FUND'S SOLID SHOWING?
A. I positioned the fund defensively beginning last summer. Last July, I began to notice disturbing trends in the Asian markets. While the fund didn't have a considerable amount of direct Asian exposure, I began to lighten up on some of the positions that were indirectly affected by the goings-on in Asia. For example, the fund had a position in one of Mobil's liquefied natural gas projects in the Middle East, and this project had long-term contracts to sell the gas to South Korea. As events in Asia unfolded, Korean markets were negatively affected as were these particular bonds. By selling positions such as these before the Asian decline peaked, the fund avoided significant losses when the Asian markets fell in October 1997.
Q. WERE THERE ANY OTHER DEVELOPMENTS THAT HELPED THE FUND'S
PERFORMANCE?
A. A second factor I'd highlight was the situation within the mortgage-backed sector. Six months ago, the fund was underweighted relative to its index in mortgage-backed issues because I didn't feel prices were appropriate for the level of risk involved. Mortgage securities continued to be expensive until January 1998, when interest rates plummeted due to Asian concerns and corporate bonds cheapened. In December and January - as investors began to realize that lower rates would mean higher mortgage prepayment risk - mortgage-backed issues dramatically underperformed both Treasuries and corporates. Correspondingly, the fund's underweighting in mortgage-backed investments helped significantly. When mortgage-backed issues cheapened in January, I increased the fund's mortgage-related positions to the point of being overweighted relative to the index. This overweighting helped performance in February and March, as mortgage-backed bonds rebounded and performed well.
Q. CLOSER TO HOME, THE U.S. BOND MARKET ENJOYED A NICE RUN DURING THE
PERIOD . . .
A. It really did. We had a very strong domestic economy and virtually no inflationary pressure during the period. A lot of market followers have dubbed it the "Goldilocks" economy, meaning that it's not too hot and not too cold, but just right. I don't know when these pleasant conditions will end, but at this point it seems like everything is in place for the U.S economy to be able to maintain its strength. The Asian crises also helped the U.S. economy to an extent. Because of their problems, Asian companies are trying to export their way out of a recession by exporting higher volumes of products at lower prices. This trend also helped keep inflation at bay in the U.S.
Q. WERE THERE ANY SECTORS THAT
CONTRIBUTED TO PERFORMANCE?
A. The wave of consolidation within the banking sector - which continued to be prevalent throughout the period - helped boost the credit quality of many of the fund's positions. When a bank with a single A rating acquires a bank with a BBB rating, the BBB bank gets an almost instantaneous quality upgrade. This strategy has worked beautifully for the fund over the past few years, as a number of its lower-quality banks have been benefactors of such acquisitions. An example within the portfolio would be H.F. Ahmanson, a savings and loan institution that was acquired by Washington Mutual during the period.
Q. WHAT'S YOUR OUTLOOK?
A. Knock on wood, but the outlook appears encouraging. Because capital markets reward issuers for carrying less debt, the bond market benefits when companies receive credit upgrades. Earnings and cash flows also appear healthy at this point. Mortgage-backed bonds may remain cheap, since interest rates and inflation should remain low, and volatility throughout the market looks to be minimal. In terms of the portfolio, I may look to add to the fund's corporate bond positions, either through real estate investment trusts or standard corporate issues. In an environment such as we've seen - where yields on corporate, mortgage-backed and asset-backed bonds are attractive - it's not conducive to good performance to own a lot of government-backed securities.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
KEVIN GRANT DISCUSSES THE
BENEFITS OF REAL ESTATE
INVESTMENT TRUSTS:
"REAL ESTATE INVESTMENT TRUSTS
- COMMONLY KNOWN AS REITS -
HAVE BECOME QUITE POPULAR IN
RECENT YEARS. REITS ARE PUBLICLY
TRADED COMPANIES THAT MANAGE
REAL ESTATE PORTFOLIOS. FOR EXAMPLE,
REITS INVEST IN A WIDE VARIETY OF
REAL ESTATE, FROM SHOPPING CENTERS
TO OFFICE BUILDINGS AND APARTMENTS.
MOST REITS TYPICALLY ISSUE ONLY
EQUITY, BUT THERE ARE A FEW LARGER
REITS THAT ISSUE DEBT AS WELL.
"THERE WERE A COUPLE OF FORCES AT
WORK THAT MADE BONDS ISSUED BY
REITS ATTRACTIVE DURING THE PERIOD.
FIRST, THEY WERE PRICED
INEXPENSIVELY RELATIVE TO CORPORATE
BONDS. SECOND, THE STOCK MARKET
LATELY HAS BEEN PUNISHING ISSUERS
THAT HAVE AN ABUNDANCE OF
OUTSTANDING DEBT. BECAUSE OF THIS, I
FELT THAT MOST REITS WOULDN'T BE
ADDING DEBT TO THEIR BALANCE
SHEETS. TO ME, CHEAP PRICES AND THE
LIKELIHOOD THAT REITS WOULD NOT
BECOME OVER-LEVERAGED EQUATED TO A
SOUND BOND INVESTMENT. I MAY TRY
TO ADD TO THE FUND'S REIT
EXPOSURE, BUT IT COULD BE A
CHALLENGE BECAUSE ATTRACTIVE
REITS COULD BE HARD TO FIND.
HOWEVER, THERE ARE SOME BONDS HERE
AND THERE THAT MAY MAKE SENSE TO
OWN. GOING FORWARD, I'LL KEEP AN
EYE OUT FOR ANY INTERESTING
OPPORTUNITIES."
FUND FACTS
GOAL: HIGH CURRENT INCOME
FUND NUMBER: 448
TRADING SYMBOL: FSIBX
START DATE: OCTOBER 1, 1992
SIZE: AS OF MARCH 31, 1998,
MORE THAN $819 MILLION
MANAGER: KEVIN GRANT, SINCE
1997; ALSO MANAGER OF SEVERAL
FIDELITY INVESTMENT-GRADE
TAXABLE BOND FUNDS; JOINED
FIDELITY IN 1993
(CHECKMARK)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MARCH 31, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                4   61.2
                   6
                   .
                   9

AA                 4   3.5
                   .
                   2

A                  6   11.0
                   .
                   9

BAA                1   14.6
                   4
                   .
                   5

BA                 3   4.2
                   .
                   0

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF MARCH 31, 1998
            6 MONTHS AGO

YEARS  7.5  8.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MARCH 31, 1998
            6 MONTHS AGO

YEARS  4.5  4.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1998 * AS OF SEPTEMBER 30, 1997 **

CORPORATE BONDS 30.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 12.2%
U.S. GOVERNMENT
AGENCY-MORTGAGE
BACKED SECURITIES 30.0%
OTHER 3.2%
SHORT-TERM
INVESTMENTS 24.5%
CORPORATE BONDS 37.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 39.4%
U.S. GOVERNMENT
AGENCY-MORTGAGE
BACKED SECURITIES 13.3%
OTHER 4.7%
SHORT-TERM
INVESTMENTS 5.5%
ROW: 1, COL: 1, VALUE: 24.5
ROW: 1, COL: 2, VALUE: 3.2
ROW: 1, COL: 3, VALUE: 30.0
ROW: 1, COL: 4, VALUE: 12.2
ROW: 1, COL: 5, VALUE: 30.1
ROW: 1, COL: 1, VALUE: 5.5
ROW: 1, COL: 2, VALUE: 4.7
ROW: 1, COL: 3, VALUE: 13.3
ROW: 1, COL: 4, VALUE: 39.4
ROW: 1, COL: 5, VALUE: 37.1

* FOREIGN
 INVESTMENTS 17.4%
** FOREIGN
 INVESTMENTS 5.6%
INVESTMENTS MARCH 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 30.1%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
AEROSPACE & DEFENSE - 0.5%
DEFENSE ELECTRONICS - 0.5%
Raytheon Co. 6.45%, 8/15/04  Baa1 $ 5,000,000 $ 5,042,050
CONSTRUCTION & REAL ESTATE - 0.3%
REAL ESTATE INVESTMENT TRUSTS - 0.3%
EOP Operating L.P.:
6 5/8%, 2/15/05 (a)  Baa1  1,250,000  1,240,138
 6 3/4%, 2/15/08 (a)  Baa1  2,000,000  1,983,660
  3,223,798
DURABLES - 1.9%
CONSUMER ELECTRONICS - 0.5%
Sony Corp. 6 1/8%, 3/4/03  Aa3  5,000,000  4,988,450
TEXTILES & APPAREL - 1.4%
Levi Strauss & Co. 7%, 11/1/06 (a)  Baa2  8,550,000  8,648,859
Unifi, Inc. 6 1/2%, 2/1/08 (a)  A3  5,000,000  4,903,500
  13,552,359
TOTAL DURABLES   18,540,809
ENERGY - 0.4%
OIL & GAS - 0.4%
Petroleum Geo Services ASA
7 1/8%, 3/30/28  Baa3  3,400,000  3,406,460
FINANCE - 13.5%
ASSET-BACKED SECURITIES - 4.2%
Arcadia Automobile Receivables Trust
6 1/2%, 6/17/02   Aaa  14,000,000  14,122,500
Capital Equipment Receivables Trust
6.48%, 10/15/06  Baa2  1,760,000  1,749,774
Contimortgage Home Equity Loan Trust
6.26%, 7/15/12   Aaa  5,000,000  5,003,125
Ford Credit Auto Owner Trust:
6.40%, 5/15/02   A1  1,730,000  1,740,761
 6.20%, 12/15/02   Baa3  1,790,000  1,776,575
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  294,767  294,952
Green Tree Financial Corp. 6.10%, 4/15/27   Aaa  1,005,154  1,005,777
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Key Auto Finance Trust Class C
6.65%, 10/15/03   Baa3 $ 660,000 $ 660,309
Key Plastics, Inc. 10 1/4%, 3/15/07   A2  2,250,000  2,253,867
MBNA Master Credit Card Trust II Class A
6.55%, 1/15/07   Aaa  5,000,000  5,116,450
PNC Student Loan Trust I 6.314%, 1/25/01   Aaa  5,700,000  5,736,537
Premier Auto Trust:
8.05%, 4/4/00   Aaa  537,981  541,511
 6%, 5/6/00   Aaa  945,346  946,225
  40,948,363
BANKS - 2.6%
ABN Amro Bank NV 6 5/8%, 10/31/01  Aa3  1,750,000  1,780,310
Banc One Corp. 6.70%, 3/24/00  Aa3  2,100,000  2,125,200
BanPonce Corp.:
5 3/4%, 3/1/99  A3  690,000  687,502
 6.378%, 4/8/99  A3  770,000  771,040
Capital One Bank:
6.42%, 11/12/99  Baa3  4,000,000  4,014,240
 6 3/8%, 2/15/03  Baa3  2,400,000  2,363,112
Central Fidelity Banks, Inc. 8.15%, 11/15/02  A1  1,000,000  1,076,450
Citicorp 7.20%, 6/15/07  A1  1,850,000  1,946,737
Fleet/Norstar Financial Group, Inc. 9%, 12/1/01 A3 250,000 271,400 Hartford National Corp. 9.85%, 6/1/99 A3 1,650,000 1,716,561
Kansallis-Osake-Pankki 10%, 5/1/02  A3  430,000  485,827
NB Capital Trust IV 8 1/4%, 4/15/27  A1  3,980,000  4,330,001
Provident Bank 6 1/8%, 12/15/00  A3  210,000  209,672
Summit Bancorp. 8 5/8%, 12/10/02  BBB  1,000,000  1,090,030
Union Planters Corp. 6 3/4%, 11/1/05  Baa2  1,200,000  1,212,924
Union Planters National Bank 6.81%, 8/20/01  A3  1,000,000  1,015,710
  25,096,716
CREDIT & OTHER FINANCE - 5.0%
AT&T Capital Corp.:
6.41%, 8/13/99  Baa3  2,000,000  2,007,100
 6.16%, 12/3/99  Baa3  750,000  749,550
Associates Corp. of North America:
6 7/8%, 2/15/00  Aa3  1,000,000  1,018,710
 7 1/2%, 5/15/99  Aa3  3,000,000  3,048,450
BCH Cayman Islands Ltd. yankee
7.70%, 7/15/06  A3  180,000  191,934
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - CONTINUED
Bank of New York Co., Inc.
Capital I 7.97%, 12/31/26  A1 $ 3,000,000 $ 3,190,050
BankBoston Capital Trust II 7 3/4%, 12/15/26  A2  1,750,000  1,792,700
BanPonce Trust I 8.327%, 2/1/27 (a)  Baa1  1,960,000  2,091,222
Chase Capital I 7.67%, 12/1/26  Aa3  10,570,000  10,827,168
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  1,960,000  1,971,760
First Security Capital I 8.41%, 12/15/26  A3  5,420,000  5,902,001
First Union Institutional Capital I 8.04%, 12/1/26  BBB  2,000,000
2,117,060
Fleet Mortgage Group 6 1/2%, 9/15/99  A2  250,000  251,690
General Electric Capital Corp. 6.94%,
4/13/09 (c)  Aaa  1,750,000  1,765,470
General Motors Acceptance Corp.
6.65%, 5/24/00  A3  2,520,000  2,550,870
JPM Capital Trust II 7.95%, 2/1/27  Aa2  4,620,000  4,867,909
KeyCorp Institutional Capital Series A
7.826%, 12/1/26  A1  1,100,000  1,139,248
MCN Investment Corp. 6.03%, 2/1/01  Baa2  800,000  799,320
PNC Institutional Capital Trust
8.315%, 5/15/27 (a)  A2  2,000,000  2,161,580
  48,443,792
INSURANCE - 0.5%
Executive Risk Capital Trust 8 5/8%, 2/1/27  Baa3  2,750,000
3,010,618
Protective Life Corp. 7.95%, 7/1/04  A3  400,000  429,564
SunAmerica, Inc. 6.20%, 10/31/99  Baa1  1,500,000  1,501,800
  4,941,982
SAVINGS & LOANS - 1.2%
Ahmanson (H.F.) & Co. 9 7/8%, 11/15/99  Baa2  5,000,000  5,281,000
Great West Financial Trust II 8.206%, 2/1/27  A3  4,000,000  4,234,000
Long Island Savings Bank 6.20%, 4/2/01  Baa3  1,550,000  1,548,760
  11,063,760
TOTAL FINANCE   130,494,613
HOLDING COMPANIES - 0.3%
Norfolk Southern Corp. 7.05%, 5/1/37  Baa1  2,510,000  2,643,532
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%
POLLUTION CONTROL - 0.7%
WMX Technologies, Inc.:
6 1/4%, 4/1/99  Baa3 $ 2,200,000 $ 2,201,782
 7.10%, 8/1/26  Baa3  4,000,000  4,136,960
  6,338,742
MEDIA & LEISURE - 3.3%
BROADCASTING - 2.0%
Continental Cablevision, Inc.:
8.30%, 5/15/06  Baa3  735,000  807,434
 9%, 9/1/08  Baa3  1,450,000  1,683,900
Hearst-Argyle Television, Inc.
7 1/2%, 11/15/27  Baa3  2,750,000  2,843,033
TCI Communication, Inc.:
7 1/4%, 6/15/99  Ba1  9,350,000  9,454,814
 7 3/8%, 2/15/00  Ba1  1,000,000  1,018,500
Time Warner, Inc. 9 1/8%, 1/15/13  Ba1  3,000,000  3,569,640
  19,377,321
ENTERTAINMENT - 0.8%
Viacom, Inc. 7 3/4%, 6/1/05  Ba2  7,000,000  7,341,250
PUBLISHING - 0.5%
News America, Inc. 6 5/8%, 1/9/08 (a)  Baa3  1,400,000  1,376,060
Time Warner Entertainment Co. LP:
10.15%, 5/1/12  Baa3  500,000  643,970
 8 7/8%, 10/1/12  Baa3  750,000  882,375
 8 3/8%, 3/15/23  Baa3  1,750,000  1,993,863
  4,896,268
RESTAURANTS - 0.0%
Darden Restaurants, Inc. 6 3/8%, 2/1/06  Baa1  500,000  482,395
TOTAL MEDIA & LEISURE   32,097,234
NONDURABLES - 0.9%
FOODS - 0.2%
ConAgra, Inc. 7 1/8%, 10/1/26  Baa1  2,040,000  2,147,488
TOBACCO - 0.7%
Philip Morris Companies, Inc.:
7%, 7/15/05  A2  2,000,000  2,037,700
 6.95%, 6/1/06  A2  4,000,000  4,111,400
  6,149,100
TOTAL NONDURABLES   8,296,588
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
RETAIL & WHOLESALE - 1.1%
GENERAL MERCHANDISE STORES - 0.9%
Dayton Hudson Corp. 6.40%, 2/15/03  Baa1 $ 1,000,000 $ 1,001,040
Federated Department Stores, Inc.:
8 1/2%, 6/15/03  Baa2  4,000,000  4,365,520
 6.79%, 7/15/27  Baa2  2,000,000  2,029,980
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  1,400,000  1,424,780
  8,821,320
GROCERY STORES - 0.2%
American Stores Co. 7 1/2%, 5/1/37  Baa2  2,000,000  2,194,860
TOTAL RETAIL & WHOLESALE   11,016,180
TECHNOLOGY - 0.9%
COMPUTERS & OFFICE EQUIPMENT - 0.6%
Comdisco, Inc. 6 3/8%, 11/30/01  Baa1  6,000,000  6,028,440
ELECTRONICS - 0.3%
Texas Instruments, Inc. 6 7/8%, 7/15/00  A3  2,600,000  2,641,938
TOTAL TECHNOLOGY   8,670,378
TRANSPORTATION - 1.1%
AIR TRANSPORTATION - 0.4%
Delta Air Lines, Inc. equipment trust certificate
8.54%, 1/2/07  Baa1  2,478,736  2,711,786
United Air Lines, Inc. 10 1/4%, 7/15/21  Baa3  1,000,000  1,329,530
  4,041,316
RAILROADS - 0.7%
Burlington Northern Santa Fe Corp.:
6 7/8%, 12/1/27  Baa2  2,000,000  1,990,000
 6.53%, 7/15/37  Baa2  5,000,000  5,078,000
  7,068,000
TOTAL TRANSPORTATION   11,109,316
UTILITIES - 5.2%
CELLULAR - 1.0%
Airtouch Communications, Inc. 7%, 10/1/03  Baa2  9,500,000  9,747,285
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  279,000  288,187
  10,035,472
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
UTILITIES - CONTINUED
ELECTRIC UTILITY - 2.6%
Avon Energy Partners Holdings:
7.05%, 12/11/07 (a)  Baa2 $ 6,000,000 $ 6,184,200
 6.46%, 3/4/08 (a)  Baa2  3,200,000  3,161,888
British Columbia Hydro & Power Authority
yankee 12 1/2%, 1/15/14  Aa2  410,000  446,006
DR Investment yankee 7.10%, 5/15/02 (a)  Baa1  2,000,000  2,049,125
Hydro-Quebec yankee 8%, 2/1/13  A2  250,000  280,450
Israel Electric Corp. Ltd.:
yankee 7 1/4%, 12/15/06 (a)  A3  1,000,000  1,024,970
 7 3/4%, 12/15/27 (a)  A3  5,195,000  5,239,521
Philadelphia Electric Co. 1st & ref. mtg.:
8 5/8%, 6/1/22  Baa1  300,000  317,418
 8 1/4%, 9/1/22  Baa1  100,000  103,470
 7 3/4%, 5/1/23  Baa1  1,000,000  1,008,150
Texas Utilities Co., Series C, 6 3/8%,
1/1/08 (a)  Baa3  5,925,000  5,689,422
  25,504,620
GAS - 0.4%
Mitchell Energy & Development Corp.
8%, 7/15/99  Baa3  2,520,000  2,571,559
Panhandle Eastern Corp. 8 5/8%, 12/1/99  A3  1,000,000  1,039,810
  3,611,369
TELEPHONE SERVICES - 1.2%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa1  3,460,000  3,461,972
GTE Corp. 7.83%, 5/1/23  Baa1  1,000,000  1,047,480
WorldCom, Inc.:
9 3/8%, 1/15/04  Ba1  3,486,000  3,694,114
 7 3/4%, 4/1/07   Ba1  2,920,000  3,147,906
  11,351,472
TOTAL UTILITIES   50,502,933
TOTAL NONCONVERTIBLE BONDS
(Cost $286,780,685)   291,382,633
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 12.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 9.3%
5 1/2%, 12/31/00  Aaa $ 6,220,000 $ 6,198,603
6 3/8%, 9/30/01  Aaa  35,000,000  35,771,050
5 7/8%, 11/30/01  Aaa  7,030,000  7,077,242
7%, 7/15/06  Aaa  9,685,000  10,467,354
6 7/8%, 8/15/25  Aaa  22,735,000  25,356,573
6 3/8%, 8/15/27  Aaa  360,000  380,250
6 1/8%, 11/15/27  Aaa  4,850,000  4,973,530
  90,224,602
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.9%
Fannie Mae 6.72%, 8/1/05  Aaa  1,740,000  1,812,854
Federal Home Loan Bank:
7.31%, 6/16/04  Aaa  5,000,000  5,350,000
 7.36%, 7/1/04  Aaa  7,900,000  8,472,750
 7.87%, 10/20/04  Aaa  1,700,000  1,873,723
Financing Corporation 0%, 3/26/04  Aaa  5,606,000  3,934,011
Freddie Mac 8.115%, 1/31/05  Aaa  4,350,000  4,869,260
Guaranteed Export Trust Certificates
(assets of Trust Guaranteed by U.S. Government
through Export-Import Bank) Series 1994-C,
6.61%, 9/15/99  Aaa  28,497  28,645
U.S. Department of Housing and Urban
Development Government guaranteed
participation certificates Series 1995-A,
8.24%, 8/1/04  Aaa  1,000,000  1,116,920
  27,458,163
TOTAL U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS
(Cost $116,782,997)   117,682,765
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 30.0%
FANNIE MAE - 27.4%
5 1/2%, 1/1/09 to 3/1/11  Aaa  15,597,073  15,129,449
6%, 4/1/13 (e)  Aaa  73,500,000  72,876,719
6%, 1/1/24 to 11/1/25  Aaa  6,471,022  5,786,940
6 1/2%, 12/1/02 to 4/1/28   Aaa  93,623,498  92,491,329
6 1/2%, 4/1/13 (e)  Aaa  17,000,000  16,840,271
7%, 4/1/13 to 5/1/13 (e)  Aaa  59,280,000  60,014,839
8%, 12/1/21 to 12/1/24  Aaa  750,675  778,109
9 1/2%, 4/1/17 to 12/1/18  Aaa  1,335,394  1,442,037
  265,359,693
FREDDIE MAC - 0.1%
7%, 6//1/01 to 7/1/01  Aaa  606,327  613,567
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
GOVERNMENT NATIONAL MORTGAGE ASSOCATION - 2.5%
6%, 10/15/08 to 5/15/09   Aaa $ 3,805,117 $ 3,787,237
7 1/2%, 12/15/25 to 2/15/28   Aaa  19,354,800  19,844,998
9 1/2%, 7/15/16 to 3/15/22   Aaa  829,650  900,312
  24,532,547
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $290,441,925)   290,505,807
 COMMERCIAL MORTGAGE SECURITIES - 1.2%
BKB Commercial Mortgage Trust Series 1997-C1
Class A-1, 6 7/8%, 2/25/43 (a)  AAA  180,242  179,792
CS First Boston Mortgage Securities Corp.
Series 1997-C2 Class D, 7.27%, 4/17/11  Baa2  2,200,000  2,221,313
Equitable Life Assurance Society of the United
States (The):
 Series 174 Class B1,
  7.33%, 5/15/06 (a)  Aa2  1,000,000  1,051,950
  Series 1996-1 Class C1,
  7.52%, 5/15/06 (a)  A2  1,000,000  1,056,330
General Motors Acceptance Corp. Commercial
Mortgage Securities, Inc. Series 1997-C2
Class E, 7.624%, 4/15/11  Baa3  1,880,000  1,904,381
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (a)(d)  AAA  53,083  53,000
Structured Asset Securities Corp. sequential pay
Series 1996 Class A-2A, 7 3/4%, 2/25/28  AAA  1,515,000  1,529,440
Thirteen Affiliates of General Growth
Properties, Inc. sequential pay Series A-2,
6.602%, 11/15/12 (a)  Aaa  3,000,000  3,042,870
Wells Fargo Capital Markets Apartment
Financing Trust 6.56%, 12/29/05 (a)  Aaa  575,661  583,842
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,417,582)   11,622,918
FOREIGN GOVERNMENT OBLIGATIONS - 1.2%
Alberta Province yankee 9 1/4%, 4/1/00  Aa2  1,650,000  1,748,324
Manitoba Province yankee 6 7/8%, 9/15/02  A1  6,300,000  6,466,131
New Brunswick Province yankee
7 5/8%, 2/15/13  A1  500,000  556,000
FOREIGN GOVERNMENT OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
Ontario Province 7%, 8/4/05  Aa3 $ 2,000,000 $ 2,103,280
Saskatchewan Province yankee
8 1/2%, 7/15/22  A3  300,000  365,298
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $11,043,936)   11,239,033
SUPRANATIONAL OBLIGATIONS - 0.5%
Inter American Development Bank yankee
6.29%, 7/16/27 (Cost $4,968,550)  Aaa  5,000,000  5,251,650
CERTIFICATES OF DEPOSIT - 12.7%
Bank of Tokyo-Mitsubishi Ltd. yankee:
6%, 4/13/98  -  3,000,000  3,000,140
 6%, 4/23/98  Aa2  37,000,000  37,003,511
Canadian Imperial Bank of Commerce
NY Branch yankee 6.20%, 8/1/00  Aa3  2,500,000  2,506,150
Sanwa Bank Ltd. Japan yankee:
6 1/2%, 4/13/98  -  35,000,000  35,004,274
 6.23%, 4/27/98  -  5,000,000  5,001,354
Sumitomo Bank Ltd. Japan yankee:
6.05%, 4/13/98  -  35,000,000  35,002,156
 6.05%, 4/27/98  A1  5,000,000  5,000,736
TOTAL CERTIFICATES OF DEPOSIT
(Cost $122,503,750)   122,518,321
CASH EQUIVALENTS - 12.1%
 MATURITY
 AMOUNT
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.92%, dated
3/31/98 due 4/1/98  $ 116,842,225  116,823,000
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $960,762,425)    $ 967,026,127
LEGEND
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $51,721,929 or 6.3% of net assets.
(b) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 57.9% AAA, AA, A 56.1%
Baa 14.2% BBB  17.5%
Ba 2.9% BB  0.9%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government.
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   82.6%
Japan    12.9
Canada   1.5
United Kingdom   1.2
Others (individually less than 1%)   1.8
TOTAL  100.0%
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $960,815,966. Net unrealized appreciation aggregated $6,210,161, of which $8,298,128 related to appreciated investment securities and $2,087,967 related to depreciated investment securities.
At September 30, 1997, the fund had a capital loss carryforward of approximately $6,771,000 of which $105,000, $446,000 and $6,220,000 will expire on September 30, 2003, 2004, and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 1998, approximately $606,000 of losses recognized during the period November 1, 1996 to September 30, 1997.
At September 30, 1997, the fund was required to defer approximately $54,000 of losses on futures contracts.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 MARCH 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 967,026,127
AGREEMENTS OF $116,823,000) (COST $960,762,425) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                       12,329

RECEIVABLE FOR INVESTMENTS SOLD                                            963,013

RECEIVABLE FOR FUND SHARES SOLD                                            1,539,350

INTEREST RECEIVABLE                                                        8,506,223

 TOTAL ASSETS                                                              978,047,042

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 5,901,448
REGULAR DELIVERY

 DELAYED DELIVERY                                            149,731,829

PAYABLE FOR FUND SHARES REDEEMED                             1,763,850

DISTRIBUTIONS PAYABLE                                        533,729

ACCRUED MANAGEMENT FEE                                       256,168

 TOTAL LIABILITIES                                                         158,187,024

NET ASSETS                                                                $ 819,860,018

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 812,176,418

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                           (244,978)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      1,664,876
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  6,263,702

NET ASSETS, FOR 78,868,180 SHARES OUTSTANDING                             $ 819,860,018

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                       $10.40
PER SHARE ($819,860,018 (DIVIDED BY) 78,868,180 SHARES)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                   $ 22,211,226
INTEREST

EXPENSES

MANAGEMENT FEE                                         $ 2,210,675

NON-INTERESTED TRUSTEES' COMPENSATION                   1,207

 TOTAL EXPENSES BEFORE REDUCTIONS                       2,211,882

 EXPENSE REDUCTIONS                                     (918,273)    1,293,609

NET INVESTMENT INCOME                                                20,917,617

REALIZED AND UNREALIZED GAIN (LOSS)                                  9,311,652
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)                 (1,796,640)
ON INVESTMENT SECURITIES

NET GAIN (LOSS)                                                      7,515,012

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                     $ 28,432,629
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           MARCH 31, 1998     SEPTEMBER 30,
                                                           (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 20,917,617       $ 25,681,700
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   9,311,652          487,898

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (1,796,640)        11,421,374

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            28,432,629         37,590,972
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (20,961,528)       (25,739,925)

SHARE TRANSACTIONS                                          386,546,119        359,111,379
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              18,169,448         21,867,052

 COST OF SHARES REDEEMED                                    (143,080,243)      (185,908,497)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            261,635,324        195,069,934
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   269,106,425        206,920,981

NET ASSETS

 BEGINNING OF PERIOD                                        550,753,593        343,832,612

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF       $ 819,860,018      $ 550,753,593
NET INVESTMENT INCOME OF $244,978 AND
$201,067, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       37,182,325         35,504,616

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    1,750,012          2,160,519

 REDEEMED                                                   (13,775,785)       (18,406,632)

 NET INCREASE (DECREASE)                                    25,156,552         19,258,503


FINANCIAL HIGHLIGHTS

     SIX MONTHS ENDED   YEARS ENDED SEPTEMBER 30,                    OCTOBER 1, 1992
     MARCH 31, 1998                                                  (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                     SEPTEMBER 30,

     (UNAUDITED)        1997                       1996  1995  1994  1993


SELECTED PER-SHARE DATA


NET ASSET VALUE,              $ 10.250    $ 9.980    $ 10.170   $ 9.510    $ 10.940   $ 10.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .316 D      .640 D     .655       .693       .668       .799
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              .152        .273       (.211)     .673       (1.384)    .940
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .468        .913       .444       1.366      (.716)     1.739
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.318)      (.643)     (.634)     (.686)     (.704)     (.798)
 INCOME

 IN EXCESS OF NET              -           -          -          -          -          (.001)
 INVESTMENT INCOME

 IN EXCESS OF NET              -           -          -          (.020)     (.010)     -
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.318)      (.643)     (.634)     (.706)     (.714)     (.799)

NET ASSET VALUE,              $ 10.400    $ 10.250   $ 9.980    $ 10.170   $ 9.510    $ 10.940
END OF PERIOD

TOTAL RETURN B, C              4.61%       9.43%      4.46%      14.94%     (6.75)%    18.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 819,860   $ 550,754  $ 343,833  $ 147,620  $ 106,207  $ 128,860
PERIOD (000 OMITTED)

RATIO OF EXPENSES TO           .38% A, E   .48% E     .65%       .65%       .65%       .65%
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        6.15% A     6.36%      6.35%      6.92%      6.90%      7.58%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        311% A      194%       169%       147%       44%        55%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Investment Grade Bond Fund (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, futures transactions, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. With respect to purchase commitments, the fund identifies securities as segregated
2. OPERATING POLICIES -
CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,163,570,058 and $957,176,018, respectively, of which U.S. government and government agency obligations aggregated $1,018,862,546 and $902,383,631, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $5,888 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of average net assets. For the period, the reimbursement reduced the expenses by $912,775.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $5,498 under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Kevin Grant, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
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SHORT-TERM BOND
FUND
SEMIANNUAL REPORT
MARCH 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  22   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 26   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
In the first quarter of 1998, the U.S. stock and bond markets responded differently to lingering uncertainty over the direction of the U.S. and global economies. On the one hand, the U.S. stock market soared to record heights as corporate earnings proved to be stronger than expected and investors shrugged off concerns about the effects of economic difficulties in Asia. On the other hand, two factors tempered returns in the bond market. First, interest-rate levels were generally positive, but were low enough to encourage a flood of new issuance that dampened performance. Second, there were concerns that continued economic strength might lead to eventual inflation, even though inflation indicators remained benign during the quarter.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the $5 account closeout fee on an average sized account. You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998   PAST 6  PAST 1  PAST 5  LIFE OF
                               MONTHS  YEAR    YEARS   FUND

SPARTAN SHORT-TERM BOND        3.14%   7.52%   25.85%  30.38%

LB 1-3 GOVT/CORP               3.12%   7.52%   31.08%  N/A

SHORT INVESTMENT GRADE DEBT    2.77%   7.00%   29.33%  N/A
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on October 1, 1992. For example, if you had invested $1,000 in a fund that had a 5% return, over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers 1-3 Year Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues, with maturities between one and three years. To measure how the fund's performance stacked up against its peers, you can compare it to the short investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 103 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MARCH 31, 1998                PAST 1  PAST 5  LIFE OF
                                            YEAR    YEARS   FUND

SPARTAN SHORT-TERM BOND FUND                7.52%   4.71%   4.94%

LB 1-3 GOVT/CORP                            7.52%   5.56%   N/A

SHORT INVESTMENT GRADE DEBT FUNDS AVERAGE   7.00%   5.27%   N/A

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER LIFE OF FUND
             Spartan Short-Term Bond     LB 1-3 Year Govt/Corp
             00449                       LB013
  1992/10/31      10000.00                    10000.00
  1992/11/30      10007.37                     9985.91
  1992/12/31      10100.06                    10080.21
  1993/01/31      10245.37                    10187.78
  1993/02/28      10362.03                    10270.90
  1993/03/31      10428.83                    10304.27
  1993/04/30      10491.81                    10368.93
  1993/05/31      10517.30                    10345.31
  1993/06/30      10633.77                    10423.65
  1993/07/31      10696.60                    10447.49
  1993/08/31      10801.74                    10534.96
  1993/09/30      10840.89                    10568.95
  1993/10/31      10900.33                    10593.61
  1993/11/30      10925.24                    10596.72
  1993/12/31      11009.87                    10639.63
  1994/01/31      11082.02                    10707.40
  1994/02/28      11001.58                    10642.53
  1994/03/31      10793.58                    10587.81
  1994/04/30      10672.90                    10547.60
  1994/05/31      10776.08                    10561.90
  1994/06/30      10637.30                    10589.67
  1994/07/31      10716.07                    10686.05
  1994/08/31      10772.43                    10722.12
  1994/09/30      10806.21                    10698.28
  1994/10/31      10793.34                    10722.74
  1994/11/30      10802.42                    10677.76
  1994/12/31      10500.90                    10698.07
  1995/01/31      10584.46                    10845.03
  1995/02/28      10686.93                    10995.09
  1995/03/31      10746.59                    11057.48
  1995/04/30      10852.82                    11157.58
  1995/05/31      11033.96                    11350.76
  1995/06/30      11103.44                    11412.52
  1995/07/31      11148.58                    11458.12
  1995/08/31      11219.00                    11527.56
  1995/09/30      11275.92                    11584.55
  1995/10/31      11374.74                    11680.73
  1995/11/30      11469.71                    11781.25
  1995/12/31      11545.13                    11870.58
  1996/01/31      11645.60                    11972.14
  1996/02/29      11604.18                    11926.54
  1996/03/31      11580.33                    11917.84
  1996/04/30      11593.17                    11929.86
  1996/05/31      11620.33                    11957.43
  1996/06/30      11710.28                    12044.89
  1996/07/31      11749.76                    12091.74
  1996/08/31      11789.36                    12136.30
  1996/09/30      11892.38                    12247.39
  1996/10/31      12024.38                    12385.64
  1996/11/30      12114.43                    12478.50
  1996/12/31      12126.29                    12480.57
  1997/01/31      12176.93                    12540.88
  1997/02/28      12207.78                    12571.97
  1997/03/31      12207.08                    12562.23
  1997/04/30      12299.58                    12665.24
  1997/05/31      12380.91                    12753.75
  1997/06/30      12475.64                    12842.46
  1997/07/31      12614.79                    12985.06
  1997/08/31      12629.16                    12997.28
  1997/09/30      12724.82                    13097.39
  1997/10/31      12809.73                    13191.70
  1997/11/30      12835.18                    13224.86
  1997/12/31      12919.79                    13312.12
  1998/01/31      13047.83                    13440.63
  1998/02/28      13069.40                    13454.10
  1998/03/31      13120.91                    13506.54
IMATRL PRASUN   SHR__CHT 19980331 19980408 111337 R00000000000068
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Short-Term Bond Fund on October 31, 1992, shortly after the fund started. As the chart shows, by March 31, 1998, the value of the investment would have grown to $13,121 - a 31.21% increase on the initial investment which includes the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers 1-3 Year Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $13,507 - a 35.07% increase. UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN, AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

     SIX MONTHS  YEARS ENDED SEPTEMBER 30,                    OCTOBER 1, 1992
     ENDED                                                    (COMMENCEMENT
     MARCH 31,                                                OF OPERATIONS) TO
                                                              SEPTEMBER 30,

     1998        1997                       1996  1995  1994  1993


DIVIDEND RETURN  3.25%   6.67%  6.67%   6.49%    6.19%   7.79%

CAPITAL RETURN   -0.11%  0.32%  -1.22%   -2.16%  -6.53%  -0.11%

TOTAL RETURN     3.14%   6.99%  5.45%   4.33%    -0.34%  7.68%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested. Capital and total returns include the effect of the $5 account closeout fee on an average-sized account.
DIVIDENDS AND YIELD
PERIODS ENDED MARCH 31, 1998  PAST 1       PAST 6        PAST 1
                              MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE           4.91(CENTS)  29.16(CENTS)  58.72(CENTS)

ANNUALIZED DIVIDEND RATE      6.39%        6.46%         6.50%

30-DAY ANNUALIZED YIELD       5.85%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $
9.05 over the past one month, $9.05 over the past six months and $9.04 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain fund expenses during the periods shown, the yield would have been 5.60%.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
A continued lack of inflationary
pressure resulted in a relatively
favorable investing climate for
bonds during the six months that
ended March 31, 1998. The
Lehman Brothers Aggregate Bond
Index - a broad gauge of the U.S.
taxable investment-grade bond
market - returned 4.54% during
this period. Global volatility and
historically low interest rates were
the main stories in the last quarter
of 1997. Financial problems in Asia
came to a head in October,
resulting in a "flight to quality."
Wary stock investors sought
investments offering lower volatility,
helping the U.S. bond market -
especially U.S. Treasuries - surge.
The Lehman Brothers Corporate
Bond Index returned 4.49% for the
six-month period. Corporate bonds
benefited from continued economic
growth and demand for yield,
although they faltered somewhat in
January 1998. Investors feared a
slowdown in demand in Asia would
eat into corporate earnings. In spite
of record new issuance in February
1998, corporates rebounded due
in part to increased demand on the
part of yield-hungry investors.
Mortgage-backed bonds performed
well during the period, even though
lower interest rates resulted in more
mortgage prepayment activity. The
Lehman Brothers Mortgage-Backed
Securities Index generated a
six-month return of 4.04%.
High-yield and emerging-market
issues performed very well
throughout the first quarter of 1998.
An interview with Andrew Dudley, Portfolio Manager of Spartan
Short-Term Bond Fund
Q. HOW DID THE FUND PERFORM, ANDY?
A. For the six months that ended March 31, 1998, the fund had a total return of 3.14%. That outperformed the 2.77% return of the short investment grade debt funds average tracked by Lipper Analytical Services. For the same period, the Lehman Brothers 1-3 Year Government/Corporate Bond Index returned 3.12%. For the 12 months that ended March 31, 1998, the fund returned 7.52%, while the Lipper average returned 7.00% and the Lehman Brothers index returned 7.52%.
Q. WHAT FACTORS CONTRIBUTED TO THE FUND'S STRONG PERFORMANCE?
A. The fund benefited from maintaining overweighted positions, relative to the index, in corporate bonds, asset-backed securities and mortgage-backed securities. Generally, these so-called spread products offered attractive yield spreads - or yield advantages - over comparable Treasuries during the period.
Q. HOW WERE THE FUND'S ASSETS ALLOCATED?
A. Corporate bonds and asset-backed securities - bonds backed by a pool of loans such as credit cards - accounted for about 61% of the fund's assets at the end of the period. Specifically, about 43% of the fund was invested in corporate bonds and 18% in asset-backed securities. Corporate bonds, as a group, offered only neutral returns during the six-month period, after weakening in the fourth quarter of 1997 during the economic slowdown in Asia, and then stabilizing in the first quarter of 1998. The fund was able to generate modest returns from its corporate position by emphasizing the better-performing sectors, such as cable, media and telecommunications. Growth in these sectors is much more dependent on the health of the U.S. economy, rather than on Asian markets. In addition, asset-backed securities were a very stable component of the portfolio because of their high credit quality. In fact, a majority of the fund's asset-backed position was rated Aaa. These securities offered the fund a way to get additional yield without taking on the credit risks associated with many corporate bonds.
Q. WHAT ABOUT MORTGAGE-BACKED SECURITIES?
A. More than half of the fund's mortgage-backed holdings were invested in commercial mortgage-backed securities (CMBS) - bonds that are backed by loans on commercial property, such as office buildings or retail malls. The market for these securities has gained considerable acceptance among investors, leading to better returns for the issues.
Q. HOW MUCH OVERALL IMPACT DID THE ASIAN SITUATION HAVE ON THE FUND'S
PERFORMANCE?
A. Not much. The Asian situation definitely weakened the corporate bond market, but as I said, I shielded the portfolio from many of these ill effects by buying securities in sectors that were more dependent on the domestic economy. In fact, I sold many of the fund's corporate positions that did have exposure to Asia in October, helping its performance versus the benchmark and the peer group. Longer-term, I see Asia as an opportunity. The Asian turmoil has caused spread volatility in non-Treasuries, which allows me to apply Fidelity's strong research to find attractive securities that have been unfairly repriced in the past few months.
Q. WHAT'S YOUR OUTLOOK FOR THE
BOND MARKET?
A. The yield curve was very flat at the end of the period, meaning longer-term bonds were not offering much of a yield advantage over short-term issues. As a result, many buyers of fixed-income securities tried to get additional yield by buying non-Treasury securities. Consequently, I think increased demand for these spread products will benefit their pricing. In addition, the equity markets generated healthy gains in the first quarter of 1998, which bodes well for high-grade corporate bonds in the next few months. I also expect asset-backed securities to continue to perform well as investors seek out defensive instruments in periods of turmoil. Finally, opportunities in the mortgage-backed sector will depend on the level of interest rates. These securities may underperform other fixed-income securities in the short term if the market rallies and prepayment - or refinancing - levels remain high. If that's the case, I may increase the fund's position in mortgage-backed bonds in anticipation of a rebound and outperformance in the long term.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

ANDREW DUDLEY ON THE FLAT YIELD
CURVE:
"The yield curve is defined as the
yield difference between shorter-
and longer-maturity Treasuries.
Typically, the two points of reference
used in this equation are the
two-year and the 30-year Treasuries.
Historically, the yield curve has been
positive - or upward sloping -
with shorter-maturity Treasuries
yielding less than longer-maturity
Treasuries. While the curve remained
positive at the end of the period, the
difference between the yields offered
by short- and long-term Treasuries
has fallen - or flattened - to a
level that is low by historical
standards. At the end of March, the
difference in yield between the
two-year and the 30-year Treasury
was about 0.40%, while the variance
between the two-year and the
10-year Treasury was even smaller
at about 0.10%. There are several
factors that have an impact on the
shape of the yield curve, including
the strength of the economy, current
and future expected levels of
inflation and near-term expectations
regarding the Federal Reserve
Board's monetary policy. Over the
past six months, Fed policy was
expected to remain neutral and
long-term inflation was pegged at
about 1.5% to 2.0% - the perfect
environment for longer rates to
decline relative to shorter rates.
Consequently, the yield curve
has flattened."
FUND FACTS
GOAL: high current income
with preservation of capital
FUND NUMBER: 449
TRADING SYMBOL: FTBDX
START DATE: October 1, 1992
SIZE: as of March 31, 1998,
more than $323 million
MANAGER: Andrew Dudley,
since 1997; manager, Fidelity
Short-Term Bond Fund and
Fidelity Advisor Short-Fixed
Income Fund, since 1997;
joined Fidelity in 1996
(checkmark)
INVESTMENT CHANGES


QUALITY DIVERSIFICATION AS OF MARCH 31, 1998
(MOODY'S RATINGS)  %   % OF FUND'S INVESTMENTS
                   O   6 MONTHS AGO
                   F
                   F
                   U
                   N
                   D
                   '
                   S
                   I
                   N
                   V
                   E
                   S
                   T
                   M
                   E
                   N
                   T
                   S

AAA                4   41.8
                   3
                   .
                   3

AA                 7   4.1
                   .
                   5

A                  1   16.9
                   3
                   .
                   9

BAA                2   24.6
                   3
                   .
                   9

BA                 7   8.4
                   .
                   1

NOT RATED          1   1.9
                   .
                   3

TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. SECURITIES RATED AS "BA" OR BELOW WERE RATED INVESTMENT GRADE BY OTHER NATIONALLY RECOGNIZED RATING
AGENCIES OR ASSIGNED AN INVESTMENT GRADE RATING AT THE TIME OF
ACQUISITION BY FIDELITY.
AVERAGE YEARS TO MATURITY AS OF MARCH 31, 1998
            6 MONTHS AGO

YEARS  2.3  2.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF MARCH 31, 1998
            6 MONTHS AGO

YEARS  1.8  1.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MARCH 31, 1998 * AS OF SEPTEMBER 30, 1997 **

CORPORATE BONDS 61.4%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 26.3%
CMOS AND OTHER
MORTGAGE-RELATED
SECURITIES 5.7%
OTHER 3.6%
SHORT-TERM
INVESTMENTS 3.0%
CORPORATE BONDS 64.9%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 23.1%
CMOS AND OTHER
MORTGAGE-RELATED
SECURITIES 7.2%
OTHER 2.5%
SHORT-TERM
INVESTMENTS 2.3%
ROW: 1, COL: 1, VALUE: 3.0
ROW: 1, COL: 2, VALUE: 3.6
ROW: 1, COL: 3, VALUE: 5.7
ROW: 1, COL: 4, VALUE: 26.3
ROW: 1, COL: 5, VALUE: 61.4
ROW: 1, COL: 1, VALUE: 2.3
ROW: 1, COL: 2, VALUE: 2.5
ROW: 1, COL: 3, VALUE: 7.2
ROW: 1, COL: 4, VALUE: 23.1
ROW: 1, COL: 5, VALUE: 64.90000000000001

* FOREIGN
 INVESTMENTS 5.8%
** FOREIGN
 INVESTMENTS 5.7%
INVESTMENTS MARCH 31, 1998 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


NONCONVERTIBLE BONDS - 61.4%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
BASIC INDUSTRIES - 1.1%
CHEMICALS & PLASTICS - 1.1%
Methanex Corp. yankee 8 7/8%, 11/15/01  A2 $ 3,500 $ 3,664
CONSTRUCTION & REAL ESTATE - 0.7%
REAL ESTATE INVESTMENT TRUSTS - 0.7%
EOP Operating LP 6 3/8%, 2/15/03 (c)  Baa1  1,190  1,178
Weeks Realty LP 6 7/8%, 3/15/05  Baa2  1,100  1,091
  2,269
DURABLES - 0.4%
AUTOS, TIRES, & ACCESSORIES - 0.4%
General Motors Corp. 9 5/8%, 12/1/00  A3  1,160  1,258
ENERGY - 0.2%
OIL & GAS - 0.2%
Occidental Petroleum Corp. 6.09%, 11/29/99  Baa3  580  581
FINANCE - 36.2%
ASSET-BACKED SECURITIES - 17.7%
CPS Auto Grantor Trust 6.70%, 2/15/02   Aaa  426  430
CPS Auto Receivables Trust 6%, 8/15/03   Aaa  3,000  2,991
Capital Equipment Receivables Trust:
6.57%, 3/15/01   Aa3  810  821
 6.45%, 8/15/02   Aa3  1,700  1,708
Case Equipment Loan Trust:
6.15%, 9/15/02   Aaa  3,011  3,026
 6.45%, 9/15/02   A3  1,330  1,320
 5.85%, 2/15/03   A3  690  687
Caterpillar Financial Asset Trust
6.55%, 5/22/02   A3  380  384
Chase Manhattan Corp. 6.45%, 3/29/01   Aaa  1,900  1,912
Chevy Chase Auto Receivables Trust:
6.20%, 3/20/04   Aaa  1,014  1,016
 5.97%, 10/20/04   Aaa  2,020  2,015
Citibank Credit Card Master Trust I 5 3/4%,
1/15/03   Aaa  1,300  1,293
Contimortgage Home Equity Loan Trust:
6.26%, 7/15/12   Aaa  2,450  2,452
 6.30%, 7/15/12   Aaa  1,100  1,100
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Fidelity Funding Auto Trust
6.99%, 11/15/02 (c)   Aaa $ 436 $ 440
Ford Credit Grantor Trust 5.90%, 10/15/00   Aaa  1,515  1,516
General Motors Acceptance Corp. Grantor
Trust 1995-A, 7.15%, 3/15/00   Aaa  761  763
Green Tree Financial Corp.:
5 1/2%, 1/31/00  Aaa  163  163
 5.80%, 2/15/27   Aaa  1,547  1,547
 6.10%, 4/15/27   Aaa  1,471  1,472
 6.45%, 5/15/27   Aaa  1,157  1,160
 6 1/2%, 6/15/27   Aaa  770  772
 6.65%, 7/15/27   Aaa  766  768
Key Auto Finance Trust Class C
6.65%, 10/15/03   Baa3  310  310
KeyCorp Auto Grantor Trust 5.80%, 7/15/00   A3  79  80
Norwest Automobile Trust 6.30%, 5/15/03   A2  1,130  1,133
Olympic Automobile Receivables Trust:
6.40%, 9/15/01   Aaa  1,280  1,280
 6 1/8%, 11/15/04   Aaa  739  753
Onyx Acceptance Grantor Trust:
6.20%, 6/15/03   Aaa  1,744  1,748
 5.95%, 7/15/04   Aaa  2,600  2,597
Petroleum Enhanced Trust Receivables Offering
Petroleum Trust 6.1875%, 2/5/03 (c)  Baa2  1,499  1,499
Premier Auto Trust:
4.95%, 2/2/99   A2  22  22
 8.05%, 4/4/00   Aaa  3,650  3,674
 6%, 5/6/00  Aaa  975  976
 6.35%, 7/6/00  A3  1,690  1,696
 5.82%, 12/6/02  Aaa  3,000  2,992
Reliance Auto Receivables Corp., Inc.
6.10%, 7/15/02 (c)   Aaa  632  632
Standard Credit Card Master Trust I
6 3/4%, 6/7/00   Aaa  1,000  1,002
TMS Auto Grantor Trust 5.90%, 9/15/02   Aaa  315  315
Toyota Auto Receivables Grantor Trust
6.15%, 1/15/99   Baa2  169  168
Tranex Auto Receivables Owner Trust
6.33%, 8/15/03 (c)  Aaa  1,026  1,029
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
ASSET-BACKED SECURITIES - CONTINUED
Union Federal Savings Bank Grantor Trust:
6.975%, 7/10/00   Baa2 $ 143 $ 143
 7.275%, 10/10/00   Baa2  142  141
 8.20%, 1/10/01   Baa2  147  148
WFS Financial Owner Trust:
7.05%, 11/20/03   Aaa  2,510  2,588
 6.90%, 12/20/03   Aaa  1,630  1,681
Western Financial Grantor Trust 5 7/8%,
3/1/02   Aaa  1,121  1,141
  57,504
BANKS - 9.0%
BancOne Corp. 6.70%, 3/24/00  Aa3  1,250  1,265
Banco Latinoamericano Exportaciones SA euro:
6.45%, 9/13/99 (c)  Baa2  930  927
 6.90%, 12/4/99 (c)  Baa2  550  559
BanPonce Corp.:
6.378%, 4/8/99  A3  940  941
 6.488%, 3/3/00  A3  800  805
BanPonce Financial Corp.:
7.65%, 5/3/00  A3  1,140  1,168
 6.88%, 6/16/00  A3  510  517
Capital One Bank:
6.42%, 11/12/99  Baa3  2,200  2,208
 6 3/8%, 2/15/03  Baa3  900  886
First Chicago Corp. 9 7/8%, 7/1/99  A2  2,450  2,560
First Fidelity Bancorp. 9 5/8%, 8/15/99  A2  910  951
First USA Bank 6 1/2%, 12/23/99   Aa2  1,700  1,713
Kansallis-Osake-Pankki yankee
9 3/4%, 12/15/98  A3  860  880
KeyCorp. 7.45%, 4/5/00  A1  1,100  1,126
Mellon Financial Co. 6.30%, 6/1/00  A2  600  603
NationsBank Corp. 5 3/4%, 3/15/01  Aa3  3,000  2,981
Popular, Inc. 6.40%, 8/25/00  A3  1,410  1,415
Providian National Bank 6.70%, 3/15/03  Baa3  1,800  1,792
Signet Banking Corp. 5 7/8%, 4/15/98 (d)  A2  3,950  3,949
Union Planters National Bank 6.53%, 8/20/99  A3  1,960  1,973
  29,219
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
FINANCE - CONTINUED
CREDIT & OTHER FINANCE - 8.6%
AT&T Capital Corp.:
6.65%, 4/30/99  Baa3 $ 2,500 $ 2,514
 6.16%, 12/3/99  Baa3  1,940  1,939
Aristar, Inc. 7 1/2%, 7/1/99  Baa1  2,010  2,045
Associates Corp. of North America
6 3/8%, 8/15/99  Aa3  1,200  1,206
Boatmens Auto Trust 6.35%, 10/15/01  A2  610  612
Chrysler Financial Corp. 6 3/8%, 1/28/00  A3  1,720  1,730
Edison Mission Energy Funding Corp.
6.77%, 9/15/03 (c)  Baa1  1,805  1,826
Finova Capital Corp. 6.27%, 9/29/00  Baa1  580  581
General Motors Acceptance Corp.:
5.45%, 3/1/99  A3  3,030  3,017
 6.55%, 4/23/99  A3  1,850  1,863
 9%, 10/15/02 (e)  A3  3,000  3,320
Heller Financial, Inc. 6 1/4%, 3/1/01  A3  1,500  1,499
MCN Investment Corp. 5.84%, 2/1/99  Baa2  1,450  1,447
Money Store, Inc. 7.30%, 12/1/02  Ba2  650  674
North American Mortgage Co. 5.80%, 11/2/98  Baa2  750  749
Salton Sea Funding Corp. 7.02%, 5/30/00  Baa3  1,025  1,032
Union Acceptance Corp. 7.075%, 7/10/02  Baa2  229  230
U.S. West Capital Funding, Inc.
6.85%, 1/15/02  Baa1  1,540  1,569
  27,853
SAVINGS & LOANS - 0.9%
Golden West Financial Corp. 8 5/8%, 8/30/98  A3  100  101
Great Western Financial Corp. 6 3/8%, 7/1/00  A3  1,025  1,027
Long Island Savings Bank 6.20%, 4/2/01  Baa3  850  849
Long Island Savings Bank FSB Melville NY
7%, 6/13/02  Baa3  970  988
  2,965
TOTAL FINANCE   117,541
HOLDING COMPANIES - 0.9%
Norfolk Southern Corp.:
6.70%, 5/1/00  Baa1  2,000  2,025
 6.95%, 5/1/02  Baa1  800  820
  2,845
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
INDUSTRIAL MACHINERY & EQUIPMENT - 0.2%
POLLUTION CONTROL - 0.2%
WMX Technologies, Inc. 6 1/4%, 10/15/00  Baa3 $ 750 $ 749
MEDIA & LEISURE - 6.7%
BROADCASTING - 4.7%
Continental Cablevision, Inc. 8 1/2%, 9/15/01  Baa3  1,854  1,971
TCI Communications, Inc.:
6 3/8%, 9/15/99  Ba1  3,075  3,084
 7 3/8%, 2/15/00  Ba1  1,815  1,849
 8%, 8/1/05  Ba1  1,285  1,381
Tele Communications, Inc. 9%, 1/2/02  Ba1  730  789
Time Warner, Inc.:
7.95%, 2/1/00  Ba1  4,030  4,145
 7 3/4%, 6/15/05  Ba1  1,850  1,955
  15,174
ENTERTAINMENT - 1.3%
Paramount Communications, Inc.:
5 7/8%, 7/15/00  Ba2  1,190  1,168
 7 1/2%, 1/15/02  Ba2  647  663
Viacom, Inc.:
6 3/4%, 1/15/03  Ba2  1,545  1,544
 7 3/4%, 6/1/05  Ba2  745  781
  4,156
PUBLISHING - 0.7%
News America Holdings, Inc. 8 5/8%, 2/1/03  Baa3  2,100  2,284
TOTAL MEDIA & LEISURE   21,614
NONDURABLES - 1.8%
FOODS - 0.6%
Dole Food, Inc. 6 3/4%, 7/15/00  Baa3  1,990  2,006
TOBACCO - 1.2%
Philip Morris Companies, Inc.:
7 1/8%, 12/1/99  A2  2,300  2,335
 7 1/4%, 9/15/01  A2  1,400  1,439
  3,774
TOTAL NONDURABLES   5,780
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
RETAIL & WHOLESALE - 2.8%
GENERAL MERCHANDISE STORES - 2.8%
Dayton Hudson Corp.:
10%, 12/1/00  Baa1 $ 1,078 $ 1,178
 6.80%, 10/1/01  Baa1  1,600  1,628
 notes 9 3/4%, 7/1/02  Baa1  930  1,046
Federated Department Stores, Inc.:
10%, 2/15/01  Baa2  2,285  2,502
 8 1/8%, 10/15/02  Baa2  1,595  1,697
Penney (J.C.) Co., Inc. 6.95%, 4/1/00  A2  1,100  1,119
  9,170
TECHNOLOGY - 3.4%
COMPUTERS & OFFICE EQUIPMENT - 3.4%
Comdisco, Inc.:
5 3/4%, 1/19/99  Baa2  3,900  3,893
 6 1/2%, 4/30/99  Baa1  1,000  1,005
 6.86%, 7/29/99  Baa1  1,580  1,596
 6.55%, 2/4/00  Baa1  4,500  4,539
  11,033
TRANSPORTATION - 1.2%
RAILROADS - 1.2%
CSX Corp.:
9 1/2%, 8/1/00  Baa2  2,500  2,674
 7.05%, 5/1/02  Baa2  1,250  1,278
  3,952
UTILITIES - 5.8%
CELLULAR - 0.1%
360 Degrees Communications Co.
7 1/8%, 3/1/03  Ba1  230  238
ELECTRIC UTILITY - 1.8%
Avon Energy Partners Holdings
6.73%, 12/11/02 (c)  Baa2  1,000  1,013
Indiana Michigan Power Co. 6.40%, 3/1/00  Baa1  2,000  2,008
Ohio Edison Co. 7 3/8%, 9/15/02  Baa2  900  932
Philadelphia Electric Co. 5 5/8%, 11/1/01  Baa1  840  824
Texas Utilities Electric Co. 7 3/8%, 11/1/99  Baa1  1,000  1,019
  5,796
NONCONVERTIBLE BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
UTILITIES - CONTINUED
GAS - 2.0%
Arkla, Inc.:
8.60%, 9/15/98  Ba2 $ 500 $ 504
 8.43%, 9/17/98  Ba1  440  444
 8 7/8%, 7/15/99  Baa1  5,500  5,693
  6,641
TELEPHONE SERVICES - 1.9%
Cable & Wireless Communications PLC
6 3/8%, 3/6/03  Baa1  1,300  1,301
Teleport Communications Group, Inc.
0%, 7/1/07 (b)  Baa3  1,110  956
WorldCom, Inc.:
9 3/8%, 1/15/04  Ba1  1,176  1,246
 7.55%, 4/1/04  Ba1  1,740  1,833
 8 7/8%, 1/15/06  Ba1  627  683
  6,019
TOTAL UTILITIES   18,694
TOTAL NONCONVERTIBLE BONDS
(Cost $199,083)   199,150
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 21.8%
U.S. TREASURY OBLIGATIONS - 19.3%
5 1/2% 11/15/98  Aaa  2,000  1,999
5 7/8% 1/31/99  Aaa  16,655  16,700
8 7/8%, 2/15/99  Aaa  11,720  12,046
7 3/4%, 12/31/99  Aaa  8,915  9,230
6 7/8%, 3/31/00  Aaa  17,704  18,124
5 3/4% 10/31/00  Aaa  4,220  4,233
  62,332
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Government Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Defense Security Assistance Agency):
 Class C-1, 9 1/4%, 11/15/01  Aaa  4,058  4,293
  Class T-3, 9 5/8%, 5/15/02  Aaa  366  387
U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED
Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through
Export-Import Bank):
 Series 1994-C, 6.61%, 9/15/99  Aaa $ 207 $ 208
  Series 1995-A, 6.28%, 6/15/04  Aaa  1,529  1,547
Israel Export Trust Certificates (assets of Trust
guaranteed by U.S. Government through
Export-Import Bank) Series 1994-1,
6.88%, 1/26/03  Aaa  641  654
Private Export Funding Corp. secured
6.86%, 4/30/04  Aaa  1,076  1,101
  8,190
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
(Cost $70,795)   70,522
U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES - 4.5%
FANNIE MAE - 2.0%
6 1/2%, 12/1/12 to 1/1/13  Aaa  5,778  5,793
11 1/2%, 11/1/15  Aaa  508  575
  6,368
FREDDIE MAC - 0.5%
7%, 8/1/99 to 7/1/01  Aaa  1,542  1,559
12%, 11/1/19  Aaa  131  151
  1,710
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.0%
9 1/2%, 5/15/16 to 4/15/28  Aaa  2,018  2,186
11%, 2/15/10 to 9/15/19  Aaa  2,335  2,622
11 1/2%,  5/15/13 to 2/15/14  Aaa  851  973
12%, 2/15/16  Aaa  728  847
  6,628
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
(Cost $14,763)   14,706
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
PRIVATE SPONSOR - 0.2%
GE Capital Mortgage Services, Inc. planned
amortization class Series 1994-2 Class A-4,
6%, 1/25/09 (Cost $733)  Aaa $ 750 $ 746
COMMERCIAL MORTGAGE SECURITIES - 5.5%
Allied Capital Commercial Mortgage Trust
sequential pay Series 1998-1 Class A,
6.31%, 5/25/03 (c)  Aaa  1,948  1,938
BKB Commercial Mortgage Trust Series 1997-C1
Class B, 7.218%, 2/25/43 (c)(d)  AA  1,810  1,807
Bankers Trust Remic Trust 1988-1 floater
Series 1998-S1A Class D,
6.5219%, 11/28/02 (c)(d)  Baa2  2,270  2,261
Blackrock Capital Funding LLC Series 1996
Class C2, 7.5585%, 11/16/26 (c)(d)  AAA  97  97
CBM Funding Corp. sequential pay Series 1996-1:
Class A-1, 7.55%, 7/1/99  AA  102  103
 Class A-2, 6.88%, 7/1/02  AA  870  883
CS First Boston Mortgage Securities Corp.
sequential pay Series 1997-SPICE Class A,
6.653%, 6/20/03 (c)  -  3,101  3,103
Equitable Life Assurance Society of the United
States floater Series 174 Class D-2,
6.7375%, 5/15/03 (c)(d)  Baa2  1,000  1,000
Federal Deposit Insurance Corp. sequential pay:
Series 1994-C1 Class II-A2, 7.85%, 9/25/25  Aaa  898  900
 Series 1996-C1 Class 1A, 6 3/4%, 5/25/26  Aaa  1,782  1,784
Kidder Peabody Acceptance Corp. sequential pay,
Series 1993-M1 Class A-2,
7.15%, 4/25/25  Aa2  491  489
Meritor Mortgage Security Corp. Series 1987-1
Class A-3, 9.40%, 6/1/99  Baa3  12  12
Nomura Asset Securities Corp. floater
Series 1994-MD-II Class A-6,
6.9369% 7/4/03 (d)  -  1,249  1,262
Oregon Commercial Mortgage, Inc. Series 1995-1
Class A, 7.15%, 6/25/26 (c)(d)  AAA  478  477
Resolution Trust Corp.:
floater Series 1993-C2
 Class A-2, 6.62%, 3/25/25 (d)  AAA  312  313
 floater Series 1994-C1
 Class A-3, 6.30%, 6/25/26 (d)  AAA  907  907
COMMERCIAL MORTGAGE SECURITIES - CONTINUED
 MOODY'S PRINCIPAL VALUE (NOTE 1)
 RATINGS (A) AMOUNT (000S) (000S)
Structured Asset Securities Corp. Series 1996-C3
Class A, 6 3/4%, 6/25/30 (c)  AAA $ 613 $ 615
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $17,971)   17,951
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Ontario Province:
euro 8 1/2%, 2/28/01  Aa3  800  850
 global bond 6 1/8%, 6/28/00  Aa3  1,000  1,003
 5 3/4%, 11/7/00  Aa3  1,010  1,004
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $2,869)   2,857
SUPRANATIONAL OBLIGATIONS - 1.7%
African Development Bank:
9.30%, 7/1/00  Aa1  3,540  3,779
 7 3/4%, 12/15/01  Aa1  1,670  1,757
TOTAL SUPRANATIONAL OBLIGATIONS
(Cost $5,562)   5,536
CERTIFICATES OF DEPOSIT - 1.0%
Canadian Imperial Bank of Commerce NY
Branch yankee 6.20%, 8/1/00
(Cost $3,107)  Aa3  3,100  3,107
CASH EQUIVALENTS - 3.0%
 MATURITY
 AMOUNT (000S)
Investments in repurchase agreements
(U.S. Treasury obligations), in a joint
trading account at 5.92%, dated
3/31/98 due 4/1/98   $ 9,547  9,545
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $324,428)   $ 324,120
LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,401,000 or 6.3% of net assets.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 63.2% AAA, AA, A 61.0%
Baa 23.9% BBB  31.3%
Ba 7.1% BB  1.6%
B 0.0% B  0.3%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
For some foreign government obligations, FMR has assigned the ratings of the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.3%.
INCOME TAX INFORMATION
At March 31, 1998, the aggregate cost of investment securities for income tax purposes was $324,429,000. Net unrealized depreciation aggregated $309,000, of which $1,043,000 related to appreciated investment securities and $1,352,000 related to depreciated investment securities.
At September 30, 1997, the fund had a capital loss carryforward of approximately $79,520,000 of which $39,973,000, $35,409,000 and
$4,138,000 will expire on September 30, 2003, 2004, and 2005, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 1998 approximately $2,156,000 of losses recognized during the period November 1, 1996 to September 30, 1997.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
(EXCEPT PER-SHARE AMOUNT) MARCH 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE            $ 324,120
AGREEMENTS OF $9,545) (COST $324,428) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                      3

RECEIVABLE FOR FUND SHARES SOLD                                      779

INTEREST RECEIVABLE                                                  3,558

 TOTAL ASSETS                                                        328,460

LIABILITIES

PAYABLE TO CUSTODIAN BANK                                   $ 14

PAYABLE FOR INVESTMENTS PURCHASED                            3,138

PAYABLE FOR FUND SHARES REDEEMED                             1,098

DISTRIBUTIONS PAYABLE                                        223

ACCRUED MANAGEMENT FEE                                       99

OTHER PAYABLES AND ACCRUED EXPENSES                          5

 TOTAL LIABILITIES                                                   4,577

NET ASSETS                                                          $ 323,883

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                     $ 407,099

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     (1,396)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                (81,512)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS            (308)

NET ASSETS, FOR 35,829 SHARES OUTSTANDING                           $ 323,883

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER             $9.04
SHARE ($323,883 (DIVIDED BY) 35,829 SHARES)

STATEMENT OF OPERATIONS
 SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                 $ 10,089
INTEREST

EXPENSES

MANAGEMENT FEE                                            $ 946

NON-INTERESTED TRUSTEES' COMPENSATION                      1

 TOTAL EXPENSES BEFORE REDUCTIONS                          947

 EXPENSE REDUCTIONS                                        (396)   551

NET INVESTMENT INCOME                                              9,538

REALIZED AND UNREALIZED GAIN (LOSS)                                208
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON            (693)
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                    (485)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                   $ 9,053
FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED   YEAR ENDED
                                                           MARCH 31, 1998     SEPTEMBER 30,
                                                           (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 9,538            $ 19,923
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   208                (2,472)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       (693)              3,201

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            9,053              20,652
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME    (9,422)            (19,752)

SHARE TRANSACTIONS                                          112,598            115,689
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              7,934              16,035

 COST OF SHARES REDEEMED                                    (83,752)           (188,730)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            36,780             (57,006)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   36,411             (56,106)

NET ASSETS

 BEGINNING OF PERIOD                                        287,472            343,578

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF       $ 323,883          $ 287,472
NET INVESTMENT INCOME OF $1,396 AND
$1,512, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       12,433             12,804

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    877                1,775

 REDEEMED                                                   (9,250)            (20,894)

 NET INCREASE (DECREASE)                                    4,060              (6,315)


FINANCIAL HIGHLIGHTS

     SIX MONTHS ENDED   YEARS ENDED SEPTEMBER 30,                    OCTOBER 1, 1992
     MARCH 31, 1998                                                  (COMMENCEMENT
                                                                     OF OPERATIONS) TO
                                                                     SEPTEMBER 30,

     (UNAUDITED)        1997                       1996  1995  1994  1993



SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 9.050     $ 9.020  $ 9.130  $ 9.330  $ 9.990  $ 10.000
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .295 D      .588 D   .598     .584     .574     .747
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              (.013)      .025     (.112)   (.199)   (.604)   (.009)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .282        .613     .486     .385     (.030)   .738
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.292)      (.583)   (.596)   (.443)   (.477)   (.747)
 INCOME

 IN EXCESS OF NET              -           -        -        -        (.033)   (.001)
 INVESTMENT INCOME

 IN EXCESS OF NET              -           -        -        -        (.010)   -
 REALIZED GAIN

 RETURN OF CAPITAL             -           -        -        (.142)   (.110)   -

 TOTAL DISTRIBUTIONS           (.292)      (.583)   (.596)   (.585)   (.630)   (.748)

NET ASSET VALUE,              $ 9.040     $ 9.050  $ 9.020  $ 9.130  $ 9.330  $ 9.990
END OF PERIOD

TOTAL RETURN B, C              3.15%       7.00%    5.47%    4.35%    (.32)%   7.69%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 324       $ 287    $ 344    $ 522    $ 798    $ 1,471
(IN MILLIONS)

RATIO OF EXPENSES TO           .38% A, E   .50%     .65%     .65%     .54% E   .20% E
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .38% A      .50%     .64% F   .65%     .54%     .20%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        6.54% A     6.50%    6.52%    6.45%    6.42%    7.32%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        116% A      105%     134%     159%     97%      112%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. NOTES TO FINANCIAL STATEMENTS
For the period ended March 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Short-Term Bond (the fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $201,086,000 and $165,675,000, respectively, of which U.S. government and
3. PURCHASE AND SALES OF INVESTMENTS - CONTINUED government agency obligations aggregated $121,179,000 and $103,744,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .65% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $4,000 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .38% of average net assets. For the period, the reimbursement reduced the expenses by $392,000.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's expenses were reduced by $4,000 under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Securities
Intermediate Bond
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan High Income
Spartan Investment Grade Bond
Spartan Limited Maturity Government
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Target Timeline(trademark) 1999, 2001 & 2003
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress 1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE